TCW Artificial Intelligence Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—92.6% of Net Assets
Application Software—18.1%
Adobe, Inc.(1)	488	$216,828
Alteryx, Inc.(1)	507	88,974
Anaplan, Inc.(1)	1,017	46,182
Autodesk, Inc.(1)	857	202,621
Bill.Com Holdings, Inc.(1)	467	43,482
Elastic NV (Netherlands)(1)	544	52,327
Salesforce.com, Inc.(1)	1,023	199,332
Splunk, Inc.(1)	931	195,342
Trade Desk, Inc. (The)(1)	547	246,872

		1,291,960

Automobile Manufacturers—0.9%
Tesla Inc.(1)	45	64,384

Biotechnology—1.4%
Alnylam Pharmaceuticals, Inc.(1)	215	31,338
Relay Therapeutics, Inc.(1)	13	461
Sarepta Therapeutics, Inc.(1)	224	34,389
SpringWorks Therapeutics, Inc.(1)	703	29,969

		96,157

Cable & Satellite—3.6%
Altice USA, Inc.(1)	3,274	88,365
Charter Communications, Inc.(1)	292	169,360

		257,725

Communications Equipment—1.9%
Palo Alto Networks, Inc.(1)	534	136,661

Data Processing & Outsourced Services—7.4%
Mastercard, Inc.	396	122,178
MongoDB, Inc.(1)	213	48,794
Square, Inc.(1)	1,837	238,534
Visa, Inc.	620	118,048

		527,554

Health Care Equipment—2.0%
Intuitive Surgical, Inc.(1)	107	73,342
STAAR Surgical Co.(1)	1,238	72,039

		145,381

Home Entertainment Software—2.3%
Activision Blizzard, Inc.	1,751	144,685
Roku, Inc.(1)	124	19,207

		163,892

Insurance Brokers—0.0%
GoHealth, Inc.(1)	89	1,580

Internet & Direct Marketing Retail—3.7%
Amazon.com, Inc.(1)	83	262,668

Internet Services & Infrastructure—12.2%
Alibaba Group Holding, Ltd. (SP ADR)(1)	645	161,908
Alphabet, Inc.(1)	132	196,409
Facebook, Inc.(1)	869	220,439
Tencent Holdings, Ltd. (SP ADR) (China)	2,251	154,171
Twilio, Inc.(1)	494	137,046
ZoomInfo Technologies, Inc.(1)	28	1,144

		871,117

IT Consulting & Other Services—3.3%
Accenture PLC	270	60,691
EPAM Systems, Inc.(1)	611	177,239

		237,930

Life Sciences Tools & Services—1.0%
NeoGenomics, Inc.(1)	1,870	71,490

Semiconductor Equipment—8.8%
Analog Devices, Inc.	792	90,961
ASML Holding NV (Netherlands)	605	214,001
Lam Research Corp.	709	267,407
Texas Instruments, Inc.	424	54,081

		626,450

Semiconductors—7.8%
Intel Corp.	1,004	47,921
Micron Technology, Inc.(1)	2,190	109,620
NVIDIA Corp.	522	221,636
QUALCOMM, Inc.	1,677	177,108

		556,285

Specialized REITs—4.9%
American Tower Corp.	577	150,822
Equinix, Inc.	249	195,585

		346,407

Systems Software—8.3%
Crowdstrike Holdings, Inc.(1)	924	104,597
Microsoft Corp.	1,112	227,971
ServiceNow, Inc.(1)	596	261,763

		594,331

Technology Hardware, Storage & Peripherals—2.2%
Apple, Inc.	372	158,115

Trucking—0.8%
Uber Technologies, Inc.(1)	1,883	56,980

Wireless Telecommunication Services—2.0%
T-Mobile US, Inc.(1)	1,335	143,352

Total Common Stock (Cost: $4,326,769)		6,610,419

MONEY MARKET INVESTMENTS—7.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(2)	547,148	547,148

Total Money Market Investments (Cost: $547,148)		547,148

Total Investments (100.3%) (Cost: $4,873,917)		7,157,567

Liabilities In Excess Of Other Assets (-0.3%)		(22,707)

Net Assets (100.0%)		$7,134,860

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2020.

TCW Artificial Intelligence Equity Fund Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Application Software	18.1%
Automobile Manufacturers	0.9
Biotechnology	1.4
Cable & Satellite	3.6
Communications Equipment	1.9
Data Processing & Outsourced Services	7.4
Health Care Equipment	2.0
Home Entertainment Software	2.3
Insurance Brokers	0.0 *
Internet & Direct Marketing Retail	3.7
Internet Services & Infrastructure	12.2
IT Consulting & Other Services	3.3
Life Sciences Tools & Services	1.0
Semiconductor Equipment	8.8
Semiconductors	7.8
Specialized REITs	4.9
Systems Software	8.3
Technology Hardware, Storage & Peripherals	2.2
Trucking	0.8
Wireless Telecommunication Services	2.0
Money Market Investments	7.7

Total	100.3%

*	Amount rounds to less than 0.1% of Net Assets.

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Application Software	$1,291,960	$—	$—	$1,291,960
Automobile Manufacturers	64,384	—	—	64,384
Biotechnology	96,157	—	—	96,157
Cable & Satellite	257,725	—	—	257,725
Communications Equipment	136,661	—	—	136,661
Data Processing & Outsourced Services	527,554	—	—	527,554
Health Care Equipment	145,381	—	—	145,381
Home Entertainment Software	163,892	—	—	163,892
Insurance Brokers	1,580	—	—	1,580
Internet & Direct Marketing Retail	262,668	—	—	262,668
Internet Services & Infrastructure	871,117	—	—	871,117
IT Consulting & Other Services	237,930	—	—	237,930
Life Sciences Tools & Services	71,490	—	—	71,490
Semiconductor Equipment	626,450	—	—	626,450
Semiconductors	556,285	—	—	556,285
Specialized REITs	346,407	—	—	346,407
Systems Software	594,331	—	—	594,331
Technology Hardware, Storage & Peripherals	158,115	—	—	158,115
Trucking	56,980	—	—	56,980
Wireless Telecommunication Services	143,352	—	—	143,352

Total Common Stock	6,610,419	—	—	6,610,419

Money Market Investments	547,148	—	—	547,148

Total Investments	$7,157,567	$—	$—	$7,157,567

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Shares	Value
EXCHANGE-TRADED FUNDS—2.2% of Net Assets
iShares MSCI EAFE Index Fund	11,160	$692,478

Total Exchange-traded Funds (Cost: $725,446)		692,478

INVESTMENT COMPANIES—98.5%

Diversified Equity Funds—40.4%
TCW Global Real Estate Fund—I Class(1)	122,972	1,344,084
TCW New America Premier Equities Fund—I Class(1)	232,432	5,318,050
TCW Relative Value Large Cap Fund—I Class(1)	160,783	1,712,339
TCW Relative Value Mid Cap Fund—I Class(1)	14,762	267,332
TCW Select Equities Fund—I Class(1)	121,987	4,084,126

		12,725,931

Diversified Fixed Income Funds—58.1%
Metropolitan West High Yield Bond Fund—I Class(1)	33,558	346,316
Metropolitan West Low Duration Bond Fund—I Class(1)	185,306	1,647,374
Metropolitan West Total Return Bond Fund—I Class(1)	415,706	4,863,759
Metropolitan West Unconstrained Bond Fund—I Class(1)	513,289	6,087,610
TCW Emerging Markets Income Fund—I Class(1)	40,411	326,927
TCW Global Bond Fund—I Class(1)	74,854	801,687
TCW Total Return Bond Fund—I Class(1)	399,171	4,223,232

		18,296,905

Total Investment Companies (Cost: $26,775,175)		31,022,836

MONEY MARKET INVESTMENTS—1.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(2)	327,663	327,663

Total Money Market Investments (Cost: $327,663)		327,663

Total Investments (101.7%) (Cost: $27,828,284)		32,042,977
Liabilities In Excess Of Other Assets (-1.7%)		(533,738)

Net Assets (100.0%)		$31,509,239

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2020.

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the year ended July 31, 2020 is as follows:

Name of Affiliated Fund	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2020	Value at July 31, 2020	Dividends and Interest Income Received	Distributions Received from Net Realized Gain (In thousands)	Net Realized Gain/(Loss) on Investments	Net change in Unrealized Gain/(Loss) on Investments
Metropolitan West High Yield Bond Fund—I Class	$—	$608,277	$294,862	33,558	$346,316	$6,579	$—	$4,685	$28,216
Metropolitan West Low Duration Bond Fund—I Class	2,241,323	973,150	1,589,301	185,306	1,647,374	26,274	—	8,711	13,491
Metropolitan West Total Return Bond Fund—I Class	3,392,808	1,641,999	401,631	415,706	4,863,759	59,448	27,621	(1,721)	232,304
Metropolitan West Unconstrained Bond Fund—I Class	6,057,278	711,378	655,935	513,289	6,087,610	140,484	—	(16,001)	(9,110)
TCW Emerging Markets Income Fund—I Class	—	750,764	436,962	40,411	326,927	6,072	—	(22,379)	35,504
TCW Global Bond Fund—I Class	752,383	99,020	82,005	74,854	801,687	6,127	17,056	(585)	32,874
TCW Global Real Estate Fund—I Class	1,909,641	149,566	603,759	122,972	1,344,084	28,496	—	(46,268)	(65,096)
TCW New America Premier Equities Fund—I Class	4,033,000	1,195,847	607,199	232,432	5,318,050	19,713	16,478	(16,491)	712,893
TCW Relative Value Large Cap Fund—I Class	2,072,391	957,944	354,621	160,783	1,712,339	51,824	741,985	(142,362)	(821,013)
TCW Relative Value Mid Cap Fund—I Class	307,040	31,730	31,908	14,762	267,332	2,483	5,128	(11,281)	(28,249)
TCW Select Equities Fund—I Class	2,769,588	1,003,781	469,540	121,987	4,084,126	—	235,878	(48,646)	828,943
TCW Total Return Bond Fund—I Class	5,409,922	529,682	1,945,702	399,171	4,223,232	114,404	—	34,784	194,546

Total					$31,022,836	$461,904	$1,044,146	$(257,554)	$1,155,303

TCW Conservative Allocation Fund
Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	58.1%
Diversified Equity Funds	40.4
Exchange-Traded Funds	2.2
Money Market Investments	1.0

Total	101.7%

TCW Conservative Allocation Fund
Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$692,478	$—	$—	$692,478
Investment Companies	31,022,836	—	—	31,022,836
Money Market Investments	327,663	—	—	327,663

Total Investments	$32,042,977	$—	$—	$32,042,977

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—99.5% of Net Assets
Argentina—1.7% (Cost: $45,450)
MercadoLibre, Inc.(1)	90	$101,217

Brazil—7.5%
Arco Platform, Ltd.(1)	1,100	47,905
B3 S.A.—Brasil Bolsa Balcao	3,600	43,871
Localiza Rent a Car S.A.	13,200	129,115
Magazine Luiza S.A.	4,000	62,015
Notre Dame Intermedica Participacoes S.A.	5,100	65,403
Petroleo Brasileiro S.A. (SP ADR)	2,800	24,276
Raia Drogasil S.A.	2,600	61,981

Total Brazil (Cost: $361,704)		434,566

China—47.2%
A-Living Services Co., Ltd.—Class H	9,750	55,069
Alibaba Group Holding, Ltd. (SP ADR)(1)	1,684	422,718
Alphamab Oncology(1)	8,000	17,362
BAIC Motor Corp., Ltd.—Class H	44,000	21,457
Burning Rock Biotech, Ltd. (ADR)(1)	800	20,000
China Hongqiao Group, Ltd.	35,500	20,389
China Life Insurance Co., Ltd.—Class H	36,000	82,582
China Zhongwang Holdings, Ltd.	86,000	18,201
Dongfang Electric Corp., Ltd.	14,000	20,781
Galaxy Entertainment Group, Ltd.	18,000	122,757
GDS Holdings, Ltd. (ADR)(1)	1,300	104,377
Geely Automobile Holdings, Ltd.	26,000	54,543
Hesteel Co., Ltd.(1)	70,200	22,653
Innovent Biologics, Inc.(1)	5,000	30,709
JD.com, Inc. (ADR)(1)	800	51,032
Kingboard Holdings, Ltd.	8,000	23,398
Koolearn Technology Holding, Ltd.(1)	12,500	57,955
Kunlun Energy Co., Ltd.	26,000	21,782
KWG Property Holdings, Ltd.(1)	15,500	27,647
Lenovo Group, Ltd.	32,000	19,291
Meituan Dianping—Class B(1)	3,400	84,139
NAURA Technology Group Co., Ltd.	2,300	68,472
New Oriental Education & Technology Group, Inc. (SP ADR)(1)	500	70,100
Oceanwide Holdings Co., Ltd.	29,598	17,855
Ocumension Therapeutics(1)	5,000	18,999
Pharmaron Beijing Co., Ltd.—Class H	2,400	26,110
Poly Property Development Co., Ltd.	2,000	21,055
Proya Cosmetics Co., Ltd.	1,140	30,639
RiseSun Real Estate Development Co., Ltd.	17,000	20,029
S-Enjoy Service Group Co., Ltd.	18,000	56,718
SF Holding Co., Ltd.	3,000	30,416
Shanxi Lu’an Environmental Energy Development Co., Ltd.	17,700	16,167
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1,100	54,731
Sino Biopharmaceutical, Ltd.	31,500	41,152
Tencent Holdings, Ltd.	7,600	521,353
Times Neighborhood Holdings, Ltd.	40,000	62,985
WuXi AppTec Co., Ltd.—Class H(1)	5,964	89,926
Wuxi Biologics, Inc.(1)	5,000	103,221
Yanzhou Coal Mining Co., Ltd.—Class H	22,000	17,197
Yifeng Pharmacy Chain Co., Ltd.	5,540	68,570
Yuexiu Property Co., Ltd.	102,000	18,701
Yum China Holdings, Inc.	600	30,744
Zhongsheng Group Holdings, Ltd.	10,500	64,909

Total China (Cost: $1,978,029)		2,748,891

Egypt —1.7% (Cost: $98,037)
Commercial International Bank Egypt SAE	24,667	97,887

France —1.5% (Cost: $75,276)
Hermes International	105	85,456

Hungary —1.4% (Cost: $65,329)
Richter Gedeon Nyrt	3,624	84,160

India—6.3%
Avenue Supermarts, Ltd.(1)	2,070	56,896
Bajaj Finance, Ltd.	2,055	89,409
Divi’s Laboratories, Ltd.	1,000	34,950
Reliance Industries, Ltd.	4,107	113,741
Reliance Industries, Ltd.(1)	273	4,302
Shriram Transport Finance Co., Ltd.	4,300	39,667
Shriram Transport Finance Co., Ltd.(2)	496	4,576
Tata Power Co., Ltd. (The)	35,700	23,249

Total India (Cost: $307,633)		366,790

Indonesia—1.3%
Adaro Energy Tbk PT	324,000	24,234
Bank Mandiri Persero Tbk PT	37,800	15,024
Indah Kiat Pulp & Paper Corp. Tbk PT	37,300	20,015
Pabrik Kertas Tjiwi Kimia Tbk PT	40,900	18,986

Total Indonesia (Cost: $81,731)		78,259

Mexico—1.4% (Cost: $72,890)
Genomma Lab Internacional S.A.B. de C.V.— Class B(1)	75,200	80,242

Philippines—2.2%
BDO Unibank, Inc.	26,300	47,033
International Container Terminal Services, Inc.	9,390	18,435
Wilcon Depot, Inc.	200,100	60,844

Total Philippines (Cost: $153,734)		126,312

Russia—2.9%
X5 Retail Group NV (GDR)	1,642	61,673
Yandex N.V.(1)	1,900	109,326

Total Russia (Cost: $116,624)		170,999

South Africa—1.3% (Cost: $65,747)
Clicks Group, Ltd.	5,486	73,491

South Korea—5.6%
Cheil Worldwide, Inc.	1,300	20,983
CJ CheilJedang Corp.	100	32,447
GS Engineering & Construction Corp.	800	18,140
HDC Hyundai Development Co-Engineering & Construction	1,100	20,078
Kakao Corp.	300	87,035
NCSoft Corp.	120	81,767
Samsung Biologics Co., Ltd.(1)	105	64,739

Total South Korea (Cost: $248,308)		325,189

Switzerland—0.5% (Cost: $19,400)
Wizz Air Holdings PLC(1)	690	29,015

Taiwan—11.8%
Accton Technology Corp.	7,000	54,838
ASPEED Technology, Inc.	1,000	39,901
Chailease Holding Co., Ltd.	19,760	82,695
Taiwan Semiconductor Manufacturing Co., Ltd.	32,000	465,715
Taiwan Union Technology Corp.	9,000	41,712

Total Taiwan (Cost: $400,775)		684,861

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Shares	Value
United Kingdom—1.3% (Cost: $66,145)
Genus PLC	1,750	$78,307

United States—3.9%
Advanced Micro Devices, Inc.(1)	400	30,972
Applied Materials, Inc.	1,300	83,629
Legend Biotech Corp. (ADR)(1)	600	21,144
MSCI, Inc.	250	93,995

Total United States (Cost: $149,730)		229,740

Total Common Stock (Cost: $4,306,542)		5,795,382

PREFERRED STOCK—0.6%

Brazil —0.6% (Cost: $21,321)
Centrais Eletricas Brasileiras S.A., 3.48%	4,500	33,237

Total Preferred Stock (Cost: $21,321)		33,237

MONEY MARKET INVESTMENTS—0.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(3)	37,529	37,529

Total Money Market Investments (Cost: $37,529)		37,529

Total Investments (100.7%) (Cost: $4,365,392)		5,866,148

Liabilities In Excess Of Other Assets (-0.7%)		(39,565)

Total Net Assets (100.0%)		$5,826,583

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2020.

TCW Developing Markets Equity Fund
Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Air Freight & Logistics	0.5%
Airlines	0.5
Automobiles	1.3
Banks	2.8
Biotechnology	3.1
Capital Markets	2.4
Commercial Services & Supplies	3.0
Communications Equipment	1.0
Construction & Engineering	0.6
Consumer Finance	2.2
Diversified Consumer Services	3.0
Diversified Financial Services	1.5
Electric Utilities	1.0
Electrical Equipment	0.4
Electronic Equipment, Instruments & Components	2.3
Entertainment	1.4
Food & Staples Retailing	5.6
Food Products	0.6
Gas Utilities	0.4
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	1.1
Hotels, Restaurants & Leisure	2.6
IT Services	1.8
Insurance	1.4
Interactive Media & Services	21.4
Internet & Direct Marketing Retail	2.3
Life Sciences Tools & Services	5.5
Media	0.4
Metals & Mining	1.1
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	3.4
Paper & Forest Products	0.6
Personal Products	0.5
Pharmaceuticals	3.5
Real Estate Management & Development	1.8
Road & Rail	2.2
Semiconductors & Semiconductor Equipment	10.6
Specialty Retail	2.2
Technology Hardware, Storage & Peripherals	0.3
Textiles, Apparel & Luxury Goods	1.5
Transportation Infrastructure	0.3
Money Market Investments	0.6

Total	100.7%

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Air Freight & Logistics	$—	$30,416	$—	$30,416
Airlines	—	29,015	—	29,015
Automobiles	—	76,001	—	76,001
Banks	—	159,943	—	159,943
Biotechnology	60,143	126,378	—	186,521
Capital Markets	137,866	—	—	137,866
Commercial Services & Supplies	—	174,773	—	174,773
Communications Equipment	—	54,838	—	54,838
Construction & Engineering	—	38,218	—	38,218
Consumer Finance	—	129,077	—	129,077
Diversified Consumer Services	118,005	57,955	—	175,960
Diversified Financial Services	—	82,695	4,576	87,271
Electric Utilities	—	23,249	—	23,249
Electrical Equipment	—	20,781	—	20,781
Electronic Equipment, Instruments & Components	—	133,581	—	133,581
Entertainment	—	81,767	—	81,767
Food & Staples Retailing	123,654	198,957	—	322,611
Food Products	—	32,447	—	32,447
Gas Utilities	—	21,782	—	21,782
Health Care Equipment & Supplies	—	54,731	—	54,731
Health Care Providers & Services	65,403	—	—	65,403
Hotels, Restaurants & Leisure	30,744	122,757	—	153,501
IT Services	104,377	—	—	104,377
Insurance	—	82,582	—	82,582
Interactive Media & Services	633,261	608,387	—	1,241,648
Internet & Direct Marketing Retail	51,032	84,139	—	135,171
Life Sciences Tools & Services	—	318,945	—	318,945
Media	—	20,983	—	20,983
Metals & Mining	—	61,244	—	61,244
Multiline Retail	62,015	—	—	62,015
Oil, Gas & Consumable Fuels	28,578	171,339	—	199,917
Paper & Forest Products	—	39,001	—	39,001
Personal Products	—	30,639	—	30,639
Pharmaceuticals	80,242	125,312	—	205,554
Real Estate Management & Development	—	105,287	—	105,287
Road & Rail	129,114	—	—	129,114
Semiconductors & Semiconductor Equipment	114,601	505,616	—	620,217
Specialty Retail	—	125,754	—	125,754
Technology Hardware, Storage & Peripherals	—	19,291	—	19,291
Textiles, Apparel & Luxury Goods	—	85,456	—	85,456
Transportation Infrastructure	—	18,435	—	18,435

Total Common Stock	1,739,035	4,051,771	4,576	5,795,382

Preferred Stock Electric Utilities	33,237	—	—	33,237
Money Market Investments	37,529	—	—	37,529

Total Investments	$1,809,801	$4,051,771	$4,576	$5,866,148

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—31.8% of Net Assets
Angola—0.4%
Angolan Government International Bond
8.25%(1)	05/09/28	$225,000	$191,767
9.38%(1)	05/08/48	225,000	185,377

Total Angola (Cost: $442,736)			377,144

Argentina—0.6%
Argentine Republic Government International Bond
5.88%(2)	01/11/28	445,000	188,569
6.88%(2)	01/26/27	630,000	267,947
7.50%	04/22/26	200,000	86,938

Total Argentina (Cost: $697,442)			543,454

Bahrain—1.1%
Bahrain Government International Bond
5.63%(1)	09/30/31	220,000	223,384
6.75%(3)	09/20/29	200,000	221,987
7.50%(3)	09/20/47	250,000	279,900
CBB International Sukuk Programme Co. SPC 6.25%(1)	11/14/24	250,000	270,950

Total Bahrain (Cost: $919,636)			996,221

Brazil—2.2%
Andrade Gutierrez International S.A. 9.50%(1)	12/30/24	230,000	159,852
Banco do Brasil S.A. 6.25% (10-year U.S. Treasury Constant Maturity Rate + 4.398%)(3), (4), (5)	10/29/49	200,000	187,760
Brazilian Government International Bond 3.88%	06/12/30	200,000	204,500
CSN Islands XII Corp. 7.00%(3),(5)	09/29/49	200,000	163,940
Globo Comunicacao e Participacoes S.A. 4.88%(1)	01/22/30	200,000	198,531
Klabin Austria GmbH 7.00%(1)	04/03/49	200,000	219,760
MV24 Capital B.V. 6.75%(1)	06/01/34	195,028	196,471
Petrobras Global Finance B.V. 6.85%	06/05/15	115,000	121,889
Petrobras Global Finance B.V. 5.60%	01/03/31	530,000	555,811
Vale Overseas, Ltd. 3.75%	07/08/30	90,000	96,950

Total Brazil (Cost: $2,189,122)			2,105,464

Chile—1.2%
AES Gener S.A. 7.13% (USD 5 Year Swap rate + 4.644%)(1), (4)	03/26/79	200,000	205,062
Chile Government International Bond 2.55%	01/27/32	600,000	648,094
Empresa de Transporte de Pasajeros Metro S.A. 4.70%(1)	05/07/50	200,000	250,000

Total Chile (Cost: $1,012,419)			1,103,156

China—1.5%
China Evergrande Group 8.25%(3)	03/23/22	200,000	190,283
Easy Tactic Ltd. 8.13%(3)	02/27/23	200,000	185,500
Kaisa Group Holdings, Ltd. 8.50%(3)	06/30/22	200,000	201,375
Sunac China Holdings, Ltd. 7.88%(3)	02/15/22	200,000	206,000
Tencent Holdings, Ltd.
2.39%(1)	06/03/30	200,000	209,540
3.24%(1)	06/03/50	200,000	223,743
Yuzhou Properties Co. Ltd. 6.00%(3)	10/25/23	200,000	198,344

Total China (Cost: $1,321,001)			1,414,785

Colombia—1.0%
Bancolombia S.A. 4.63% (5 year U.S. Treasury Constant Maturity Rate + 2.944%)(4)	12/18/29	200,000	190,800
Ecopetrol S.A. 6.88%	04/29/30	315,000	380,048
Empresas Publicas de Medellin ESP 4.38%(1)	02/15/31	200,000	205,000
Grupo Aval, Ltd. 4.38%(1)	02/04/30	200,000	192,200

Total Colombia (Cost: $894,415)			968,048

Costa Rica—0.2% (Cost: $204,553)
Costa Rica Government International Bond 6.13%(1)	02/19/31	200,000	182,906

Dominican Republic—1.2%
Dominican Republic International Bond
4.50%(1)	01/30/30	200,000	194,700
5.88%(1)	01/30/60	150,000	143,859
5.95%(1)	01/25/27	250,000	265,675
6.40%(1)	06/05/49	570,000	578,550

Total Dominican Republic (Cost: $1,119,280)			1,182,784

Ecuador—0.4%
Ecuador Government International Bond
7.88%(1),(2)	03/27/25	200,000	104,250
7.88%(1),(2)	01/23/28	200,000	102,000
9.50%(1),(2)	03/27/30	300,000	157,500

Total Ecuador (Cost: $668,322)			363,750

Egypt—1.2%
Egypt Government International Bond
7.05%(1)	01/15/32	400,000	380,562
7.63%(1)	05/29/32	470,000	461,555
8.70%(1)	03/01/49	275,000	273,219

Total Egypt (Cost: $1,159,349)			1,115,336

El Salvador—0.2% (Cost: $164,393)
El Salvador Government International Bond 5.88%(3)	01/30/25	198,000	179,784

Ghana—0.8%
Ghana Government International Bond
7.88%(1)	02/11/35	200,000	178,080
8.13%(1)	03/26/32	300,000	281,535
8.95%(1)	03/26/51	300,000	272,313

Total Ghana (Cost: $784,380)			731,928

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
India—0.4%
Adani Ports & Special Economic Zone, Ltd. 4.20%(1)	08/04/27		$200,000	$201,118
Network i2i, Ltd. 5.65% (5 year Treasury Constant Maturity Rate + 4.274%)(3), (4), (5)	12/31/99		200,000	198,250

Total India (Cost: $381,988)				399,368

Indonesia—2.2%
Freeport-McMoRan, Inc.
4.63%	08/01/30		90,000	96,354
5.40%	11/14/34		90,000	100,800
Indonesia Asahan Aluminium Persero PT
5.80%(1)	05/15/50		225,000	279,000
6.53%(1)	11/15/28		250,000	311,250
6.76%(1)	11/15/48		200,000	265,750
Indonesia Government International Bond 4.20%	10/15/50		200,000	239,875
Minejesa Capital B.V. 5.63%(1)	08/10/37		200,000	214,700
Perusahaan Penerbit SBSN Indonesia III
3.80%(1)	06/23/50		200,000	218,000
4.15%(3)	03/29/27		300,000	336,750

Total Indonesia (Cost: $1,798,703)				2,062,479

Iraq—0.2% (Cost: $185,903)
Iraq International Bond 5.80%(3)	01/15/28		234,375	218,443

Israel—0.7% (Cost: $653,703)
State of Israel 3.38%	01/15/50		600,000	692,250

Ivory Coast—0.3% (Cost: $260,942)
Ivory Coast Government International Bond 6.88%(1)	10/17/40	EUR	235,000	259,651

Kazakhstan—0.5% (Cost: $448,343)
KazMunayGas National Co. JSC 5.75%(3)	04/19/47		$400,000	500,750

Kenya—0.3% (Cost: $310,511)
Kenya Government International Bond 8.00%(1)	05/22/32		300,000	297,090

Kuwait—0.2% (Cost: $200,000)
MEGlobal Canada ULC 5.00%(1)	05/18/25		200,000	219,519

Lebanon—0.2% (Cost: $239,513)
Lebanon Government International Bond 8.25%(2)	05/17/34		870,000	145,725

Malaysia—0.3% (Cost: $200,000)
Petronas Capital, Ltd. 4.55%(1)	04/21/50		200,000	277,380

Mexico—2.4%
Banco Mercantil del Norte S.A. 6.88% (5 year U.S. Treasury Constant Maturity Rate + 5.035%)(1), (4), (5)	12/31/99		200,000	193,750
Cemex SAB de CV 7.38%(1)	06/05/27		200,000	213,340
Industrias Penoles SAB de CV 5.65%(1)	09/12/49		200,000	233,891
Petroleos Mexicanos
5.13%(3)	03/15/23	EUR	115,000	135,945
5.35%	02/12/28		$275,000	242,000
5.95%(1)	01/28/31		344,000	296,289
6.38%	01/23/45		620,000	492,838
6.49%(1)	01/23/27		65,000	62,140
6.50%	03/13/27		135,000	129,326
6.50%	01/23/29		115,000	106,248
7.69%(3)	01/23/50		166,000	145,964

Total Mexico (Cost: $2,307,707)				2,251,731

Netherlands—0.2% (Cost: $200,000)
Prosus NV 4.03%(1)	08/03/50		200,000	209,165

Nigeria—0.8%
IHS Netherlands Holdco BV 8.00%(3)	09/18/27		200,000	205,000
Nigeria Government International Bond
7.63%(3)	11/28/47		400,000	367,398
7.70%(1)	02/23/38		200,000	187,313

Total Nigeria (Cost: $712,746)				759,711

Panama—1.1%
Global Bank Corp. 5.25% (3 mo. USD LIBOR + 3.300%)(1), (4)	04/16/29		270,000	278,353
Panama Government International Bond
3.16%	01/23/30		200,000	224,375
3.87%	07/23/60		200,000	250,300
4.50%	04/01/56		200,000	271,000

Total Panama (Cost: $885,802)				1,024,028

Paraguay—0.3% (Cost: $188,000)
Paraguay Government International Bond 5.60%(3)	03/13/48		200,000	259,000

Peru—0.5%
Banco de Credito del Peru 3.13% (U.S. 5 year Treasury Constant Maturity Rate + 3.000%)(1), (4)	07/01/30		55,000	54,615
Nexa Resources S.A. 6.50%(1)	01/18/28		200,000	216,820
Peruvian Government International Bond 2.78%	01/23/31		185,000	206,738

Total Peru (Cost: $440,601)				478,173

Qatar—1.2%
Qatar Government International Bond
3.75%(1)	04/16/30		600,000	707,640
4.40%(1)	04/16/50		300,000	408,270

Total Qatar (Cost: $979,626)				1,115,910

Romania—0.7%
Romanian Government International Bond
3.00%(1)	02/14/31		128,000	130,880
4.00%(1)	02/14/51		462,000	486,717

Total Romania (Cost: $603,412)				617,597

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
Saudi Arabia—1.3%
Saudi Government International Bond
2.50%(3)	02/03/27		$200,000	$210,660
2.75%(1)	02/03/32		480,000	513,600
3.75%(1)	01/21/55		470,000	543,952

Total Saudi Arabia (Cost: $1,166,300)				1,268,212

South Africa—0.8%
Eskom Holdings SOC, Ltd.
6.75%(3)	08/06/23		200,000	192,580
7.13%(3)	02/11/25		400,000	383,046
South Africa Government Bond 5.75%	09/30/49		200,000	178,563

Total South Africa (Cost: $784,237)				754,189

Sri Lanka—0.4%
Sri Lanka Government Bond
5.75%(1)	04/18/23		300,000	245,109
6.75%(3)	04/18/28		200,000	149,000

Total Sri Lanka (Cost: $474,925)				394,109

Tanzania—0.2% (Cost: $198,878)
HTA Group Ltd. 7.00%(1)	12/18/25		200,000	208,000

Turkey—1.2%
Turkey Government International Bond
4.88%	04/16/43		200,000	151,792
5.25%	03/13/30		820,000	707,826
6.13%	10/24/28		325,000	303,258

Total Turkey (Cost: $1,139,845)				1,162,876

Ukraine—1.4%
Metinvest B.V. 7.75%(1)	10/17/29		200,000	186,260
Ukraine Government International Bond
0.00%(3),(6),(7)	05/31/40		734,000	646,149
4.38%(3)	01/27/30	EUR	100,000	99,687
7.75%(3)	09/01/26		$220,000	226,292
7.75%(3)	09/01/27		140,000	144,452

Total Ukraine (Cost: $1,200,565)				1,302,840

United Arab Emirates—1.2%
Abu Dhabi Government International Bond
2.50%(1)	09/30/29		200,000	216,750
3.13%(1)	09/30/49		600,000	673,740
DP World PLC 4.70%(1)	09/30/49		200,000	221,317

Total United Arab Emirates (Cost: $1,010,575)				1,111,807

Uruguay—0.4%
Uruguay Government International Bond
4.38%	01/23/31		140,000	172,134
4.98%	04/20/55		144,000	200,837

Total Uruguay (Cost: $277,024)				372,971

Venezuela—0.1%
Venezuela Government International Bond
9.25%(2),(8)	09/15/27		550,000	38,500
9.25%(2),(3),(8)	05/07/28		787,000	53,123

Total Venezuela (Cost: $413,469)				91,623

Vietnam—0.3% (Cost: $250,000)
Mong Duong Finance Holdings B.V. 5.13%(1)	05/07/29		250,000	252,658

Total Fixed Income Securities (Cost: $29,490,366)				29,972,015

Issues		Shares
COMMON STOCK—67.2%
Argentina—1.2% (Cost: $574,931)
MercadoLibre, Inc.(9)			1,000	1,124,620

Brazil—5.6%
Arco Platform, Ltd.(9)			13,300	579,215
B3 S.A.—Brasil Bolsa Balcao			42,000	511,829
Cia Siderurgica Nacional S.A.			145,500	342,382
Localiza Rent a Car S.A.			140,100	1,370,374
Magazine Luiza S.A.			42,500	658,914
Notre Dame Intermedica Participacoes S.A.			55,500	711,741
Petroleo Brasileiro S.A. (SP ADR)			46,100	399,687
Raia Drogasil S.A.			28,300	674,638

Total Brazil (Cost: $4,525,699)				5,248,780

China—32.3%
A-Living Services Co., Ltd.—Class H			106,500	601,526
Alibaba Group Holding, Ltd. (SP ADR)(9)			21,062	5,286,983
Alphamab Oncology(9)			90,000	195,321
BAIC Motor Corp., Ltd.—Class H			938,000	457,434
China Hongqiao Group, Ltd.			389,500	223,704
China Life Insurance Co., Ltd.—Class H			405,000	929,046
China Zhongwang Holdings, Ltd.			940,000	198,945
Dongfang Electric Corp., Ltd.			146,000	216,716
Galaxy Entertainment Group, Ltd.			200,000	1,363,965
GDS Holdings, Ltd. (ADR)(9)			15,500	1,244,495
Geely Automobile Holdings, Ltd.			286,000	599,974
Hesteel Co., Ltd.(9)			845,000	272,681
Innovent Biologics, Inc.(9)			60,000	368,504
JD.com, Inc. (ADR)(9)			8,400	535,836
Kingboard Holdings, Ltd.			94,500	276,384
Koolearn Technology Holding, Ltd.(9)			137,500	637,502
Kunlun Energy Co., Ltd.			302,000	253,010
KWG Property Holdings, Ltd.			173,500	309,468
Lenovo Group, Ltd.			330,000	198,942
Meituan Dianping—Class B(9)			40,700	1,007,195
NAURA Technology Group Co., Ltd.			24,500	729,371
New Oriental Education & Technology Group, Inc. (SP ADR)(9)			5,851	820,310
Oceanwide Holdings Co., Ltd.			322,885	194,781
Pharmaron Beijing Co., Ltd.—Class H			26,800	291,566
Poly Property Development Co., Ltd.			22,000	231,607
Proya Cosmetics Co., Ltd.			17,477	469,711
RiseSun Real Estate Development Co., Ltd.			185,000	217,958
S-Enjoy Service Group Co., Ltd.			205,000	645,955
SF Holding Co., Ltd.			35,000	354,855
Shanxi Lu’an Environmental Energy Development Co., Ltd.			193,300	176,556
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.			12,800	636,867
Tencent Holdings, Ltd.			79,612	5,461,307

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Shares	Value
Times Neighborhood Holdings, Ltd.	423,000	$666,070
WuXi AppTec Co., Ltd.—Class H	70,224	1,058,845
Wuxi Biologics, Inc.(9)	51,000	1,052,850
Yanzhou Coal Mining Co., Ltd.—Class H	254,000	198,550
Yifeng Pharmacy Chain Co., Ltd.	62,390	772,216
Yuexiu Property Co., Ltd.	922,000	169,040
Yum China Holdings, Inc.	6,100	312,564
Zhongsheng Group Holdings, Ltd.	129,000	797,458

Total China (Cost: $22,324,997)		30,436,068

Egypt—1.1% (Cost: $1,050,280)
Commercial International Bank Egypt SAE	258,127	1,024,331

France—1.0% (Cost: $849,789)
Hermes International	1,200	976,645

Hungary—1.0% (Cost: $716,714)
Richter Gedeon Nyrt	40,158	932,589

India—4.1%
Avenue Supermarts, Ltd.(9)	23,130	635,748
Bajaj Finance, Ltd.	25,270	1,099,452
Divi’s Laboratories, Ltd.	10,000	349,501
Reliance Industries, Ltd.	28,315	784,166
Reliance Industries, Ltd.	3,214	50,646
Shriram Transport Finance Co., Ltd.	70,500	650,366
Shriram Transport Finance Co., Ltd.(8)	8,134	75,037
Tata Power Co., Ltd. (The)	371,000	241,605

Total India (Cost: $3,395,806)		3,886,521

Indonesia—1.1%
Adaro Energy Tbk PT	3,500,000	261,793
Bank Mandiri Persero Tbk PT	818,900	325,472
Indah Kiat Pulp & Paper Corp. Tbk PT	406,200	217,962
Pabrik Kertas Tjiwi Kimia Tbk PT	446,100	207,082

Total Indonesia (Cost: $1,043,757)		1,012,309

Mexico—0.7% (Cost: $619,955)
Genomma Lab Internacional S.A.B. de C.V.—Class B(9)	609,900	650,794

Philippines—1.0%
BDO Unibank, Inc.	290,180	518,938
International Container Terminal Services, Inc.	97,160	190,746
Wilcon Depot, Inc.	844,300	256,726

Total Philippines (Cost: $1,301,436)		966,410

Russia—1.9%
X5 Retail Group NV (GDR)	11,624	436,597
Yandex N.V.(9)	24,400	1,403,976

Total Russia (Cost: $1,212,622)		1,840,573

South Africa—0.9% (Cost: $760,102)
Clicks Group, Ltd.	62,571	838,210

South Korea—3.5%
Cheil Worldwide, Inc.	13,500	217,904
CJ CheilJedang Corp.	1,300	421,809
GS Engineering & Construction Corp.	7,800	176,866
HDC Hyundai Development Co-Engineering & Construction	11,000	200,778
Kakao Corp.	3,250	942,875
NCSoft Corp.	1,250	851,745
Samsung Biologics Co., Ltd.(9)	750	462,419

Total South Korea (Cost: $2,445,427)		3,274,396

Switzerland—0.3% (Cost: $213,506)
Wizz Air Holdings PLC(9)	7,600	319,584

Taiwan—8.1%
Accton Technology Corp.	75,000	587,549
ASPEED Technology, Inc.	10,000	399,006
Chailease Holding Co., Ltd.	238,160	996,699
Taiwan Semiconductor Manufacturing Co., Ltd.	354,000	5,151,973
Taiwan Union Technology Corp.	117,000	542,257

Total Taiwan (Cost: $4,701,417)		7,677,484

United Kingdom—0.5% (Cost: $376,878)
Genus PLC	10,300	460,892

United States—2.9%
Advanced Micro Devices, Inc.(9)	4,300	332,949
Applied Materials, Inc.	18,500	1,190,105
MSCI, Inc.	3,200	1,203,136

Total United States (Cost: $1,815,587)		2,726,190

Total Common Stock (Cost: $47,928,903)		63,396,396

PREFERRED STOCK—0.4%

Brazil—0.4% (Cost: $238,322)
Centrais Eletricas Brasileiras S.A., 3.48%	50,300	371,516

Total Preferred Stock (Cost: $238,322)		371,516

MONEY MARKET INVESTMENTS—0.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class,0.09%(10)	786,127	786,127

Total Money Market Investments (Cost: $786,127)		786,127

Total Investments (100.2%) (Cost: $78,443,718)		94,526,054
Liabilities In Excess Of Other Assets (-0.2%)		(209,838)

Total Net Assets (100.0%)		$94,316,216

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Notes to the Schedule of Investments:
ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
GDR	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $15,792,368 or 16.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2020, the value of these securities amounted to $6,487,362 or 6.9% of net assets.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2020.
(5)	Perpetual Maturity.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Security is not accruing interest.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Non-income producing security.
(10)	Rate disclosed is the 7-day net yield as of July 31, 2020.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Advertising	0.2%
Agriculture	0.5
Airlines	0.3
Apparel	1.0
Auto Manufacturers	1.1
Banks	3.1
Biotechnology	0.9
Building Materials	0.2
Chemicals	0.5
Coal	0.7
Commercial Services	3.7
Computers	0.2
Cosmetics/Personal Care	0.5
Diversified Financial Services	3.5
Electric	2.2
Electrical Components & Equipment	0.2
Electronics	0.6
Energy-Alternate Sources	0.0
Engineering & Construction	0.6
Food	1.6
Foreign Government Bonds	19.0
Forest Products & Paper	0.5
Healthcare-Products	0.7
Healthcare-Services	3.3
Insurance	1.0
Internet	18.3
Iron & Steel	1.1
Lodging	1.4
Media	0.2
Metal Fabricate & Hardware	0.2
Mining	2.0
Oil & Gas	5.2
Packaging & Containers	0.2
Pharmaceuticals	2.3
Real Estate	4.5
Retail	4.6
Semiconductors	8.3
Software	1.9
Telecommunications	2.2
Transportation	0.9
Money Market Investments	0.8

Total	100.2%

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	July 31, 2020

Country	Percentage of Net Assets
Angola	0.4%
Argentina	1.8
Bahrain	1.1
Brazil	8.2
Chile	1.2
China	33.8
Colombia	1.0
Costa Rica	0.2
Dominican Republic	1.2
Ecuador	0.4
Egypt	2.3
El Salvador	0.2
France	1.0
Ghana	0.8
Hungary	1.0
India	4.5
Indonesia	3.3
Iraq	0.2
Israel	0.7
Ivory Coast	0.3
Kazakhstan	0.5
Kenya	0.3
Kuwait	0.2
Lebanon	0.2
Malaysia	0.3
Mexico	3.1
Netherlands	0.2
Nigeria	0.8
Panama	1.1
Paraguay	0.3
Peru	0.5
Philippines	1.0
Qatar	1.2
Romania	0.7
Russia	1.9
Saudi Arabia	1.3
South Africa	1.7
South Korea	3.5
Sri Lanka	0.4
Switzerland	0.3
Taiwan	8.1
Tanzania	0.2
Turkey	1.2
Ukraine	1.4
United Arab Emirates	1.2
United Kingdom	0.5
United States	3.7
Uruguay	0.4
Venezuela	0.1
Vietnam	0.3

Total	100.2%

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$1,097,478	$—	$1,097,478
Building Materials	—	213,340	—	213,340
Chemicals	—	219,519	—	219,519
Commercial Services	—	422,435	—	422,435
Electric	—	1,453,046	—	1,453,046
Energy-Alternate Sources	—	—	—	—
Engineering & Construction	—	364,852	—	364,852
Foreign Government Bonds	—	17,817,118	91,623	17,908,741
Internet	—	642,448	—	642,448
Iron & Steel	—	447,150	—	447,150
Media	—	198,531	—	198,531
Metal Fabricate & Hardware	—	208,000	—	208,000
Mining	—	1,503,865	—	1,503,865
Oil & Gas	—	3,446,627	—	3,446,627
Packaging & Containers	—	219,760	—	219,760
Real Estate	—	981,502	—	981,502
Telecommunications	—	198,250	—	198,250
Transportation	—	446,471	—	446,471

Total Fixed Income Securities	—	29,880,392	91,623	29,972,015

Common Stock
Advertising	—	217,904	—	217,904
Agriculture	—	460,892	—	460,892
Airlines	—	319,584	—	319,584
Apparel	—	976,645	—	976,645
Auto Manufacturers	—	1,057,408	—	1,057,408
Banks	—	1,868,740	—	1,868,740
Biotechnology	—	830,923	—	830,923
Chemicals	—	276,384	—	276,384
Coal	—	636,899	—	636,899
Commercial Services	2,190,682	828,248	—	3,018,930
Computers	—	198,942	—	198,942
Cosmetics/Personal Care	—	469,711	—	469,711
Diversified Financial Services	511,829	2,746,517	75,037	3,333,383
Electric	—	241,605	—	241,605
Electrical Components & Equipment	—	216,716	—	216,716
Electronics	—	542,257	—	542,257
Engineering & Construction	—	176,866	—	176,866
Food	436,598	1,057,556	—	1,494,154
Forest Products & Paper	—	425,044	—	425,044
Healthcare-Products	—	636,867	—	636,867
Healthcare-Services	711,741	2,403,261	—	3,115,002
Insurance	—	929,046	—	929,046
Internet	8,351,415	8,263,122	—	16,614,537
Iron & Steel	342,383	272,681	—	615,064
Lodging	—	1,363,965	—	1,363,965
Mining	—	422,648	—	422,648
Oil & Gas	450,333	1,037,177	—	1,487,510
Pharmaceuticals	650,794	1,477,411	—	2,128,205
Real Estate	—	3,237,184	—	3,237,184
Retail	1,646,116	2,664,610	—	4,310,726
Semiconductors	1,523,054	6,280,351	—	7,803,405
Software	1,782,351	—	—	1,782,351
Telecommunications	1,244,495	587,549	—	1,832,044
Transportation	—	354,855	—	354,855

Total Common Stock	19,841,791	43,479,568	75,037	63,396,396

Preferred Stock Electric	371,516	—	—	371,516

Money Market Investments	786,127	—	—	786,127

Total Investments	$20,999,434	$73,359,960	$166,660	$94,526,054

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—89.5% of Net Assets
Australia—6.3%
Goodman Group	17,914	$218,632
Mirvac Group	87,133	130,154

Total Australia (Cost: $297,904)		348,786

Canada—3.7% (Cost: $201,693)
Summit Industrial Income REIT	23,105	207,850

China—4.3%
China Resources Land, Ltd.	14,000	58,351
Longfor Group Holdings, Ltd.	36,000	177,916

Total China (Cost: $199,627)		236,267

Germany—8.5%
Deutsche Wohnen SE	2,459	120,109
LEG Immobilien AG(1)	1,038	145,294
Vonovia SE	3,176	206,076

Total Germany (Cost: $363,600)		471,479

Japan—5.6%
Mitsubishi Estate Co., Ltd.	5,900	84,855
Nippon Prologis REIT, Inc.	65	224,645

Total Japan (Cost: $239,884)		309,500

United Kingdom—4.2% (Cost: $136,735)
Segro PLC	18,371	233,277

United States—56.9%
Alexandria Real Estate Equities, Inc.	971	172,401
AMERCO	258	81,974
American Tower Corp.	633	165,460
Americold Realty Trust	3,022	121,938
AvalonBay Communities, Inc.	381	58,339
CBRE Group, Inc.(1)	3,772	165,251
CoStar Group, Inc.(1)	115	97,722
DR Horton, Inc.	1,491	98,645
Equinix, Inc.	302	237,215
Extended Stay America, Inc.	10,815	123,399
Federal Realty Investment Trust	579	44,178
Front Yard Residential Corp.	12,727	110,343
Gaming and Leisure Properties, Inc.	1,774	64,237
Healthpeak Properties, Inc.	1,805	49,258
Hilton Worldwide Holdings, Inc.	700	52,535
Hudson Pacific Properties, Inc.	6,876	162,067
Invitation Homes, Inc.	5,784	172,479
Iron Mountain, Inc.	4,100	115,579
Jones Lang LaSalle, Inc.	1,523	150,640
Mid-America Apartment Communities, Inc.	1,747	208,225
Prologis, Inc.	874	92,137
SBA Communications Corp.	563	175,397
Simon Property Group, Inc.	1,479	92,216
Terreno Realty Corp.	1,996	121,277
Toll Brothers, Inc.	3,522	134,540
Vail Resorts, Inc.	439	84,301

Total United States (Cost: $2,516,295)		3,151,753

Total Common Stock (Cost: $3,955,738)		4,958,912

Total Purchased Options(2) (0.9%) (Cost: $52,818)		50,010

MONEY MARKET INVESTMENTS—9.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(3)	541,674	541,674

Total Money Market Investments (Cost: $541,674)		541,674

Total Investments (100.2%) (Cost: $4,550,230)		5,550,596

Liabilities In Excess Of Other Assets (-0.2%)		(13,763)

Net Assets (100.0%)		$5,536,833

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Purchased Options - Exchange Traded

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)
PUT
Preferred Apartment Communities	$8	10/16/20	100	$72,300	$9,250	$8,349	$901
Vanguard Real Estate ETF	81	9/18/20	20	162,780	6,260	8,715	(2,455)
Whitestone REIT	10	9/18/20	100	66,000	34,500	35,754	(1,254)

					$50,010	$52,818	$(2,808)

Notes to the Schedule of Investments:

ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	See options table for description of purchased options.
(3)	Rate disclosed is the 7-day net yield as of July 31, 2020.

TCW Global Real Estate Fund
Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
1.5%
Diversified REITs	2.4
Diversified Real Estate Activities	1.5
Health Care REITs	0.9
Homebuilding	4.2
Hotels, Resorts & Cruise Lines	3.1
Industrial REITs	22.0
Interactive Media & Services	1.8
Leisure Facilities	1.5
Office REITs	6.0
Purchased Options	0.9
Real Estate Development	4.3
Real Estate Operating Companies	8.5
Real Estate Services	5.7
Residential REITs	9.9
Retail REITs	2.5
Specialized REITs	13.7
Money Market Investments	9.8

Total	100.2%

TCW Global Real Estate Fund
Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Diversified REITs	$—	$130,154	$—	$130,154
Diversified Real Estate Activities	—	84,855	—	84,855
Health Care REITs	49,258	—	—	49,258
Homebuilding	233,185	—	—	233,185
Hotels, Resorts & Cruise Lines	175,934	—	—	175,934
Industrial REITs	543,202	676,554	—	1,219,756
Leisure Facilities	84,301	—	—	84,301
Office REITs	334,468	—	—	334,468
Real Estate Development	—	236,267	—	236,267
Real Estate Operating Companies	—	471,479	—	471,479
Real Estate Services	315,891	—	—	315,891
Research & Consulting Services	97,722	—	—	97,722
Residential REITs	549,386	—	—	549,386
Retail REITs	136,394	—	—	136,394
Specialized REITs	757,888	—	—	757,888
Trucking	81,974	—	—	81,974

Total Common Stock	3,359,603	1,599,309	—	4,958,912

Purchased Options	50,010	—	—	50,010
Money Market Investments	541,674	—	—	541,674

Total Investments	$3,951,287	$1,599,309	$—	$5,550,596

TCW New America Premier Equities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—97.5% of Net Assets
Aerospace & Defense—1.8%
HEICO Corp.	36,618	$3,519,722

Application Software—16.6%
Constellation Software, Inc.	22,230	26,293,800
Trade Desk, Inc. (The)(1)	12,526	5,653,234

		31,947,034

Asset Management & Custody Banks—2.5%
Pershing Square Tontine Holdings, Ltd.(1)	225,519	4,744,920

Biotechnology—0.0%
Nurix Therapeutics, Inc.(1)	1,804	34,980

Data Processing & Outsourced Services—10.2%
Fiserv, Inc.(1)	105,615	10,539,321
Mastercard, Inc.	7,186	2,217,097
Visa, Inc.	36,016	6,857,446

		19,613,864

Environmental & Facilities Services—5.1%
Waste Connections, Inc. (Canada)	96,608	9,889,761

Financial Exchanges & Data—4.2%
MSCI, Inc.	9,069	3,409,763
S&P Global, Inc.	13,422	4,701,055

		8,110,818

Food Retail—3.7%
Alimentation Couche-Tard, Inc.—Class B (Canada)	202,618	7,041,335

Health Care Equipment—8.7%
Baxter International, Inc.	73,766	6,371,907
Danaher Corp.	50,961	10,385,852

		16,757,759

Industrial Conglomerates—1.8%
Roper Technologies, Inc.	8,258	3,571,172

Industrial Gases—1.9%
Air Products & Chemicals, Inc.	12,667	3,630,742

Industrial Machinery—2.6%
IDEX Corp.	29,920	4,931,414

Internet & Direct Marketing Retail—1.3%
CarParts.com, Inc.(1)	178,451	2,452,809

Internet Services & Infrastructure—0.8%
Dye & Durham, Ltd.(1)	140,747	1,523,577

Life Sciences Tools & Services—10.3%
Agilent Technologies, Inc.	40,343	3,886,241
Mettler-Toledo International, Inc.(1)	7,650	7,152,750
Thermo Fisher Scientific, Inc.	21,037	8,708,266

		19,747,257

Research & Consulting Services—13.2%
CoStar Group, Inc.(1)	8,647	7,347,875
IHS Markit, Ltd.	127,267	10,274,265
TransUnion	87,604	7,846,690

		25,468,830

Systems Software—12.4%
Enghouse Systems, Ltd. (Canada)	179,603	10,178,174
Microsoft Corp.	67,086	13,753,301

		23,931,475

Trading Companies & Distributors—0.4%
Vertiv Holdings Co.(1)	52,062	780,930

Total Common Stock (Cost: $140,296,325)		187,698,399

CONVERTIBLE PREFERRED STOCK—0.6%

Health Care Equipment—0.6%
Danaher Corp.	$767	1,088,465

Total Convertible Preferred Stock (Cost: $769,462)		1,088,465

EXCHANGE-TRADED FUNDS—1.9%
SPDR Gold Shares(1)	19,838	3,678,560

Total Exchange-traded Funds (Cost: $3,623,658)		3,678,560

MONEY MARKET INVESTMENTS—0.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class 0.09%(2)	392,406	392,406

Total Money Market Investments (Cost: $392,406)		392,406

Total Investments (100.2%) (Cost: $145,081,851)		192,857,830

Liabilities In Excess Of Other Assets (-0.2%)		(363,100)

Net Assets (100.0%)		$192,494,730

Notes to the Schedule of Investments:

ETF	Exchange Traded Fund.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2020.

TCW New America Premier Equities Fund
Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
1.9%
Aerospace & Defense	1.8
Application Software	16.6
Asset Management & Custody Banks	2.5
Biotechnology	0.0 *
Data Processing & Outsourced Services	10.2
Environmental & Facilities Services	5.1
Financial Exchanges & Data	4.2
Food Retail	3.7
Health Care Equipment	9.3
Industrial Conglomerates	1.8
Industrial Gases	1.9
Industrial Machinery	2.6
Internet & Direct Marketing Retail	1.3
Internet Services & Infrastructure	0.8
Life Sciences Tools & Services	10.3
Research & Consulting Services	13.2
Systems Software	12.4
Trading Companies & Distributors	0.4
Money Market Investments	0.2

Total	100.2%

*	Amount rounds to less than 0.1% of Net Assets

TCW New America Premier Equities Fund
Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,519,722	$—	$—	$3,519,722
Application Software	31,947,034	—	—	31,947,034
Asset Management & Custody Banks	4,744,920	—	—	4,744,920
Biotechnology	34,980	—	—	34,980
Data Processing & Outsourced Services	19,613,864	—	—	19,613,864
Environmental & Facilities Services	9,889,761	—	—	9,889,761
Financial Exchanges & Data	8,110,818	—	—	8,110,818
Food Retail	7,041,335	—	—	7,041,335
Health Care Equipment	16,757,759	—	—	16,757,759
Industrial Conglomerates	3,571,172	—	—	3,571,172
Industrial Gases	3,630,742	—	—	3,630,742
Industrial Machinery	4,931,414	—	—	4,931,414
Internet & Direct Marketing Retail	2,452,809	—	—	2,452,809
Internet Services & Infrastructure	1,523,577	—	—	1,523,577
Life Sciences Tools & Services	19,747,257	—	—	19,747,257
Research & Consulting Services	25,468,830	—	—	25,468,830
Systems Software	23,931,475	—	—	23,931,475
Trading Companies & Distributors	780,930	—	—	780,930

Total Common Stock	187,698,399	—	—	187,698,399

Convertible Preferred Stock	1,088,465	—	—	1,088,465
Exchange-Traded Funds	3,678,560	—	—	3,678,560
Money Market Investments	392,406	—	—	392,406

Total Investments	$192,857,830	$—	$—	$192,857,830

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—99.8% of Net Assets
Aerospace & Defense—0.8%
Textron, Inc.	48,499	$1,694,555

Air Freight & Logistics—4.3%
United Parcel Service, Inc.—Class B	65,960	9,416,450

Auto Components—3.6%
Johnson Controls International PLC (Ireland)	204,389	7,864,889

Banks—7.5%
Citigroup, Inc.	68,809	3,441,138
JPMorgan Chase & Co.	84,662	8,181,736
Wells Fargo & Co.	92,500	2,244,050
Zions Bancorp	75,070	2,437,523

		16,304,447

Beverages—3.0%
PepsiCo, Inc.	47,188	6,495,900

Biotechnology—3.5%
Gilead Sciences, Inc.	108,865	7,569,383

Capital Markets—6.9%
Ameriprise Financial, Inc.	25,351	3,894,674
Blackstone Group, Inc. (The)	48,500	2,584,080
Intercontinental Exchange, Inc.	87,209	8,440,087

		14,918,841

Chemicals—2.8%
Corteva, Inc.	95,744	2,734,449
DuPont de Nemours, Inc.	64,070	3,426,463

		6,160,912

Communications Equipment—2.3%
Cisco Systems, Inc.	106,987	5,039,088

Diversified Telecommunication Services—3.8%
AT&T, Inc.	277,532	8,209,397

Electrical Equipment—1.3%
nVent Electric PLC (Ireland)	160,012	2,905,818

Electronic Equipment, Instruments & Components—2.2%
Corning, Inc.	154,462	4,788,322

Energy Equipment & Services—2.2%
Baker Hughes Co.	306,385	4,745,904

Food Products—1.2%
Conagra Brands, Inc.	70,300	2,632,735

Health Care Equipment & Supplies—2.2%
Medtronic PLC (Ireland)	50,428	4,865,293

Health Care Providers & Services—2.8%
McKesson Corp.	40,815	6,128,780

Household Durables—4.8%
Lennar Corp.	109,582	7,928,258
Whirlpool Corp.	16,093	2,625,090

		10,553,348

Household Products—1.7%
Procter & Gamble Co. (The)	28,073	3,680,932

Independent Power and Renewable Electricity Producers—3.5%
AES Corp. (The)	505,065	7,692,140

Industrial Conglomerates—2.0%
General Electric Co.	717,379	4,354,490

Insurance—2.9%
MetLife, Inc.	168,355	6,372,237

Internet & Direct Marketing Retail—1.0%
eBay, Inc.	37,700	2,084,056

IT Services—3.0%
International Business Machines Corp.	53,547	6,583,068

Media—4.4%
Comcast Corp.	173,902	7,443,006
Fox Corp.	85,016	2,190,862

		9,633,868

Metals & Mining—1.7%
Freeport-McMoRan, Inc.	288,010	3,721,089

Multi-Utilities—1.4%
Sempra Energy	24,723	3,077,025

Multiline Retail—2.3%
Target Corp.	40,000	5,035,200

Oil, Gas & Consumable Fuels—4.3%
Chevron Corp.	84,940	7,129,864
Marathon Petroleum Corp.	58,445	2,232,599

		9,362,463

Pharmaceuticals—6.1%
AbbVie, Inc.	36,647	3,478,167
Johnson & Johnson	13,822	2,014,694
Novartis AG (SP ADR) (Switzerland)	95,900	7,877,226

		13,370,087

REIT—1.2%
Cousins Properties, Inc.	83,975	2,579,712

Semiconductors & Semiconductor Equipment—7.3%
Broadcom, Inc.	18,817	5,960,285
Maxim Integrated Products, Inc.	146,148	9,951,217

		15,911,502

Technology Hardware, Storage & Peripherals—1.8%
Seagate Technology PLC (Ireland)	84,138	3,804,720

Total Common Stock (Cost: $183,635,423)		217,556,651

MONEY MARKET INVESTMENTS—0.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(1)	471,270	471,270

Total Money Market Investments (Cost: $471,270)		471,270

Total Investments (100.0%) (Cost: $184,106,693)		218,027,921
Excess Of Other Assets Over Liabilities (0.0%)		24,390

Net Assets (100.0%)		$218,052,311

Notes to the Schedule of Investments:

SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Rate disclosed is the 7-day net yield as of July 31, 2020.

TCW Relative Value Dividend Appreciation Fund
Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Aerospace & Defense	0.8%
Air Freight & Logistics	4.3
Auto Components	3.6
Banks	7.5
Beverages	3.0
Biotechnology	3.5
Capital Markets	6.9
Chemicals	2.8
Communications Equipment	2.3
Diversified Telecommunication Services	3.8
Electrical Equipment	1.3
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	2.2
Food Products	1.2
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	2.8
Household Durables	4.8
Household Products	1.7
Independent Power and Renewable Electricity Producers	3.5
Industrial Conglomerates	2.0
Insurance	2.9
Internet & Direct Marketing Retail	1.0
IT Services	3.0
Media	4.4
Metals & Mining	1.7
Multi-Utilities	1.4
Multiline Retail	2.3
Oil, Gas & Consumable Fuels	4.3
Pharmaceuticals	6.1
REIT	1.2
Semiconductors & Semiconductor Equipment	7.3
Technology Hardware, Storage & Peripherals	1.8
Money Market Investments	0.2

Total	100.0%

TCW Relative Value Dividend Appreciation Fund
Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$1,694,555	$—	$—	$1,694,555
Air Freight & Logistics	9,416,450	—	—	9,416,450
Auto Components	7,864,889	—	—	7,864,889
Banks	16,304,447	—	—	16,304,447
Beverages	6,495,900	—	—	6,495,900
Biotechnology	7,569,383	—	—	7,569,383
Capital Markets	14,918,841	—	—	14,918,841
Chemicals	6,160,912	—	—	6,160,912
Communications Equipment	5,039,088	—	—	5,039,088
Diversified Telecommunication Services	8,209,397	—	—	8,209,397
Electrical Equipment	2,905,818	—	—	2,905,818
Electronic Equipment, Instruments & Components	4,788,322	—	—	4,788,322
Energy Equipment & Services	4,745,904	—	—	4,745,904
Food Products	2,632,735	—	—	2,632,735
Health Care Equipment & Supplies	4,865,293	—	—	4,865,293
Health Care Providers & Services	6,128,780	—	—	6,128,780
Household Durables	10,553,348	—	—	10,553,348
Household Products	3,680,932	—	—	3,680,932
Independent Power and Renewable Electricity Producers	7,692,140	—	—	7,692,140
Industrial Conglomerates	4,354,490	—	—	4,354,490
Insurance	6,372,237	—	—	6,372,237
Internet & Direct Marketing Retail	2,084,056	—	—	2,084,056
IT Services	6,583,068	—	—	6,583,068
Media	9,633,868	—	—	9,633,868
Metals & Mining	3,721,089	—	—	3,721,089
Multi-Utilities	3,077,025	—	—	3,077,025
Multiline Retail	5,035,200	—	—	5,035,200
Oil, Gas & Consumable Fuels	9,362,463	—	—	9,362,463
Pharmaceuticals	13,370,087	—	—	13,370,087
REIT	2,579,712	—	—	2,579,712
Semiconductors & Semiconductor Equipment	15,911,502	—	—	15,911,502
Technology Hardware, Storage & Peripherals	3,804,720	—	—	3,804,720

Total Common Stock	217,556,651	—	—	217,556,651

Money Market Investments	471,270	—	—	471,270

Total Investments	$218,027,921	$—	$—	$218,027,921

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—99.2% of Net Assets
Aerospace & Defense—2.9%
L3Harris Technologies, Inc.	6,399	$1,077,144
Textron, Inc.	60,409	2,110,690

		3,187,834

Air Freight & Logistics—3.2%
United Parcel Service, Inc.—Class B	24,165	3,449,795

Auto Components—3.0%
Johnson Controls International PLC (Ireland)	84,262	3,242,402

Banks—7.5%
Citigroup, Inc.	57,100	2,855,571
JPMorgan Chase & Co.	41,621	4,022,253
Zions Bancorp	40,600	1,318,282

		8,196,106

Beverages—2.0%
PepsiCo, Inc.	16,039	2,207,929

Biotechnology—2.5%
Gilead Sciences, Inc.	39,429	2,741,498

Capital Markets—6.8%
Ameriprise Financial, Inc.	13,048	2,004,564
Blackstone Group, Inc. (The)	24,800	1,321,344
Intercontinental Exchange, Inc.	42,803	4,142,475

		7,468,383

Chemicals—2.4%
Corteva, Inc.(1)	37,474	1,070,257
DuPont de Nemours, Inc.	30,095	1,609,481

		2,679,738

Communications Equipment—2.4%
Cisco Systems, Inc.	54,727	2,577,642

Diversified Telecommunication Services—2.9%
AT&T, Inc.	106,097	3,138,349

Electrical Equipment—0.6%
nVent Electric PLC (Ireland)	37,183	675,243

Electronic Equipment, Instruments & Components—3.7%
Corning, Inc.	78,699	2,439,669
Flex Ltd.(1)	138,871	1,595,628

		4,035,297

Energy Equipment & Services—1.9%
Baker Hughes Co.	135,640	2,101,064

Food Products—2.4%
Conagra Brands, Inc.	71,520	2,678,424

Health Care Equipment & Supplies—2.8%
Medtronic PLC (Ireland)	19,354	1,867,274
Zimmer Biomet Holdings, Inc.	8,922	1,203,221

		3,070,495

Health Care Providers & Services—8.4%
Centene Corp.(1)	48,178	3,143,614
McKesson Corp.	17,546	2,634,707
Molina Healthcare, Inc.(1)	18,268	3,374,100

		9,152,421

Hotels, Restaurants & Leisure—0.9%
Darden Restaurants, Inc.	12,880	977,592

Household Durables—3.9%
Lennar Corp.	59,763	4,323,853

Household Products—1.3%
Procter & Gamble Co. (The)	10,849	1,422,521

Independent Power and Renewable Electricity Producers—2.6%
AES Corp. (The)	190,100	2,895,223

Industrial Conglomerates—1.9%
General Electric Co.	337,436	2,048,237

Insurance—1.7%
MetLife, Inc.	49,313	1,866,497

Internet & Direct Marketing Retail—0.9%
eBay, Inc.	18,400	1,017,152

IT Services—4.3%
Fiserv, Inc.(1)	18,873	1,883,337
International Business Machines Corp.	22,557	2,773,157

		4,656,494

Media—8.9%
Comcast Corp.	99,948	4,277,774
Discovery, Inc.(1)	101,100	2,133,210
Fox Corp.	41,252	1,063,064
ViacomCBS, Inc.—Class B	86,298	2,249,789

		9,723,837

Metals & Mining—2.9%
Freeport-McMoRan, Inc.	245,308	3,169,379

Multi-Utilities—1.3%
Sempra Energy	11,604	1,444,234

Multiline Retail—2.2%
Target Corp.	19,300	2,429,484

Oil, Gas & Consumable Fuels—3.2%
Chevron Corp.	27,600	2,316,744
Marathon Petroleum Corp.	31,195	1,191,649

		3,508,393

Pharmaceuticals—1.3%
AbbVie, Inc.	15,000	1,423,650

Real Estate Management & Development—1.0%
Jones Lang LaSalle, Inc.	10,861	1,074,262

REIT—1.0%
Cousins Properties, Inc.	36,300	1,115,136

Semiconductors & Semiconductor Equipment—4.5%
Broadcom, Inc.	8,150	2,581,513
Micron Technology, Inc.(1)	13,800	690,759
ON Semiconductor Corp.(1)	82,200	1,693,320

		4,965,592

Total Common Stock (Cost: $85,401,913)		108,664,156

Money Market Investments—0.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(2)	953,325	953,325

Total Money Market Investments (Cost: $953,325)		953,325

Total Investments (100.1%) (Cost: $86,355,238)		109,617,481
Liabilities In Excess Of Other Assets (-0.1%)		(73,584)

Net Assets (100.0%)		$109,543,897

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2020.

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Aerospace & Defense	2.9%
Air Freight & Logistics	3.2
Auto Components	3.0
Banks	7.5
Beverages	2.0
Biotechnology	2.5
Capital Markets	6.8
Chemicals	2.4
Communications Equipment	2.4
Diversified Telecommunication Services	2.9
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	3.7
Energy Equipment & Services	1.9
Food Products	2.4
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	8.4
Hotels, Restaurants & Leisure	0.9
Household Durables	3.9
Household Products	1.3
Independent Power and Renewable Electricity Producers	2.6
Industrial Conglomerates	1.9
Insurance	1.7
Internet & Direct Marketing Retail	0.9
IT Services	4.3
Media	8.9
Metals & Mining	2.9
Multi-Utilities	1.3
Multiline Retail	2.2
Oil, Gas & Consumable Fuels	3.2
Pharmaceuticals	1.3
REIT	1.0
Real Estate Management & Development	1.0
Semiconductors & Semiconductor Equipment	4.5
Money Market Investments	0.9

Total	100.1%

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,187,834	$—	$—	$3,187,834
Air Freight & Logistics	3,449,795	—	—	3,449,795
Auto Components	3,242,402	—	—	3,242,402
Banks	8,196,106	—	—	8,196,106
Beverages	2,207,929	—	—	2,207,929
Biotechnology	2,741,498	—	—	2,741,498
Capital Markets	7,468,383	—	—	7,468,383
Chemicals	2,679,738	—	—	2,679,738
Communications Equipment	2,577,642	—	—	2,577,642
Diversified Telecommunication Services	3,138,349	—	—	3,138,349
Electrical Equipment	675,243	—	—	675,243
Electronic Equipment, Instruments & Components	4,035,297	—	—	4,035,297
Energy Equipment & Services	2,101,064	—	—	2,101,064
Food Products	2,678,424	—	—	2,678,424
Health Care Equipment & Supplies	3,070,495	—	—	3,070,495
Health Care Providers & Services	9,152,421	—	—	9,152,421
Hotels, Restaurants & Leisure	977,592	—	—	977,592
Household Durables	4,323,853	—	—	4,323,853
Household Products	1,422,521	—	—	1,422,521
Independent Power and Renewable Electricity Producers	2,895,223	—	—	2,895,223
Industrial Conglomerates	2,048,237	—	—	2,048,237
Insurance	1,866,497	—	—	1,866,497
Internet & Direct Marketing Retail	1,017,152	—	—	1,017,152
IT Services	4,656,494	—	—	4,656,494
Media	9,723,837	—	—	9,723,837
Metals & Mining	3,169,379	—	—	3,169,379
Multi-Utilities	1,444,234	—	—	1,444,234
Multiline Retail	2,429,484	—	—	2,429,484
Oil, Gas & Consumable Fuels	3,508,393	—	—	3,508,393
Pharmaceuticals	1,423,650	—	—	1,423,650
REIT	1,115,136	—	—	1,115,136
Real Estate Management & Development	1,074,262	—	—	1,074,262
Semiconductors & Semiconductor Equipment	4,965,592	—	—	4,965,592

Total Common Stock	108,664,156	—	—	108,664,156

Money Market Investments	953,325	—	—	953,325

Total Investments	$109,617,481	$—	$—	$109,617,481

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—99.8% of Net Assets
Aerospace & Defense—1.9%
Textron, Inc.	34,088	$1,191,035

Banks—6.7%
KeyCorp	146,442	1,758,769
Popular, Inc.	50,865	1,887,600
Zions Bancorp	19,445	631,379

		4,277,748

Capital Markets—3.5%
Apollo Global Management, Inc.	15,300	751,230
E*TRADE Financial Corp.	13,873	704,332
Evercore Partners, Inc.	13,740	759,822

		2,215,384

Chemicals—3.9%
Corteva, Inc.	45,998	1,313,703
International Flavors & Fragrances, Inc.	9,050	1,139,847

		2,453,550

Communications Equipment—1.0%
CommScope Holding Co., Inc.(1)	69,530	645,238

Construction & Engineering—4.3%
Arcosa, Inc.	23,600	996,392
Jacobs Engineering Group, Inc.	20,483	1,748,224

		2,744,616

Consumer Finance—0.5%
OneMain Holdings, Inc.	11,200	321,440

Electronic Equipment, Instruments & Components—4.0%
Flex Ltd.(1)	141,351	1,624,123
TTM Technologies, Inc.(1)	76,355	939,930

		2,564,053

Energy Equipment & Services—1.0%
Baker Hughes Co.	40,700	630,443

Equity Real Estate—1.7%
Mid-America Apartment Communities, Inc.	8,905	1,061,387

Food Products—4.9%
Conagra Brands, Inc.	41,722	1,562,489
Hain Celestial Group, Inc. (The)(1)	28,700	975,226
TreeHouse Foods, Inc.(1)	12,476	546,698

		3,084,413

Health Care Equipment & Supplies—1.6%
Zimmer Biomet Holdings, Inc.	7,373	994,323

Health Care Providers & Services—10.7%
Acadia Healthcare Co., Inc.(1)	39,000	1,162,590
Centene Corp.(1)	28,017	1,828,109
Henry Schein, Inc.(1)	8,095	556,369
Magellan Health, Inc.(1)	9,800	726,866
Molina Healthcare, Inc.(1)	13,631	2,517,646

		6,791,580

Hotels, Restaurants & Leisure—0.9%
Darden Restaurants, Inc.	7,415	562,799

Household Durables—10.9%
DR Horton, Inc.	21,100	1,395,976
KB Home	37,160	1,250,062
Lennar Corp.	28,800	2,083,680
Toll Brothers, Inc.	40,068	1,530,598
Whirlpool Corp.	3,928	640,735

		6,901,051

Independent Power and Renewable Electricity Producers—3.4%
AES Corp. (The)	142,400	2,168,752

Insurance—3.1%
Arch Capital Group, Ltd.(1)	18,900	581,175
Assured Guaranty, Ltd.	32,827	716,613
Axis Capital Holdings, Ltd.	17,046	683,886

		1,981,674

Internet & Direct Marketing Retail—2.0%
eBay, Inc.	16,100	890,008
Expedia, Inc.	4,335	351,178

		1,241,186

Machinery—7.2%
Dover Corp.	14,824	1,525,834
Manitowoc Co., Inc. (The)(1)	85,627	912,784
SPX FLOW, Inc.(1)	25,805	1,034,264
Terex Corp.	15,508	292,326
Wabtec Corp.	12,516	778,370

		4,543,578

Marine—2.4%
Kirby Corp.(1)	26,900	1,243,856
Matson, Inc.	8,532	310,736

		1,554,592

Media—3.7%
Discovery, Inc.(1)	54,621	1,152,503

ViacomCBS, Inc.—Class B	47,087	1,227,558

		2,380,061

Metals & Mining—2.5%
Freeport-McMoRan, Inc.	123,466	1,595,181

Multi-Utilities—1.2%
Sempra Energy	6,241	776,755

Oil, Gas & Consumable Fuels—1.1%
Marathon Petroleum Corp.	18,048	689,434

Pharmaceuticals—0.7%
Elanco Animal Health, Inc.(1)	18,500	437,155

Real Estate Management & Development—1.6%
Jones Lang LaSalle, Inc.	10,497	1,038,258

REIT—1.4%
Cousins Properties, Inc.	28,225	867,072

Semiconductors & Semiconductor Equipment—5.6%
Maxim Integrated Products, Inc.	40,446	2,753,968
ON Semiconductor Corp.(1)	40,100	826,060

		3,580,028

Software—2.2%
Nuance Communications, Inc.(1)	51,636	1,412,245

Specialty Retail—2.7%
Dick’s Sporting Goods, Inc.	9,000	410,580
Guess?, Inc.	44,660	461,785
Williams-Sonoma, Inc.	9,660	841,579

		1,713,944

Technology Hardware, Storage & Peripherals—1.5%
Western Digital Corp.	22,880	986,128

Total Common Stock (Cost: $50,125,186)		63,405,103

Total Investments (99.8%) (Cost: $50,125,186)		63,405,103

Excess Of Other Assets Over Liabilities (0.2%)		117,868

Net Assets (100.0%)		$63,522,971

Notes to the Schedule of Investments:
(1)	Non-income producing security.

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Aerospace & Defense	1.9%
Banks	6.7
Capital Markets	3.5
Chemicals	3.9
Communications Equipment	1.0
Construction & Engineering	4.3
Consumer Finance	0.5
Electronic Equipment, Instruments & Components	4.0
Energy Equipment & Services	1.0
Equity Real Estate	1.7
Food Products	4.9
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	10.7
Hotels, Restaurants & Leisure	0.9
Household Durables	10.9
Independent Power and Renewable Electricity Producers	3.4
Insurance	3.1
Internet & Direct Marketing Retail	2.0
Machinery	7.2
Marine	2.4
Media	3.7
Metals & Mining	2.5
Multi-Utilities	1.2
Oil, Gas & Consumable Fuels	1.1
Pharmaceuticals	0.7
REIT	1.4
Real Estate Management & Development	1.6
Semiconductors & Semiconductor Equipment	5.6
Software	2.2
Specialty Retail	2.7
Technology Hardware, Storage & Peripherals	1.5

Total	99.8%

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$1,191,035	$—	$—	$1,191,035
Banks	4,277,748	—	—	4,277,748
Capital Markets	2,215,384	—	—	2,215,384
Chemicals	2,453,550	—	—	2,453,550
Communications Equipment	645,238	—	—	645,238
Construction & Engineering	2,744,616	—	—	2,744,616
Consumer Finance	321,440	—	—	321,440
Electronic Equipment, Instruments & Components	2,564,053	—	—	2,564,053
Energy Equipment & Services	630,443	—	—	630,443
Equity Real Estate	1,061,387	—	—	1,061,387
Food Products	3,084,413	—	—	3,084,413
Health Care Equipment & Supplies	994,323	—	—	994,323
Health Care Providers & Services	6,791,580	—	—	6,791,580
Hotels, Restaurants & Leisure	562,799	—	—	562,799
Household Durables	6,901,051	—	—	6,901,051
Independent Power and Renewable Electricity Producers	2,168,752	—	—	2,168,752
Insurance	1,981,674	—	—	1,981,674
Internet & Direct Marketing Retail	1,241,186	—	—	1,241,186
Machinery	4,543,578	—	—	4,543,578
Marine	1,554,592	—	—	1,554,592
Media	2,380,061	—	—	2,380,061
Metals & Mining	1,595,181	—	—	1,595,181
Multi-Utilities	776,755	—	—	776,755
Oil, Gas & Consumable Fuels	689,434	—	—	689,434
Pharmaceuticals	437,155	—	—	437,155
REIT	867,072	—	—	867,072
Real Estate Management & Development	1,038,258	—	—	1,038,258
Semiconductors & Semiconductor Equipment	3,580,028	—	—	3,580,028
Software	1,412,245	—	—	1,412,245
Specialty Retail	1,713,944	—	—	1,713,944
Technology Hardware, Storage & Peripherals	986,128	—	—	986,128

Total Common Stock	63,405,103	—	—	63,405,103

Total Investments	$63,405,103	$—	$—	$63,405,103

TCW Select Equities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—98.3% of Net Assets
Biotechnology—1.6%
BioMarin Pharmaceutical, Inc.(1)	108,154	$12,957,931

Capital Markets—3.4%
Charles Schwab Corp. (The)	299,168	9,917,419
S&P Global, Inc.	49,595	17,370,649

		27,288,068

Commercial Services & Supplies—1.8%
Waste Connections, Inc. (Canada)	145,632	14,908,348

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	58,437	19,022,997

Health Care Equipment & Supplies—4.1%
Align Technology, Inc.(1)	54,773	16,093,403
Boston Scientific Corp.(1)	433,979	16,738,570

		32,831,973

Insurance—1.0%
Chubb, Ltd. (Switzerland)	61,325	7,802,993

Interactive Media & Services—10.3%
Alphabet, Inc.—Class C(1)	28,129	41,714,182
Facebook, Inc.(1)	161,274	40,910,375

		82,624,557

Internet & Direct Marketing Retail—8.3%
Amazon.com, Inc.(1)	21,118	66,831,712

IT Services—13.1%
Mastercard, Inc.	83,355	25,717,518
PayPal Holdings, Inc.(1)	214,694	42,095,052
Visa, Inc.	198,969	37,883,698

		105,696,268

Life Sciences Tools & Services—2.4%
Illumina, Inc.(1)	50,632	19,349,525

Machinery—1.6%
Xylem, Inc.	179,944	13,132,313

Pharmaceuticals—3.0%
Zoetis, Inc.	161,439	24,487,067

Professional Services—4.8%
IHS Markit, Ltd.(1)	218,879	17,670,102
TransUnion	235,680	21,109,857

		38,779,959

REIT—8.3%
American Tower Corp.	156,607	40,935,504
Equinix, Inc.	32,690	25,677,341

		66,612,845

Semiconductors & Semiconductor Equipment—5.6%
ASML Holding NV (Netherlands)	43,023	15,218,096
NVIDIA Corp.	70,333	29,862,688

		45,080,784

Software—22.8%
Adobe, Inc.(1)	114,982	51,088,802
Salesforce.com, Inc.(1)	175,453	34,187,017
ServiceNow, Inc.(1)	112,964	49,613,789
Splunk, Inc.(1)	121,080	25,405,006
Trade Desk, Inc. (The)(1)	50,959	22,998,816

		183,293,430

Specialty Retail—3.8%
Home Depot, Inc. (The)	78,019	20,713,264
Ulta Beauty, Inc.(1)	49,545	9,561,690

		30,274,954

Total Common Stock (Cost: $234,028,876)		790,975,724

Money Market Investments—1.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(2)	9,200,900	9,200,900

Total Money Market Investments (Cost: $9,200,900)		9,200,900

Total Investments (99.4%) (Cost: $243,229,776)		800,176,624
Excess Of Other Assets Over Liabilities (0.6%)		4,797,426

Net Assets (100.0%)		$804,974,050

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of July 31, 2020.

TCW Select Equities Fund

Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Biotechnology	1.6%
Capital Markets	3.4
Commercial Services & Supplies	1.8
Food & Staples Retailing	2.4
Health Care Equipment & Supplies	4.1
Insurance	1.0
Interactive Media & Services	10.3
Internet & Direct Marketing Retail	8.3
IT Services	13.1
Life Sciences Tools & Services	2.4
Machinery	1.6
Pharmaceuticals	3.0
Professional Services	4.8
REIT	8.3
Semiconductors & Semiconductor Equipment	5.6
Software	22.8
Specialty Retail	3.8
Money Market Investments	1.1

Total	99.4%

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Biotechnology	$12,957,931	$—	$—	$12,957,931
Capital Markets	27,288,068	—	—	27,288,068
Commercial Services & Supplies	14,908,348	—	—	14,908,348
Food & Staples Retailing	19,022,997	—	—	19,022,997
Health Care Equipment & Supplies	32,831,973	—	—	32,831,973
Insurance	7,802,993	—	—	7,802,993
Interactive Media & Services	82,624,557	—	—	82,624,557
Internet & Direct Marketing Retail	66,831,712	—	—	66,831,712
IT Services	105,696,268	—	—	105,696,268
Life Sciences Tools & Services	19,349,525	—	—	19,349,525
Machinery	13,132,313	—	—	13,132,313
Pharmaceuticals	24,487,067	—	—	24,487,067
Professional Services	38,779,959	—	—	38,779,959
REIT	66,612,845	—	—	66,612,845
Semiconductors & Semiconductor Equipment	45,080,784	—	—	45,080,784
Software	183,293,430	—	—	183,293,430
Specialty Retail	30,274,954	—	—	30,274,954

Total Common Stock	790,975,724	—	—	790,975,724

Money Market Investments	9,200,900	—	—	9,200,900

Total Investments	$800,176,624	$—	$—	$800,176,624

Note 1 — Security Valuations

Equity securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board” and each member thereof a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Board’s Valuation Committee and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Option contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

The summary of the inputs used as of July 31, 2020 is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Developing Markets Equity Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
Balance as of October 31, 2019	$—	140,385
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation	798	(35,678)
Purchases	3,778	61,953
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of July 31, 2020	$4,576	166,660

Change in Unrealized Appreciation from Investments Still Held at July 31, 2020	$798	(35,678)

Significant unobservable valuations inputs for Level 3 investments as of July 31, 2020 are as follows:

Description	Fair Value at July 31, 2020	Valuation Techniques	Unobservable Input	Range	Average Weighted Price
TCW Developing Markets Equity Fund
Common Stocks	$4,576	Third-party Vendor	Vendor Prices	INR 690.149	INR 690.149
TCW Emerging Markets Multi-Asset Opportunities Fund
Common Stocks	$75,037	Third-party Vendor	Vendor Prices	INR 690.149	INR 690.149
Foreign Government Bonds	$91,623	Third-party Vendor	Vendor Prices	$6.75 -$ 7.00	$6.85

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2020, the TCW Global Real Estate Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Global Real Estate Fund

	Equity Risk	Total
Asset Derivatives
Investments(1)	$50,010	$50,010

Total Value	$50,010	$50,010

Number of Contracts(2)
Options Purchased	234	234

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average notional amounts which are representative of the volume traded for the period ended July 31, 2020.

Note 2 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the values of the subject securities will fluctuate with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against the deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended July 31, 2020.

Repurchase Agreements: The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2020.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2020.

Derivatives:

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or take advantage of changes in currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options traded on a securities or options exchange typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended July 31, 2020, TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

Note 3 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended July 31, 2020 is listed after the Schedule of Investments.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at July 31, 2020.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —83.2% of Net Assets
CORPORATE BONDS—24.9%

Aerospace & Defense—0.2%
BAE Systems PLC 3.40% (1)	04/15/30	$1,235,000	$1,395,292
Northrop Grumman Corp. 5.25%	05/01/50	720,000	1,099,998

			2,495,290

Agriculture—0.5%
BAT Capital Corp.
4.39%	08/15/37	470,000	538,466
4.54%	08/15/47	1,270,000	1,456,327
5.28%	04/02/50	1,285,000	1,647,169
Reynolds American, Inc.
5.70%	08/15/35	260,000	334,295
5.85%	08/15/45	2,770,000	3,654,032

			7,630,289

Airlines—0.3%
America West Airlines, Inc. Pass-Through Certificates (01-1) (EETC) 7.10%	10/02/22	798,989	707,343
Continental Airlines, Inc. Pass-Through Certificates (00-2-A1) (EETC) 7.71%	10/02/22	4,980	5,007
Continental Airlines, Inc. Pass-Through Certificates, (07-1-A) (EETC) 5.98%	10/19/23	725,531	695,555
Delta Air Lines Pass-Through Trust, (19-1-AA) 3.20%	10/25/25	1,500,000	1,489,342
Northwest Airlines LLC Pass-Through Certificates, (01-1-A1) (EETC) 7.04%	10/01/23	384,384	375,212
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	1,292,861	1,195,896
US Airways Group, Inc. Pass-Through Certificates, (10-1A) (EETC) 6.25%	10/22/24	289,088	244,717
US Airways Group, Inc. Pass-Through Certificates, (12-2-A) (EETC) 4.63%	12/03/26	513,516	414,639

			5,127,711

Auto Manufacturers—1.1%
Daimler Finance North America LLC 2.20% (1)	10/30/21	2,510,000	2,551,396
Ford Motor Credit Co. LLC
1.11% (3 mo. USD LIBOR + 0.810%)(2)	04/05/21	710,000	693,003
1.15% (3 mo. USD LIBOR + 0.880%)(2)	10/12/21	2,265,000	2,187,554
1.33% (3 mo. USD LIBOR + 1.080%)(2)	08/03/22	1,000,000	957,710
1.58% (3 mo. USD LIBOR + 1.270%)(2)	03/28/22	445,000	427,298
2.34%	11/02/20	1,500,000	1,498,425
3.16%	08/04/20	1,595,000	1,596,196
3.22%	01/09/22	990,000	982,575
3.81%	10/12/21	636,000	644,103
5.75%	02/01/21	195,000	198,413
General Motors Financial Co., Inc.
3.15%	06/30/22	1,540,000	1,583,093
3.20%	07/06/21	510,000	518,422
3.45%	04/10/22	310,000	319,154
3.55%	04/09/21	1,750,000	1,777,269
4.20%	11/06/21	375,000	388,170
4.38%	09/25/21	600,000	620,590

			16,943,371

Banks—3.1%
Bank of America Corp.
1.32% (SOFR + 1.150%)(2)	06/19/26	1,220,000	1,236,019
2.88% (3 mo. USD LIBOR + 1.190%)(2)	10/22/30	750,000	825,520
3.00% (3 mo. USD LIBOR +0.790%)(2)	12/20/23	401,000	422,801
4.08% (3 mo. USD LIBOR + 3.150%)(2)	03/20/51	3,180,000	4,197,378
Citigroup, Inc.
2.57% (SOFR + 2.107%)(2)	06/03/31	2,205,000	2,347,363
3.20%	10/21/26	1,225,000	1,361,318
4.41% (SOFR + 3.914%)(2)	03/31/31	1,225,000	1,494,721
Fifth Third Bancorp 2.55%	05/05/27	1,755,000	1,911,278
Goldman Sachs Group, Inc. (The)
2.60%	02/07/30	750,000	807,656
3.27% (3 mo. USD LIBOR + 1.201%)(2)	09/29/25	2,010,000	2,193,205
3.69% (3 mo. USD LIBOR + 1.510%)(2)	06/05/28	590,000	674,111
JPMorgan Chase & Co.
3.11% (SOFR + 2.440%)(2)	04/22/51	2,000,000	2,279,180
3.20%	06/15/26	1,170,000	1,315,468
4.02% (3 mo. USD LIBOR +1.00%)(2)	12/05/24	965,000	1,068,152
4.49% (SOFR + 3.790%)(2)	03/24/31	3,005,000	3,742,848
Lloyds Banking Group PLC (United Kingdom)
3.87% (1 year Treasury Constant Maturity Rate + 3.500%)(2)	07/09/25	1,600,000	1,764,214
4.05%	08/16/23	1,540,000	1,687,621
Santander UK Group Holdings PLC (United Kingdom) 3.37% (3 mo. USD LIBOR + 1.08%)(2)	01/05/24	2,460,000	2,594,033
Santander UK PLC (United Kingdom) 5.00%(1)	11/07/23	1,050,000	1,155,656
Wells Fargo & Co.
2.39% (SOFR + 2.100%)(2)	06/02/28	2,570,000	2,694,881
2.88% (3 mo. USD LIBOR + 1.170%)(2)	10/30/30	3,930,000	4,271,930
3.07% (SOFR + 2.530%)(2)	04/30/41	1,845,000	2,022,882
3.58% (3 mo. USD LIBOR + 1.310%)(2)	05/22/28	1,015,000	1,138,338
5.01% (3 mo. USD LIBOR + 4.240%)(2)	04/04/51	3,760,000	5,397,726

			48,604,299

Beverages—0.3%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%	02/01/46	3,325,000	4,260,346
Bacardi, Ltd. 4.70%(1)	05/15/28	980,000	1,151,279

			5,411,625

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Biotechnology—0.1%
Amgen, Inc. 4.40%	05/01/45	$1,160,000	$1,542,191

Chemicals—0.2%
International Flavors & Fragrances, Inc. 5.00%	09/26/48	2,235,000	2,867,269

Commercial Services—0.5%
Brown University in Providence in the State of Rhode Island and Providence Plant 2.92%	09/01/50	1,000,000	1,139,248
Duke University
2.68%	10/01/44	1,000,000	1,086,615
2.83%	10/01/55	1,000,000	1,145,650
IHS Markit, Ltd.
4.75%(1)	02/15/25	750,000	852,382
4.75%	08/01/28	1,750,000	2,133,679
University of Chicago (The) 2.76%	04/01/45	630,000	680,180

			7,037,754

Computers—0.2%
Apple, Inc.
2.65%	05/11/50	1,000,000	1,109,271
3.85%	05/04/43	520,000	673,166
Dell International LLC / EMC Corp. 4.42%(1)	06/15/21	614,000	630,984

			2,413,421

Diversified Financial Services—1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
3.65%	07/21/27	640,000	582,218
3.88%	01/23/28	430,000	397,744
3.95%	02/01/22	685,000	690,367
4.50%	05/15/21	1,690,000	1,723,982
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Ireland) 5.00%	10/01/21	1,590,000	1,628,755
Air Lease Corp. 3.25%	03/01/25	1,300,000	1,310,037
Avolon Holdings Funding, Ltd.
2.88%(1)	02/15/25	1,550,000	1,333,922
3.95%(1)	07/01/24	405,000	367,066
5.13%(1)	10/01/23	90,000	85,748
5.25%(1)	05/15/24	115,000	107,972
GE Capital Funding LLC 4.40%(1)	05/15/30	1,405,000	1,482,678
GE Capital International Funding Co. Unlimited Co. (Ireland) 4.42%	11/15/35	4,110,000	4,195,310
Park Aerospace Holdings, Ltd.
4.50%(1)	03/15/23	2,715,000	2,566,309
5.25%(1)	08/15/22	935,000	901,300
5.50%(1)	02/15/24	385,000	366,071
Raymond James Financial, Inc. 4.95%	07/15/46	965,000	1,257,023

			18,996,502

Electric—2.1%
Appalachian Power Co. 4.45%	06/01/45	690,000	906,608
Dominion Energy, Inc. 0.75% (3 mo. USD LIBOR + 0.400%)(1),(2)	12/01/20	4,595,000	4,593,576
Duke Energy Progress LLC 3.70%	10/15/46	1,325,000	1,683,393
El Paso Electric Co. 3.30%	12/15/22	2,065,000	2,099,469
Entergy Mississippi, Inc. 3.10%	07/01/23	2,755,000	2,933,951
Indiana Michigan Power Co. 4.55%	03/15/46	920,000	1,235,171
ITC Holdings Corp. 2.95%(1)	05/14/30	2,000,000	2,222,361
KCP&L Greater Missouri Operations Co. 8.27%	11/15/21	1,100,000	1,193,187
Metropolitan Edison Co. 3.50%(1)	03/15/23	3,030,000	3,204,377
MidAmerican Energy Co. 5.80%	10/15/36	1,655,000	2,491,628
NextEra Energy Capital Holdings, Inc. 0.92% (3 mo. USD LIBOR + 0.55%)(2)	08/28/21	2,000,000	2,000,790
Niagara Mohawk Power Corp. 2.72%(1)	11/28/22	920,000	960,827
Public Service Co. of Oklahoma 4.40%	02/01/21	1,840,000	1,876,996
Puget Energy, Inc. 6.00%	09/01/21	1,820,000	1,919,540
Tucson Electric Power Co.
4.00%	06/15/50	1,500,000	1,916,527
5.15%	11/15/21	1,000,000	1,045,143

			32,283,544

Food—0.8%
Kraft Heinz Foods Co.
4.38%	06/01/46	3,275,000	3,415,694
4.88%(1)	10/01/49	3,365,000	3,703,721
5.00%	07/15/35	720,000	836,506
5.00%	06/04/42	2,133,000	2,398,110
5.20%	07/15/45	775,000	885,390
Kroger Co. (The) 5.40%	01/15/49	1,320,000	1,922,628

			13,162,049

Gas—0.3%
CenterPoint Energy Resources Corp. 6.25%	02/01/37	1,610,000	2,365,607
KeySpan Gas East Corp. 5.82%(1)	04/01/41	1,551,000	2,214,960

			4,580,567

Healthcare-Products—0.1%
Zimmer Biomet Holdings, Inc. 3.55%	03/20/30	1,260,000	1,409,891

Healthcare-Services—1.8%
Advocate Health & Hospitals Corp. 3.01%	06/15/50	1,500,000	1,636,189
Anthem, Inc. 3.65%	12/01/27	2,405,000	2,774,173
Banner Health 3.18%	01/01/50	1,500,000	1,677,967
Hartford HealthCare Corp. 5.75%	04/01/44	2,545,000	3,366,427

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Healthcare-Services (Continued)
HCA, Inc.
4.13%	06/15/29	$380,000	$442,987
5.00%	03/15/24	620,000	698,979
5.13%	06/15/39	665,000	846,563
5.25%	04/15/25	1,770,000	2,063,082
5.25%	06/15/49	1,525,000	2,024,427
NYU Hospitals Center 4.43%	07/01/42	2,755,000	3,233,030
Partners Healthcare System, Inc. 3.34%	07/01/60	685,000	774,416
Saint Barnabas Health Care System 4.00%	07/01/28	3,290,000	3,690,918
Sutter Health 2.29%	08/15/53	2,270,000	2,270,683
UnitedHealth Group, Inc.
2.90%	05/15/50	1,150,000	1,308,454
3.70%	08/15/49	795,000	1,024,397
3.88%	08/15/59	335,000	446,952

			28,279,644

Insurance—0.9%
Aon Corp. 2.80%	05/15/30	1,410,000	1,551,818
Berkshire Hathaway Finance Corp. 4.25%	01/15/49	515,000	712,492
Farmers Exchange Capital 7.20%(1)	07/15/48	1,495,000	2,157,946
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(1),(2)	11/01/53	2,065,000	2,588,684
New York Life Insurance Co. 3.75%(1)	05/15/50	1,930,000	2,353,303
Prudential Financial, Inc. 4.50%	11/15/20	920,000	930,967
Teachers Insurance & Annuity Association of America 3.30%(1)	05/15/50	2,810,000	3,130,362

			13,425,572

Media—1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%	07/23/25	2,500,000	2,906,400
5.38%	04/01/38	1,475,000	1,866,244
Time Warner Cable LLC 5.88%	11/15/40	2,200,000	2,879,316
ViacomCBS, Inc.
3.70%	06/01/28	1,150,000	1,284,732
4.20%	05/19/32	1,900,000	2,193,398
Walt Disney Co. (The)
2.65%	01/13/31	825,000	898,565
3.60%	01/13/51	3,560,000	4,200,049

			16,228,704

Miscellaneous Manufacturers—0.3%
General Electric Co.
0.87% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	3,045,000	2,034,897
4.25%	05/01/40	1,250,000	1,282,773
6.75%	03/15/32	1,000,000	1,266,722

			4,584,392

Oil & Gas—0.9%
BP Capital Markets America, Inc. 3.63%	04/06/30	1,850,000	2,147,148
Chevron Corp. 2.24%	05/11/30	2,000,000	2,158,560
EQT Corp. 3.90%	10/01/27	265,000	250,314
Exxon Mobil Corp.
3.48%	03/19/30	1,025,000	1,205,918
4.23%	03/19/40	400,000	514,998
4.33%	03/19/50	2,280,000	3,073,874
Petroleos Mexicanos
5.95%(1)	01/28/31	995,000	856,998
6.63%	06/15/35	1,105,000	943,449
6.75%	09/21/47	2,625,000	2,137,485
6.95%(1)	01/28/60	510,000	417,180
7.69%(1)	01/23/50	850,000	747,405

			14,453,329

Packaging & Containers — 0.2%
Amcor Finance USA, Inc. 3.63%	04/28/26	1,380,000	1,524,189
Sonoco Products Co. 3.13%	05/01/30	550,000	606,624
WRKCo, Inc. 4.90%	03/15/29	625,000	767,851

			2,898,664

Pharmaceuticals—2.6%
AbbVie, Inc.
3.20%(1)	11/21/29	605,000	682,731
3.80%(1)	03/15/25	1,653,000	1,863,816
4.05%(1)	11/21/39	555,000	683,954
4.25%(1)	11/21/49	1,445,000	1,851,746
4.40%	11/06/42	2,100,000	2,669,068
4.45%	05/14/46	1,035,000	1,330,244
Bayer US Finance II LLC
3.88%(1)	12/15/23	610,000	667,812
4.25%(1)	12/15/25	845,000	970,405
4.38%(1)	12/15/28	4,540,000	5,371,683
4.63%(1)	06/25/38	500,000	630,082
4.88%(1)	06/25/48	2,430,000	3,225,234
Becton Dickinson and Co.
1.18% (3 mo. USD LIBOR + 0.875%)(2)	12/29/20	2,756,000	2,756,599
2.82%	05/20/30	1,000,000	1,098,875
Cigna Corp.
2.40%	03/15/30	640,000	683,608
3.40%	03/15/50	500,000	576,693
4.13%	11/15/25	4,545,000	5,268,904
CVS Health Corp.
3.88%	07/20/25	3,600,000	4,090,891
5.05%	03/25/48	4,180,000	5,771,890

			40,194,235

Pipelines—1.7%
Enbridge Energy Partners LP 5.88%	10/15/25	333,000	401,844
Energy Transfer Operating LP
4.95%	06/15/28	200,000	213,872
5.00%	05/15/50	1,852,000	1,848,194
6.50%	02/01/42	1,400,000	1,541,512
Energy Transfer Partners LP
5.15%	03/15/45	1,870,000	1,832,726
5.95%	10/01/43	630,000	640,589
Plains All American Pipeline LP / PAA Finance Corp. 4.65%	10/15/25	2,115,000	2,283,566
Rockies Express Pipeline LLC
4.95%(1)	07/15/29	2,000,000	1,954,590
6.88%(1)	04/15/40	350,000	355,250
Ruby Pipeline LLC 7.00%(1)	04/01/22	1,602,273	1,526,165

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Pipelines (Continued)
Sabine Pass Liquefaction LLC 4.50%(1)	05/15/30	$3,000,000	$3,463,665
Southern Natural Gas Co. LLC 7.35%	02/15/31	2,380,000	3,276,817
Sunoco Logistics Partners Operations LP 5.40%	10/01/47	1,763,000	1,768,412
TC PipeLines LP 4.38%	03/13/25	1,840,000	1,991,369
Texas Eastern Transmission LP 2.80%(1)	10/15/22	920,000	942,687
TransCanada PipeLines, Ltd. (Canada) 6.10%	06/01/40	375,000	533,258
Williams Partners LP 6.30%	04/15/40	1,150,000	1,501,899

			26,076,415

REIT—1.1%
American Campus Communities Operating Partnership LP
3.30%	07/15/26	1,000,000	1,053,565
4.13%	07/01/24	425,000	452,328
Boston Properties LP (REIT) 3.25%	01/30/31	1,395,000	1,556,408
GLP Capital LP / GLP Financing II, Inc.
4.00%	01/15/31	560,000	582,257
5.30%	01/15/29	1,280,000	1,431,923
5.38%	04/15/26	1,308,000	1,465,699
5.75%	06/01/28	1,600,000	1,812,808
HCP, Inc. 3.88%	08/15/24	2,110,000	2,320,569
Healthcare Realty Trust, Inc. 3.75%	04/15/23	1,840,000	1,940,012
Healthpeak Properties, Inc. 4.25%	11/15/23	23,000	25,230
SL Green Operating Partnership LP 3.25%	10/15/22	2,380,000	2,433,705
Ventas Realty LP 3.85%	04/01/27	690,000	746,088
Welltower, Inc. 3.75%	03/15/23	555,000	589,157

			16,409,749

Retail—0.3%
Alimentation Couche-Tard, Inc. (Canada)
3.55%(1)	07/26/27	1,710,000	1,889,163
3.80%(1)	01/25/50	1,125,000	1,237,044
Starbucks Corp. 2.25%	03/12/30	1,295,000	1,368,873

			4,495,080

Savings & Loans—0.1%
Nationwide Building Society (United Kingdom)
3.62% (3 mo. USD LIBOR + 1.181%)(1),(2)	04/26/23	800,000	835,343
3.77% (3 mo. USD LIBOR + 1.064%)(1),(2)	03/08/24	500,000	534,359
4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	400,000	437,080

			1,806,782

Semiconductors—0.5%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.63%	01/15/24	3,310,000	3,582,115
Broadcom, Inc. 3.63%(1)	10/15/24	1,100,000	1,202,000
Intel Corp.
4.10%	05/19/46	1,000,000	1,312,180
4.75%	03/25/50	755,000	1,099,920

			7,196,215

Software—0.2%
Oracle Corp. 3.60%	04/01/50	2,000,000	2,404,898

Telecommunications—2.1%
AT&T, Inc.
3.30%(3)	02/01/52	1,900,000	1,974,497
4.30%	02/15/30	215,000	257,886
4.50%	03/09/48	1,380,000	1,692,115
4.75%	05/15/46	1,130,000	1,410,112
4.80%	06/15/44	1,665,000	2,080,570
4.85%	03/01/39	1,554,000	1,944,505
4.90%	08/15/37	1,500,000	1,887,415
5.25%	03/01/37	2,155,000	2,807,674
Koninklijke KPN NV (Netherlands) 8.38%	10/01/30	625,000	928,342
Qwest Corp. 7.25%	09/15/25	920,000	1,067,200
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%(1)	03/20/23	856,250	866,953
4.74%(1)	09/20/29	3,940,000	4,299,111
T-Mobile USA, Inc.
2.55%(1)	02/15/31	1,327,000	1,380,213
3.88%(1)	04/15/30	2,080,000	2,384,720
4.38%(1)	04/15/40	1,990,000	2,431,601
Vodafone Group PLC (United Kingdom)
4.25%	09/17/50	430,000	531,686
4.88%	06/19/49	1,897,000	2,486,608
5.25%	05/30/48	1,390,000	1,903,640

			32,334,848

Water—0.2%
American Water Capital Corp. 3.45%	05/01/50	2,385,000	2,960,727

Total Corporate Bonds (Cost: $344,732,277)			384,255,027

MUNICIPAL BONDS—0.8%
Commonwealth of Massachusetts, General Obligation Unltd 3.00%	03/01/49	1,980,000	2,145,865
Health and Educational Facilities Authority of the State of Missouri, Revenue Bond 3.65%	08/15/57	540,000	700,477
Los Angeles Unified School District/CA, General Obligation 5.76%	07/01/29	2,500,000	3,225,125
Metropolitan Transportation Authority, Revenue Bond 5.18%	11/15/49	845,000	990,927
New York State Dormitory Authority, Revenue Bond 4.00%	07/01/50	1,185,000	1,364,160
New York State, Build America Bonds, General Obligation 5.82%	10/01/31	730,000	735,307
Regents of the University of California Medical Center Pooled, Revenue Bond 3.26%	05/15/60	3,420,000	3,865,028
State of California, General Obligation 7.95%	03/01/36	315	296

Total Municipal Bonds (Cost: $11,733,793)			13,027,185

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES—4.2%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	$1,373,798	$1,594,162
321 Henderson Receivables I LLC (14-2A-A) 3.61%(1)	01/17/73	1,645,610	1,862,217
Babson CLO, Ltd. (16-2A-AR) 1.35% (3 mo. USD LIBOR + 1.080%)(1),(2)	07/20/28	3,100,000	3,081,732
Brazos Education Loan Authority, Inc. (12-1-A1) 0.87% (1 mo. USD LIBOR + 0.700%)(2)	12/26/35	710,046	700,435
Brazos Higher Education Authority, Inc. (10-1-A2) 1.56% (3 mo. USD LIBOR + 1.200%)(2)	02/25/35	675,000	659,342
Brazos Higher Education Authority, Inc. (11-1-A3) 1.41% (3 mo. USD LIBOR + 1.050%)(2)	11/25/33	1,695,000	1,669,139
Dryden XXVI Senior Loan Fund (13-26A-AR) 1.18% (3 mo. USD LIBOR + 0.900%)(1),(2)	04/15/29	2,200,000	2,173,970
Educational Funding of the South, Inc. (11-1-A2) 0.89% (3 mo. USD LIBOR + 0.650%)(2)	04/25/35	990,638	974,494
Educational Services of America, Inc. (12-2-A) 0.90% (1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	475,015	458,992
GCO Education Loan Funding Master Trust (06-2AR-A1RN) 0.83% (1 mo. USD LIBOR + 0.650%)(1),(2)	08/27/46	2,503,501	2,337,009
Global SC Finance SRL (14-1A-A2) 3.09%(1)	07/17/29	1,234,000	1,215,868
GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2) 1.38% (3 mo. USD LIBOR + 1.110%)(1),(2)	10/29/29	3,100,000	3,069,619
Higher Education Funding I (14-1-A) 1.41% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	2,347,722	2,326,678
Navient Student Loan Trust (14-3-A) 0.79% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	3,408,957	3,264,796
Navient Student Loan Trust (14-4-A) 0.79% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	1,624,493	1,547,301
Navient Student Loan Trust (16-1A-A) 0.87% (1 mo. USD LIBOR + 0.700%)(1),(2)	02/25/70	3,276,405	3,169,476
Nelnet Student Loan Trust (14-4A-A2) 1.12% (1 mo. USD LIBOR + 0.950%)(1),(2)	11/25/48	2,965,000	2,732,735
OCP CLO, Ltd. (20-19A-A1) 2.07% (3 mo. USD LIBOR + 1.750%)(1),(2)	07/20/31	3,600,000	3,607,020
Octagon Investment Partners 25, Ltd. (15-1A-AR) 1.07% (3 mo. USD LIBOR + 0.800%)(1),(2)	10/20/26	3,200,544	3,178,989
PHEAA Student Loan Trust (15-1A-A) 0.77% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/25/41	1,533,763	1,477,068
SLM Student Loan Trust (03-7A-A5A) 1.51% (3 mo. USD LIBOR + 1.200%)(1),(2)	12/15/33	2,549,516	2,420,657
SLM Student Loan Trust (06-2-A6) 0.41% (3 mo. USD LIBOR + 0.170%)(2)	01/25/41	2,764,421	2,607,535
SLM Student Loan Trust (08-2-B) 1.44% (3 mo. USD LIBOR + 1.200%)(2)	01/25/83	710,000	604,302
SLM Student Loan Trust (08-3-B) 1.44% (3 mo. USD LIBOR + 1.200%)(2)	04/26/83	710,000	631,492
SLM Student Loan Trust (08-4-A4) 1.89% (3 mo. USD LIBOR + 1.650%)(2)	07/25/22	4,301,391	4,213,715
SLM Student Loan Trust (08-4-B) 2.09% (3 mo. USD LIBOR + 1.850%)(2)	04/25/73	710,000	613,112
SLM Student Loan Trust (08-5-B) 2.09% (3 mo. USD LIBOR + 1.850%)(2)	07/25/73	710,000	590,617
SLM Student Loan Trust (08-6-A4) 1.34% (3 mo. USD LIBOR + 1.100%)(2)	07/25/23	3,549,828	3,373,525
SLM Student Loan Trust (08-6-B) 2.09% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	710,000	595,875
SLM Student Loan Trust (08-7-B) 2.09% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	710,000	627,223
SLM Student Loan Trust (08-8-B) 2.49% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	710,000	689,462
SLM Student Loan Trust (08-9-A) 1.74% (3 mo. USD LIBOR + 1.500%)(2)	04/25/23	1,313,419	1,282,269
SLM Student Loan Trust (08-9-B) 2.49% (3 mo. USD LIBOR + 2.250%)(2)	10/25/83	710,000	679,006
SLM Student Loan Trust (11-2-A2) 1.37% (1 mo. USD LIBOR + 1.200%)(2)	10/25/34	2,000,000	1,985,430
SLM Student Loan Trust (12-7-A3) 0.82% (1 mo. USD LIBOR + 0.650%)(2)	05/26/26	1,882,936	1,754,671
Voya CLO, Ltd. (14-3A-A1R) 0.96% (3 mo. USD LIBOR + 0.720%)(1),(2)	07/25/26	1,292,317	1,285,430

Total Asset-backed Securities (Cost: $66,172,872)			65,055,363

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—1.8%
Fannie Mae (20-M10-X1) (I/O) 1.92%(4)	12/25/30	1,999,247	295,303
Fannie Mae (20-M10-X2) (I/O) 1.83%(4)	12/25/30	5,689,742	798,770
Fannie Mae (20-M10-X3) (I/O) 1.44%(4)	11/25/28	1,916,671	175,338
Fannie Mae (20-M10-X4) (I/O) 1.00%(4)	07/25/32	2,132,243	178,279

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY(Continued)
Fannie Mae (20-M10-X5) (I/O) 1.55%(4)	11/25/28	$2,270,000	$235,970
Fannie Mae (20-M10-X6) (I/O) 1.50%(4)	08/25/28	2,395,000	234,844
Fannie Mae (20-M10-X8) (I/O) 0.78%(4)	12/25/27	2,750,000	115,353
Fannie Mae (20-M10-X9) (I/O) 0.99%(4)	12/25/27	2,373,590	110,195
Fannie Mae, Pool #AM8645 2.69%	05/01/27	4,515,593	4,959,553
Fannie Mae, Pool #AN0245 3.42%	11/01/35	2,073,618	2,415,756
Fannie Mae, Pool #AN5977 3.49%	02/01/33	3,000,000	3,660,144
Fannie Mae, Pool #BL6060 2.46%	04/01/40	1,840,000	1,954,469
Freddie Mac Multifamily Structured Pass-Through Certificates (K158 -A3) 3.90%(4)	10/25/33	2,250,000	2,894,756
Freddie Mac Multifamily Structured Pass-Through Certificates
1.84%(4)	05/27/33	1,425,000	243,464
1.88%(4)	10/27/28	1,815,000	234,205
Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3) 3.75%	04/25/33	4,045,000	5,100,115
Freddie Mac Multifamily Structured Pass-Through Certificates (Q006-A-PT2) 2.56%(4)	09/25/26	3,967,550	4,046,131

Total Commercial Mortgage-Backed Securities—Agency (Cost: $24,271,395)			27,652,645

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—1.3%
BAMLL Commercial Mortgage Securities Trust (18-PARK-A) 4.09%(1),(4)	08/10/38	1,930,000	2,282,135
BX Trust (19-OC11-A) 3.20%(1)	12/09/41	585,000	623,886
CALI Mortgage Trust (19-101C-A) 3.96%(1)	03/10/39	1,285,000	1,492,098
COMM Mortgage Trust (16-787S-A) 3.55%(1)	02/10/36	1,635,000	1,800,795
CPT Mortgage Trust (19-CPT-A) 2.87%(1)	11/13/39	1,105,000	1,231,916
DC Office Trust (19-MTC-A) 2.97%(1)	09/15/45	1,180,000	1,310,017
Hudson Yards Mortgage Trust (19-30HY-A) 3.23%(1)	07/10/39	2,185,000	2,494,782
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(1),(4)	12/10/41	1,180,000	1,321,351
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(1)	06/05/39	1,160,000	1,340,870
MKT Mortgage Trust (20-525M-A) 2.69%(1)	02/12/40	1,540,000	1,646,663
Natixis Commercial Mortgage Securities Trust (20-2PAC-A) 2.97%(1)	12/15/38	1,215,000	1,263,414
One Bryant Park Trust (19-OBP-A) 2.52%(1)	09/15/54	1,495,000	1,622,335
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1) 3.87%(1),(4)	01/05/43	1,710,000	1,912,978
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B) 4.14%(1),(4)	01/05/43	165,000	159,552

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $18,804,545)			20,502,792

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—33.0%
Fannie Mae, Pool #FM2318 3.50%	09/01/49	673,612	725,102
Fannie Mae, Pool #MA3930 2.50%	02/01/35	150,270	157,629
Fannie Mae, Pool #MA4016 2.50%	05/01/40	13,026,808	13,714,442
Fannie Mae (19-79-FA) 0.67% (1 mo. USD LIBOR + 0.500%)(2)	01/25/50	3,631,583	3,653,793
Fannie Mae (01-14-SH) (I/F) 27.22% (-1.00 x 1 mo. USD LIBOR + 27.825%)(2)	03/25/30	103,561	173,033
Fannie Mae (01-34-FV) 0.67% (1 mo. USD LIBOR + 0.500%)(2)	08/25/31	130,342	130,489
Fannie Mae (04-W10-A6) (PAC) 5.75%	08/25/34	1,436,438	1,629,868
Fannie Mae (07-89-GF) 0.69% (1 mo. USD LIBOR + 0.520%)(2)	09/25/37	555,028	559,443
Fannie Mae (08-30-SA) (I/O) (I/F) 6.68% (-1.00 x 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	89,170	23,434
Fannie Mae (08-62-SN) (I/O) (I/F) 6.03% (-1.00 x 1 mo. USD LIBOR + 6.200%)(2)	07/25/38	87,910	17,446
Fannie Mae (09-64-TB) 4.00%	08/25/29	1,256,105	1,336,439
Fannie Mae (09-68-SA) (I/O) (I/F) 6.58% (-1.00 x 1 mo. USD LIBOR + 6.750%)(2)	09/25/39	71,698	17,903
Fannie Mae (10-26-AS) (I/O) (I/F) 6.16% (-1.00 x 1 mo. USD LIBOR + 6.330%)(2)	03/25/40	1,023,051	176,810
Fannie Mae (11-111-DB) 4.00%	11/25/41	3,257,743	3,615,379
Fannie Mae (18-38-LA) 3.00%	06/25/48	3,330,125	3,499,883
Fannie Mae (18-43-CT) 3.00%	06/25/48	2,604,910	2,755,226
Fannie Mae, Pool #254634 5.50%	02/01/23	4,800	5,300
Fannie Mae, Pool #596686 6.50%	11/01/31	10,623	12,197
Fannie Mae, Pool #679263 4.50%	11/01/24	5,638	6,053
Fannie Mae, Pool #727575 5.00%	06/01/33	34,559	38,143
Fannie Mae, Pool #748751 5.50%	10/01/33	87,967	97,371
Fannie Mae, Pool #AB2127 3.50%	01/01/26	577,440	606,966
Fannie Mae, Pool #AL0209 4.50%	05/01/41	545,208	621,242

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae, Pool #AL0851 6.00%	10/01/40	$527,987	$632,018
Fannie Mae, Pool #AS9830 4.00%	06/01/47	2,549,365	2,718,894
Fannie Mae, Pool #CA1710 4.50%	05/01/48	4,499,413	4,842,875
Fannie Mae, Pool #CA1711 4.50%	05/01/48	3,282,247	3,532,797
Fannie Mae, Pool #CA2208 4.50%	08/01/48	2,736,187	2,940,778
Fannie Mae, Pool #CA2327 4.00%	09/01/48	1,009,131	1,111,764
Fannie Mae, Pool #FM2870 3.00%	03/01/50	3,405,730	3,656,617
Fannie Mae, Pool #MA1146 4.00%	08/01/42	1,578,505	1,739,322
Fannie Mae, Pool #MA1561 3.00%	09/01/33	2,420,342	2,590,506
Fannie Mae, Pool #MA1584 3.50%	09/01/33	3,681,548	3,980,467
Fannie Mae, Pool #MA3182 3.50%	11/01/47	1,086,625	1,148,950
Fannie Mae, Pool #MA3846 3.00%	11/01/49	4,636,346	4,831,554
Fannie Mae, Pool #MA4093 2.00%(3)	08/01/40	6,800,000	7,067,432
Freddie Mac (2439-KZ) 6.50%	04/15/32	107,835	126,795
Freddie Mac (2575-FD) (PAC) 0.62% (1 mo. USD LIBOR + 0.450%)(2)	02/15/33	262,240	263,951
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	165,657	176,127
Freddie Mac (3315-S) (I/O) (I/F) 6.24% (-1.00 x 1 mo. USD LIBOR + 6.410%)(2)	05/15/37	22,119	3,230
Freddie Mac (3339-JS) (I/F) 41.70% (-1.00 x 1 mo. USD LIBOR + 42.835%)(2)	07/15/37	381,757	870,107
Freddie Mac (3351-ZC) 5.50%	07/15/37	261,700	307,615
Freddie Mac (3380-SM) (I/O) (I/F) 6.24% (-1.00 x 1 mo. USD LIBOR + 6.410%)(2)	10/15/37	408,212	93,674
Freddie Mac (3382-FL) 0.87% (1 mo. USD LIBOR + 0.700%)(2)	11/15/37	133,200	133,038
Freddie Mac (3439-SC) (I/O) (I/F) 5.73% (-1.00 x 1 mo. USD LIBOR + 5.900%)(2)	04/15/38	1,585,021	305,711
Freddie Mac (3578-DI) (I/O) (I/F) 6.48% (-1.00 x 1 mo. USD LIBOR + 6.650%)(2)	04/15/36	640,429	136,141
Freddie Mac (4818-CA) 3.00%	04/15/48	1,816,837	1,894,685
Freddie Mac, Pool #A97179 4.50%	03/01/41	1,669,878	1,924,566
Freddie Mac, Pool #C90526 5.50%	02/01/22	2,371	2,422
Freddie Mac, Pool #G06360 4.00%	03/01/41	2,057,080	2,330,964
Freddie Mac, Pool #G06498 4.00%	04/01/41	1,489,382	1,674,697
Freddie Mac, Pool #G06499 4.00%	03/01/41	1,026,919	1,131,372
Freddie Mac, Pool #G07849 3.50%	05/01/44	1,207,166	1,320,513
Freddie Mac, Pool #G07924 3.50%	01/01/45	2,236,256	2,443,433
Freddie Mac, Pool #G08710 3.00%	06/01/46	3,505,961	3,719,733
Freddie Mac, Pool #G08711 3.50%	06/01/46	6,044,285	6,454,802
Freddie Mac, Pool #G08715 3.00%	08/01/46	6,565,006	6,965,299
Freddie Mac, Pool #G08716 3.50%	08/01/46	4,075,486	4,352,286
Freddie Mac, Pool #G08721 3.00%	09/01/46	5,322,335	5,646,859
Freddie Mac, Pool #G08722 3.50%	09/01/46	1,600,042	1,708,714
Freddie Mac, Pool #G08726 3.00%	10/01/46	5,111,160	5,422,807
Freddie Mac, Pool #G08732 3.00%	11/01/46	5,032,650	5,339,510
Freddie Mac, Pool #G08792 3.50%	12/01/47	5,118,039	5,412,549
Freddie Mac, Pool #G08816 3.50%	06/01/48	1,203,813	1,271,289
Freddie Mac, Pool #G08826 5.00%	06/01/48	923,251	1,009,109
Freddie Mac, Pool #G08843 4.50%	10/01/48	3,882,757	4,179,091
Freddie Mac, Pool #G16584 3.50%	08/01/33	3,638,638	3,818,537
Freddie Mac, Pool #G18592 3.00%	03/01/31	1,474,632	1,552,326
Freddie Mac, Pool #G18670 3.00%	12/01/32	1,083,535	1,140,147
Freddie Mac, Pool #G18713 3.50%	11/01/33	2,640,890	2,771,459
Freddie Mac, Pool #G60038 3.50%	01/01/44	2,044,920	2,226,623
Freddie Mac, Pool #G60344 4.00%	12/01/45	1,030,366	1,136,908
Freddie Mac, Pool #G67700 3.50%	08/01/46	1,569,990	1,712,498
Freddie Mac, Pool #G67703 3.50%	04/01/47	9,442,122	10,290,331
Freddie Mac, Pool #G67706 3.50%	12/01/47	6,386,971	6,956,736
Freddie Mac, Pool #G67707 3.50%	01/01/48	11,471,693	12,760,188
Freddie Mac, Pool #G67708 3.50%	03/01/48	12,367,576	13,339,450
Freddie Mac, Pool #G67710 3.50%	03/01/48	10,643,054	11,449,477
Freddie Mac, Pool #G67711 4.00%	03/01/48	3,495,929	3,837,780
Freddie Mac, Pool #G67718 4.00%	01/01/49	4,141,790	4,480,911
Freddie Mac, Pool #Q05261 3.50%	12/01/41	1,735,478	1,932,671
Freddie Mac, Pool #Q20178 3.50%	07/01/43	3,168,991	3,544,208
Freddie Mac, Pool #RB5048 2.50%	05/01/40	7,257,243	7,641,253

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac, Pool #SD7513 3.50%	04/01/50	$1,053,581	$1,148,930
Freddie Mac, Pool #ZT1703 4.00%	01/01/49	2,819,942	3,050,126
Ginnie Mae (08-27-SI) (I/O) (I/F) 6.28% (-1.00 x 1 mo. USD LIBOR + 6.470%)(2)	03/20/38	269,633	62,976
Ginnie Mae (08-81-S) (I/O) (I/F) 6.01% (-1.00 x 1 mo. USD LIBOR + 6.200%)(2)	09/20/38	1,034,010	239,584
Ginnie Mae (10-1-S) (I/O) (I/F) 5.56% (-1.00 x 1mo. USD LIBOR + 5.750%)(2)	01/20/40	1,588,358	166,422
Ginnie Mae (18-124-NW) 3.50%	09/20/48	1,987,546	2,148,224
Ginnie Mae, Pool #608259 4.50%	08/15/33	35,272	38,948
Ginnie Mae, Pool #782114 5.00%	09/15/36	109,664	125,939
Ginnie Mae, Pool #MA4127 3.50%	12/20/46	3,281,879	3,495,462
Ginnie Mae II, Pool #MA6030 3.50%	07/20/49	859,125	888,189
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	2,562,678	2,739,866
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	2,477,321	2,648,607
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	2,483,546	2,655,263
Ginnie Mae II, Pool #MA4126 3.00%	12/20/46	6,685,722	7,086,963
Ginnie Mae II, Pool #MA4196 3.50%	01/20/47	2,098,229	2,234,780
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	824,461	909,373
Ginnie Mae II, Pool #MA4510 3.50%	06/20/47	1,161,995	1,235,076
Ginnie Mae II, Pool #MA4589 5.00%	07/20/47	2,114,601	2,334,404
Ginnie Mae II, Pool #MA4722 5.00%	09/20/47	726,821	801,724
Ginnie Mae II, Pool #MA4777 3.00%	10/20/47	916,315	969,418
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	3,592,124	3,800,301
Ginnie Mae II, Pool #MA4837 3.50%	11/20/47	7,700,259	8,166,751
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	2,243,031	2,413,406
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	3,793,248	4,069,996
Ginnie Mae II, Pool #MA5078 4.00%	03/20/48	3,112,716	3,334,209
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	6,442,737	6,935,318
Ginnie Mae II, Pool #MA5466 4.00%	09/20/48	207,975	222,420
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	395,511	425,503
Ginnie Mae II, Pool #MA6209 3.00%	10/20/49	5,093,871	5,279,175
Ginnie Mae II TBA, 30 Year
2.50%(5)	08/01/50	25,725,000	27,182,080
3.00%(5)	08/01/50	5,650,000	5,975,096
Uniform Mortgage-Backed Securities TBA, 15 Year
2.00%(5)	08/01/35	17,750,000	18,469,707
2.00%(5)	08/01/35	4,275,000	4,442,422
2.50%(5)	08/01/35	16,525,000	17,323,864
3.00%(5)	08/01/35	730,000	766,272
Uniform Mortgage-Backed Securities TBA, 30 Year
2.00%(5)	08/01/50	3,600,000	3,730,781
2.00%(5)	08/01/50	40,425,000	41,818,926
2.50%(5)	08/01/50	42,075,000	44,213,461
2.50%(5)	08/01/50	24,000,000	25,175,624
3.00%(5)	08/01/50	14,025,000	14,805,437
5.00%(5)	08/01/50	4,425,000	4,840,535

Total Residential Mortgage-Backed Securities—Agency (Cost: $495,546,009)			509,951,715

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—4.4%
Aames Mortgage Investment Trust (06-1-A4) 0.73% (1 mo. USD LIBOR + 0.560%)(2)	04/25/36	4,822,437	4,635,546
Aegis Asset Backed Securities Trust (05-5-2A) 0.42% (1 mo. USD LIBOR + 0.250%)(2)	12/25/35	2,253,314	2,249,976
Ajax Mortgage Loan Trust (19-F-A1) 2.86%(1)	07/25/59	4,405,642	4,531,432
Banc of America Funding Trust (15-R2-9A1) 0.39% (1 mo. USD LIBOR + 0.215%)(1),(2)	03/27/36	861,119	863,960
Centex Home Equity (02-C-AF6) 4.50%(4)	09/25/32	1,287	1,287
CIM Trust (17-7-A) 3.00%(1),(4)	04/25/57	4,498,846	4,608,180
Citigroup Mortgage Loan Trust (06-2AD) 0.41% (1 mo. USD LIBOR + 0.240%)(2)	08/25/36	764,815	738,625
Citigroup Mortgage Loan Trust, Inc. (05-5-2A2) 5.75%(6)	08/25/35	259,983	212,792
Conseco Financial Corp. (98-6-A8) 6.66%(4)	06/01/30	231,834	236,363
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	7,042	7,469
CSMC Series, Ltd. (10-3R-2A3) 4.39%(1),(4)	12/26/36	2,421,198	2,464,610
CSMC Series, Ltd. (15-5R-1A1) 2.42%(1),(4)	09/27/46	2,214,421	2,218,603
CSMC Trust (14-7R-8A1) 3.17%(1),(4)	07/27/37	1,370,663	1,359,016
CSMC Trust (18-RPL9-A) 3.85%(1),(4)	09/25/57	4,512,423	4,833,928
GS Mortgage-Backed Securities Trust (18-RPL1-A1A) 3.75%(1)	10/25/57	4,626,874	4,879,386
GSAA Home Equity Trust (05-11-2A2) 0.49% (1 mo. USD LIBOR + 0.320%)(2)	10/25/35	1,520,813	1,495,377
Home Equity Asset Trust (06-3-1A1) 0.37% (1 mo. USD LIBOR + 0.200%)(2)	07/25/36	886,211	887,010
Indymac Index Mortgage Loan Trust (05-AR6-2A1) 0.65% (1 mo. USD LIBOR + 0.480%)(2)	04/25/35	715,994	617,160
Mid-State Trust (04-1-B) 8.90%	08/15/37	851,414	940,950

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Morgan Stanley Capital, Inc. (04-WMC2-M1) 1.09% (1 mo. USD LIBOR + 0.915%)(2)	07/25/34	$991,352	$949,085
Morgan Stanley Mortgage Loan Trust (04-3-4A) 5.62%(4)	04/25/34	151,071	164,596
New Century Home Equity Loan Trust (05-D-A1) 0.39% (1 mo. USD LIBOR + 0.220%)(2)	02/25/36	4,174,006	4,077,538
Nomura Resecuritization Trust (15-5R-2A1) 3.65%(1),(4)	03/26/35	586,257	590,860
Option One Mortgage Loan Trust (05-2-M1) 0.83% (1 mo. USD LIBOR + 0.660%)(2)	05/25/35	2,543,136	2,539,592
RASC Series Trust (06-KS7-A4) 0.41% (1 mo. USD LIBOR + 0.240%)(2)	09/25/36	2,002,052	1,968,612
Structured Asset Investment Loan Trust (04-6-A3) 0.97% (1 mo. USD LIBOR + 0.800%)(2)	07/25/34	2,971,864	2,740,734
Structured Asset Securities Corp. (03-34A-5A4) 3.65% (4)	11/25/33	311,266	306,653
WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1) 0.43% (1 mo. USD LIBOR + 0.260%)(2)	11/25/45	6,911,933	6,467,367
WaMu Mortgage Pass-Through Certificates (05-AR3-A2) 3.61%(4)	03/25/35	1,031,313	1,020,784
Wells Fargo Alternative Loan Trust (07-PA3-2A1) 6.00%(6)	07/25/37	79,791	79,321
Wells Fargo Home Equity Asset-Backed Securities Trust (05-3-M6) 1.18% (1 mo. USD LIBOR + 1.005%)(2)	11/25/35	4,087,681	4,008,650
Wells Fargo Home Equity Trust (04-2-A33) 1.17% (1 mo. USD LIBOR + 1.000%)(2)	10/25/34	4,796,522	4,695,211

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $64,140,099)			67,390,673

U.S. TREASURY SECURITIES—12.8%
U.S. Treasury Bond 1.25%	05/15/50	38,122,000	38,634,264
U.S. Treasury Inflation Indexed Bond
0.00%(7),(8)	04/15/25	10,898,968	11,610,807
0.13%(7)	07/15/30	12,893,129	14,429,654
0.25%(7)	02/15/50	16,520,775	20,185,097
U.S. Treasury Note
0.25%	06/30/25	69,095,000	69,224,553
0.38%	07/31/27	17,845,000	17,826,179
0.63%	05/15/30	25,530,000	25,745,409

Total U.S. Treasury Securities (Cost: $190,822,366)			197,655,963

Total Fixed Income Securities (Cost: $1,216,223,356)			1,285,491,363

		Number of Shares
MONEY MARKET INVESTMENTS (2.1% )
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(9)		32,780,106	32,780,106

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—29.2%
COMMERCIAL PAPER —0.2% (Cost: $3,532,347)

Auto Manufacturers—0.2%
Ford Motor Credit Co. 3.24%	10/14/20	$3,555,000	3,533,304

U.S. TREASURY SECURITIES—29.0%
U.S. Cash Management Bill 0.08%(10)	10/27/20	50,000,000	49,989,966
U.S. Treasury Bill
0.10%(10)	11/27/20	95,000,000	94,968,622
0.09%(10)	11/19/20	100,000,000	99,972,250
0.08%(10),(11)	09/10/20	2,525,000	2,524,780
0.10%(10)	12/10/20	25,000,000	24,991,041
0.10%(10)	12/03/20	50,000,000	49,983,479
0.10%(10)	01/14/21	35,000,000	34,983,657
0.10%(10)	01/21/21	25,000,000	24,987,829
0.25%(10)	07/31/25	66,265,000	66,384,070
Total U.S. Treasury Securities (Cost: $448,503,016)			448,785,694

Total Short Term Investments (Cost: $452,035,363)			452,318,998

Total Investments (114.5%) (Cost: $1,701,038,825)			1,770,590,467

Liabilities In Excess Of Other Assets (-14.5%)			(224,119,277)

Net Assets (100.0%)			$1,546,471,190

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ (Depreciation)
Long Futures
13	U.S. Ultra Long Bond Futures	09/21/20	$2,845,817	$2,959,938	$114,121
605	5-Year U.S. Treasury Note Futures	09/30/20	75,885,753	76,305,625	419,872

			$78,731,570	$79,265,563	$533,993

Short Futures
3	10-Year U.S. Ultra Treasury Note Futures	09/21/20	$(470,525)	$(477,750)	$(7,225)

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $168,631,551 or 10.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2020.
(3)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(7)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(8)	Security is not accruing interest.
(9)	Rate disclosed is the 7-day net yield as of July 31, 2020.
(10)	Rate shown represents yield-to-maturity.
(11)	All or a portion of this security is held as collateral for open futures contracts.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
U.S. Treasury Securities	41.8%
Residential Mortgage-Backed Securities—Agency	33.0
Corporate Bonds	24.9
Residential Mortgage-Backed Securities—Non-Agency	4.4
Asset-Backed Securities	4.2
Money Market Investments	2.1
Commercial Mortgage-Backed Securities—Agency	1.8
Commercial Mortgage-Backed Securities—Non-Agency	1.3
Municipal Bonds	0.8
Commercial Paper	0.2
Other*	(14.5)

Total	100.0%

*	Includes cash, futures, interest receivable and accrued expenses payable.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$384,255,027	$—	$384,255,027
Municipal Bonds	—	13,027,185	—	13,027,185
Asset-Backed Securities	—	65,055,363	—	65,055,363
Commercial Mortgage-Backed Securities—Agency	—	27,652,645	—	27,652,645
Commercial Mortgage-Backed Securities—Non-Agency	—	20,502,792	—	20,502,792
Residential Mortgage-Backed Securities—Agency	—	509,951,715	—	509,951,715
Residential Mortgage-Backed Securities—Non-Agency	—	67,390,673	—	67,390,673
U.S. Treasury Securities	151,430,405	46,225,558	—	197,655,963

Total Fixed Income Securities	151,430,405	1,134,060,958	—	1,285,491,363

Money Market Investments	32,780,106	—	—	32,780,106
Short-Term Investments*	448,785,694	3,533,304	—	452,318,998

Total Investments	$632,996,205	$1,137,594,262	$—	$1,770,590,467

Asset Derivatives
Futures Contracts
Interest Rate Risk	533,993	—	—	533,993

Total	$633,530,198	$1,137,594,262	$—	$1,771,124,460

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(7,225)	$—	$—	$(7,225)

Total	$(7,225)	$—	$—	$(7,225)

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—97.0% of Net Assets
Angola—1.3%
Angolan Government International Bond
8.25%(1)	05/09/28	$49,804,000	$42,447,800
9.13%(1)	11/26/49	26,255,000	21,586,533
9.38%(1)	05/08/48	28,740,000	23,678,886

Total Angola (Cost: $104,284,213)			87,713,219

Argentina—1.6%
Argentine Republic Government International Bond
5.88%(2)	01/11/28	108,231,000	45,862,886
6.88%(2)	01/26/27	109,979,000	46,775,443
7.50%	04/22/26	33,075,000	14,377,372

Total Argentina (Cost: $144,069,944)			107,015,701

Armenia—0.1% (Cost: $8,525,000)
Ardshinbank CJSC 6.50%(1)	01/28/25	8,525,000	8,013,500

Bahrain—2.8%
Bahrain Government International Bond
5.63%(1)	09/30/31	66,528,000	67,551,400
6.00%(3)	09/19/44	28,585,000	28,285,751
6.75%(3)	09/20/29	41,490,000	46,051,245
7.50%(3)	09/20/47	32,365,000	36,235,854
CBB International Sukuk Programme Co. SPC 6.25%(1)	11/14/24	9,540,000	10,339,452

Total Bahrain (Cost: $181,283,130)			188,463,702

Brazil—6.7%
Andrade Gutierrez International S.A. 9.50%(1)	12/30/24	28,101,000	19,530,476
Banco BTG Pactual S.A. 7.75% (5 year U.S. Treasury Constant Maturity Rate + 5.257%)(1),(4)	02/15/29	4,965,000	5,188,425
Banco do Brasil S.A. 6.25% (10 year U.S. Treasury Constant Maturity Rate + 4.398%)(3),(4),(5)	10/29/49	52,267,000	49,068,260
Brazilian Government International Bond 3.88%	06/12/30	36,300,000	37,116,750
CSN Islands XI Corp. 6.75%(1)	01/28/28	15,508,000	14,480,595
CSN Islands XII Corp. 7.00%(3),(5)	09/29/49	20,188,000	16,548,104
Globo Comunicacao e Participacoes S.A. 4.88%(1)	01/22/30	47,125,000	46,778,926
Klabin Austria GmbH 7.00%(1)	04/03/49	40,200,000	44,171,760
MV24 Capital B.V. 6.75%(1)	06/01/34	26,611,571	26,808,496
Petrobras Global Finance B.V.
5.60%	01/03/31	64,900,000	68,060,630
6.85%	06/05/15	76,688,000	81,281,611
Usiminas International S.A.R.L. 5.88%(1)	07/18/26	10,503,000	10,465,609
Vale Overseas, Ltd. 3.75%	07/08/30	19,452,000	20,954,083

Total Brazil (Cost: $447,633,601)			440,453,725

Chile—3.5%
AES Gener S.A. 7.13% (USD 5 Year Swap rate + 4.644%)(1),(4)	03/26/79	28,054,000	28,764,117
Chile Government International Bond
2.45%	01/31/31	45,080,000	48,506,080
2.55%	01/27/32	62,895,000	67,936,427
3.50%	01/25/50	38,175,000	46,776,305
Empresa de Transporte de Pasajeros Metro S.A.
3.65%(1)	05/07/30	12,940,000	14,355,312
4.70%(1)	05/07/50	17,917,000	22,396,250

Total Chile (Cost: $211,944,922)			228,734,491

China—4.2%
China Aoyuan Group Ltd. 7.95%(3)	02/19/23	6,200,000	6,533,250
China Evergrande Group
8.25%(3)	03/23/22	50,656,000	48,195,013
9.50%(3)	04/11/22	11,589,000	11,208,881
Easy Tactic Ltd.
5.75%(3)	01/13/22	4,700,000	4,418,000
8.13%(3)	02/27/23	18,770,000	17,409,175
Fantasia Holdings Group Co. Ltd.
7.38%(3)	10/04/21	8,830,000	8,852,111
10.88%(3)	01/09/23	5,500,000	5,761,250
12.25%(3)	10/18/22	900,000	968,718
Kaisa Group Holdings, Ltd.
8.50%(3)	06/30/22	46,660,000	46,980,787
11.95%(3)	11/12/23	6,620,000	6,924,106
New Metro Global Ltd. 6.80%(3)	08/05/23	8,417,000	8,660,251
Ronshine China Holdings, Ltd. 8.75%(3)	10/25/22	17,571,000	18,453,938
Sunac China Holdings, Ltd. 7.88%(3)	02/15/22	17,800,000	18,334,000
Tencent Holdings, Ltd.
2.39%(1)	06/03/30	27,195,000	28,492,202
3.24%(1)	06/03/50	29,396,000	32,885,776
Yuzhou Properties Co. Ltd. 6.00%(3)	10/25/23	15,850,000	15,718,742

Total China (Cost: $267,054,834)			279,796,200

Colombia—3.3%
Bancolombia S.A. 4.63% (5 year U.S. Treasury Constant Maturity Rate + 2.944%)(4)	12/18/29	35,212,000	33,592,248
Colombia Government International Bond 3.00%	01/30/30	22,525,000	23,250,023
Ecopetrol S.A.
5.88%	05/28/45	45,168,000	51,753,494
6.88%	04/29/30	28,803,000	34,750,820
Empresas Publicas de Medellin ESP 4.38%(1)	02/15/31	25,185,000	25,814,625
Geopark, Ltd. 5.50%(1)	01/17/27	12,250,000	10,750,600
Grupo Aval, Ltd. 4.38%(1)	02/04/30	24,875,000	23,904,875
Millicom International Cellular S.A. 6.25%(1)	03/25/29	10,642,000	11,727,484

Total Colombia (Cost: $202,458,465)			215,544,169

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Costa Rica—0.6%
Costa Rica Government International Bond
6.13%(1)	02/19/31	$26,495,000	$24,230,505
7.00%(3)	04/04/44	15,549,000	13,933,362

Total Costa Rica (Cost: $41,703,797)			38,163,867

Dominican Republic—3.6%
Dominican Republic International Bond
4.50%(1)	01/30/30	49,750,000	48,431,625
5.88%(1)	01/30/60	44,428,000	42,609,229
5.95%(1)	01/25/27	50,896,000	54,087,179
6.40%(1)	06/05/49	91,068,000	92,434,020

Total Dominican Republic (Cost: $229,693,190)			237,562,053

Ecuador—1.0%
Ecuador Government International Bond
7.88%(1),(2)	03/27/25	32,475,000	16,927,594
7.88%(1),(2)	01/23/28	33,282,000	16,973,820
8.88%(2),(3)	10/23/27	39,528,000	20,400,401
9.50%(1),(2)	03/27/30	28,900,000	15,172,500

Total Ecuador (Cost: $125,035,789)			69,474,315

Egypt—3.6%
Egypt Government International Bond
5.75%(1)	05/29/24	31,433,000	31,752,359
7.05%(1)	01/15/32	70,399,000	66,978,049
7.63%(1)	05/29/32	37,055,000	36,389,168
8.50%(3)	01/31/47	55,039,000	54,617,608
8.70%(1)	03/01/49	46,547,000	46,245,468

Total Egypt (Cost: $242,499,590)			235,982,652

El Salvador—0.7%
El Salvador Government International Bond
5.88%(3)	01/30/25	33,859,000	30,743,972
7.12%(1)	01/20/50	20,024,000	16,695,010

Total El Salvador (Cost: $50,460,749)			47,438,982

Ghana—2.3%
Ghana Government International Bond
7.88%(1)	02/11/35	32,800,000	29,205,120
8.13%(3)	01/18/26	16,500,000	16,663,350
8.13%(1)	03/26/32	60,970,000	57,217,297
8.95%(1)	03/26/51	57,755,000	52,424,791

Total Ghana (Cost: $167,646,664)			155,510,558

Guatemala—0.5%
Guatemala Government Bond
5.38%(1)	04/24/32	12,040,000	13,728,008
6.13%(1)	06/01/50	13,760,000	16,828,480

Total Guatemala (Cost: $25,798,899)			30,556,488

India—1.6%
Adani Ports & Special Economic Zone, Ltd.
4.20%(1)	08/04/27	24,020,000	24,154,260
4.38%(1)	07/03/29	17,685,000	17,897,220
Delhi International Airport, Ltd. 6.45%(1)	06/04/29	23,255,000	22,959,661
Network i2i, Ltd. 5.65% (5 year U.S. Treasury Constant Maturity Rate + 4.274%)(3),(4),(5)	12/31/99	23,435,000	23,229,944
Shriram Transport Finance Co., Ltd. 5.10%(1)	07/16/23	20,165,000	18,932,552

Total India (Cost: $110,259,250)			107,173,637

Indonesia—6.6%
Freeport-McMoRan, Inc.
4.63%	08/01/30	17,310,000	18,532,086
5.40%	11/14/34	17,150,000	19,208,000
Indonesia Asahan Aluminium Persero PT
4.75%(1)	05/15/25	13,190,000	14,574,950
5.45%(1)	05/15/30	16,550,000	19,633,265
5.80%(1)	05/15/50	9,300,000	11,532,000
6.53%(1)	11/15/28	29,163,000	36,307,935
6.76%(1)	11/15/48	48,162,000	63,995,257
Indonesia Government International Bond
3.85%	10/15/30	30,800,000	35,497,000
4.20%	10/15/50	28,125,000	33,732,422
Minejesa Capital B.V. 5.63%(1)	08/10/37	42,325,000	45,435,888
Pertamina Persero PT
4.15%(1)	02/25/60	35,950,000	38,326,070
5.63%(3)	05/20/43	7,995,000	10,107,315
Perusahaan Penerbit SBSN Indonesia III
3.80%(1)	06/23/50	38,633,000	42,109,970
4.15%(3)	03/29/27	43,105,000	48,385,363

Total Indonesia (Cost: $376,066,460)			437,377,521

Iraq—1.0% (Cost: $63,183,049)
Iraq International Bond 5.80%(3)	01/15/28	71,829,063	66,946,410

Israel—2.6%
Israel Government International Bond 4.50%	04/03/20	64,190,000	93,678,886
State of Israel 3.38%	01/15/50	65,451,000	75,514,091

Total Israel (Cost: $141,522,604)			169,192,977

Ivory Coast—0.9% (Cost: $59,630,233)
Ivory Coast Government International Bond 6.88%(1)	10/17/40	EUR 52,270,000	57,753,039

Jamaica—0.3%
Jamaica Government International Bond
7.88%	07/28/45	$7,700,000	10,077,375
8.00%	03/15/39	7,702,000	10,170,491

Total Jamaica (Cost: $16,236,153)			20,247,866

Kazakhstan—2.0%
KazMunayGas National Co. JSC
5.38%(1)	04/24/30	72,601,000	86,184,647
5.75%(3)	04/19/47	34,800,000	43,565,250

Total Kazakhstan (Cost: $114,616,570)			129,749,897

Kenya—1.2%
Kenya Government International Bond
8.00%(1)	05/22/32	45,802,000	45,357,721
8.25%(3)	02/28/48	33,520,000	32,917,377

Total Kenya (Cost: $81,813,927)			78,275,098

Kuwait—0.5%
MEGlobal Canada ULC
5.00%(1)	05/18/25	13,425,000	14,735,226
5.88%(1)	05/18/30	16,800,000	19,976,880

Total Kuwait (Cost: $30,307,725)			34,712,106

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Lebanon—0.3% (Cost: $38,908,367)
Lebanon Government International Bond 8.25%(2)	05/17/34	$139,956,000	$23,442,630

Malaysia—0.6%
Petronas Capital, Ltd.
3.50%(1)	04/21/30	21,525,000	24,669,802
4.55%(1)	04/21/50	10,415,000	14,444,564

Total Malaysia (Cost: $31,667,924)			39,114,366

Mexico—6.6%
Alpek SAB de CV 4.25%(1)	09/18/29	13,350,000	13,711,251
Banco Mercantil del Norte S.A. 6.88% (5 year U.S. Treasury Constant Maturity Rate + 5.035%)(1),(4),(5)	12/31/99	14,020,000	13,581,875
Banco Mercantil del Norte S.A. 7.50% (10 year U.S. Treasury Constant Maturity Rate + 5.470%)(1),(4),(5)	12/31/99	21,424,000	20,410,645
Banco Santander Mexico S.A. 5.38%(1)	04/17/25	19,235,000	21,372,009
Cemex SAB de CV 7.38%(1)	06/05/27	20,075,000	21,414,002
Industrias Penoles SAB de CV
4.75%(1)	08/06/50	9,835,000	10,179,225
5.65%(1)	09/12/49	33,066,000	38,669,199
Petroleos Mexicanos
5.13%(3)	03/15/23	EUR 16,435,000	19,428,313
5.35%	02/12/28	$68,765,000	60,513,200
5.95%(1)	01/28/31	86,313,000	74,341,818
6.38%	01/23/45	58,810,000	46,748,069
6.49%(1)	01/23/27	19,520,000	18,661,120
6.50%	03/13/27	18,475,000	17,698,473
6.50%	01/23/29	10,470,000	9,673,234
6.63%	06/15/35	20,806,000	17,764,163
6.88%	08/04/26	10,772,000	10,708,445
7.69%(3)	01/23/50	21,918,000	19,272,497

Total Mexico (Cost: $431,812,717)			434,147,538

Mongolia—0.2% (Cost: $10,784,844)
Development Bank of Mongolia LLC 7.25%(1)	10/23/23	11,025,000	11,220,143

Netherlands—0.3% (Cost: $17,672,894)
Prosus NV 4.03%(1)	08/03/50	17,335,000	18,129,373

Nigeria—2.5%
IHS Netherlands Holdco BV
7.13%(1)	03/18/25	11,975,000	12,244,438
8.00%(3)	09/18/27	14,700,000	15,067,500
Nigeria Government International Bond
7.14%(1)	02/23/30	17,805,000	17,149,598
7.63%(3)	11/28/47	40,470,000	37,171,533
7.70%(1)	02/23/38	66,740,000	62,506,181
7.88%(3)	02/16/32	24,925,000	24,146,094

Total Nigeria (Cost: $172,806,474)			168,285,344

Panama—3.2%
Aeropuerto Internacional de Tocumen S. A. 6.00%(1)	11/18/48	11,862,330	13,220,566
C&W Senior Financing DAC 6.88%(1)	09/15/27	18,149,000	19,426,236
Global Bank Corp. 5.25% (3 mo. USD LIBOR + 3.300%)(1),(4)	04/16/29	36,645,000	37,778,705
Panama Government International Bond
3.16%	01/23/30	73,988,000	83,005,287
3.87%	07/23/60	21,825,000	27,313,988
4.50%	04/01/56	23,355,000	31,646,025

Total Panama (Cost: $187,158,321)			212,390,807

Paraguay—0.8%
Paraguay Government International Bond
5.40%(1)	03/30/50	18,830,000	24,149,475
5.60%(3)	03/13/48	21,842,000	28,285,390

Total Paraguay (Cost: $39,586,169)			52,434,865

Peru—1.5%
Banco de Credito del Peru 3.13% (U.S. 5 year Treasury Constant Maturity Rate + 3.000%)(1),(4)	07/01/30	12,060,000	11,975,580
Nexa Resources S.A.
5.38%(3)	05/04/27	14,488,000	15,072,011
6.50%(1)	01/18/28	17,025,000	18,456,803
Peruvian Government International Bond 2.78%	01/23/31	46,195,000	51,622,912

Total Peru (Cost: $90,678,266)			97,127,306

Qatar—3.7%
Qatar Government International Bond
3.75%(1)	04/16/30	124,135,000	146,404,819
4.40%(1)	04/16/50	71,260,000	96,977,734

Total Qatar (Cost: $212,429,504)			243,382,553

Romania—2.3%
Romanian Government International Bond
3.00%(1)	02/14/31	32,902,000	33,642,295
4.00%(1)	02/14/51	74,250,000	78,222,375
4.63%(3)	04/03/49	EUR 26,590,000	37,799,989

Total Romania (Cost: $139,179,837)			149,664,659

Russia—0.3%
Credit Bank of Moscow Via CBOM Finance PLC 4.70%(1)	01/29/25	$3,557,000	3,510,048
Sovcombank Via SovCom Capital DAC 7.75% (5 year U.S. Treasury Constant Maturity Rate + 6.38%)(1),(4),(5)	12/31/99	15,400,000	14,225,657

Total Russia (Cost: $19,093,350)			17,735,705

Saudi Arabia—4.5%
Saudi Government International Bond
2.50%(3)	02/03/27	29,025,000	30,572,033
2.75%(1)	02/03/32	78,760,000	84,273,200
3.25%(1)	10/22/30	20,337,000	22,533,396
3.75%(1)	01/21/55	135,562,000	156,891,833

Total Saudi Arabia (Cost: $265,496,879)			294,270,462

South Africa—2.6%
Eskom Holdings SOC, Ltd.
6.75%(3)	08/06/23	44,396,000	42,748,909
7.13%(3)	02/11/25	56,615,000	54,215,373

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
South Africa (Continued)
SASOL Financing USA LLC 6.50%	09/27/28		$11,590,000	$10,517,925
South Africa Government Bond 5.75%	09/30/49		76,142,000	67,980,529

Total South Africa (Cost: $178,213,511)				175,462,736

Sri Lanka—1.5%
Sri Lanka Government Bond
5.75%(1)	04/18/23		43,525,000	35,561,285
6.75%(3)	04/18/28		37,373,000	27,842,885
6.85%(1)	03/14/24		11,272,000	9,063,393
7.55%(1)	03/28/30		32,620,000	24,236,660

Total Sri Lanka (Cost: $116,797,505)				96,704,223

Tanzania—0.2% (Cost: $11,684,083)
HTA Group Ltd. 7.00%(1)	12/18/25		11,750,000	12,220,000

Turkey—3.7%
Turkey Government International Bond
4.88%	10/09/26		88,320,000	79,032,600
4.88%	04/16/43		36,511,000	27,710,388
5.13%	02/17/28		37,600,000	33,370,000
5.25%	03/13/30		90,252,000	77,905,797
5.75%	05/11/47		33,585,000	26,718,715

Total Turkey (Cost: $251,425,101)				244,737,500

Ukraine—3.8%
Metinvest B.V. 7.75%(1)	10/17/29		40,205,000	37,442,917
Ukraine Government International Bond
0.00%(3),(6),(7)	05/31/40		72,855,000	64,135,167
4.38%(3)	01/27/30	EUR	17,735,000	17,679,509
7.38%(3)	09/25/32		$29,140,000	28,717,761
7.75%(3)	09/01/22		29,205,000	30,507,543
7.75%(3)	09/01/26		31,555,000	32,457,473
7.75%(3)	09/01/27		39,841,000	41,107,944

Total Ukraine (Cost: $243,335,578)				252,048,314

United Arab Emirates—3.6%
Abu Dhabi Government International Bond
2.50%(1)	09/30/29		42,250,000	45,788,438
3.13%(1)	04/16/30		16,665,000	18,851,948
3.13%(1)	09/30/49		114,955,000	129,082,969
DP World Crescent Ltd. 3.75%(3)	01/30/30		16,765,000	17,519,425
DP World PLC 4.70%(1)	09/30/49		23,783,000	26,317,911

Total United Arab Emirates (Cost: $212,758,245)				237,560,691

Uruguay—1.6%
Uruguay Government International Bond
4.38%	01/23/31		14,180,000	17,434,753
4.98%	04/20/55		61,295,000	85,488,137

Total Uruguay (Cost: $74,323,706)				102,922,890

Venezuela—0.2%
Venezuela Government International Bond
8.25%(2),(8)	10/13/24		60,057,200	4,204,004
9.25%(2),(8)	09/15/27		60,955,000	4,266,850
9.25%(2),(8)	05/07/28		49,048,000	3,310,740

Total Venezuela (Cost: $55,533,009)				11,781,594

Vietnam—0.5% (Cost: $32,271,875)
Mong Duong Finance Holdings B.V. 5.13%(1)	05/07/29		32,430,000	32,774,774

Total Fixed Income Securities (Cost: $6,277,346,917)				6,399,410,646

Money Market Investments (3.6% )
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(9)			235,663,376	235,663,376

Total Money Market Investments (Cost: $235,663,376)				235,663,376

Total Investments (100.6%) (Cost: $6,513,010,293)				6,635,074,022
Liabilities In Excess Of Other Assets (-0.6%)				(36,689,660)

Total Net Assets (100.0%)				$6,598,384,362

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Notes to the Schedule of Investments:
EUR	Euro Currency.
USD	U.S. Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $3,324,064,122 or 50.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2020, the value of these securities amounted to $1,339,865,137 or 20.3% of net assets.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2020.
(5)	Perpetual Maturity.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Security is not accruing interest.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Rate disclosed is the 7-day net yield as of July 31, 2020.

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Banks	3.8%
Building Materials	0.3
Chemicals	0.9
Commercial Services	1.3
Diversified Financial Services	0.4
Electric	3.5
Engineering & Construction	1.2
Foreign Government Bonds	60.7
Internet	1.2
Iron & Steel	1.5
Media	0.7
Metal Fabricate & Hardware	0.2
Mining	4.0
Oil & Gas	11.5
Packaging & Containers	0.7
Real Estate	3.3
Telecommunications	0.8
Transportation	1.0
Money Market Investments	3.6

Total	100.6%

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$248,653,545	$—	$248,653,545
Building Materials	—	21,414,002	—	21,414,002
Chemicals	—	58,941,282	—	58,941,282
Commercial Services	—	85,888,816	—	85,888,816
Diversified Financial Services	—	24,120,977	—	24,120,977
Electric	—	229,753,686	—	229,753,686
Engineering & Construction	—	83,022,641	—	83,022,641
Foreign Government Bonds	—	3,992,037,948	11,781,594	4,003,819,542
Internet	—	79,507,351	—	79,507,351
Iron & Steel	—	99,891,308	—	99,891,308
Media	—	46,778,926	—	46,778,926
Metal Fabricate & Hardware	—	12,220,000	—	12,220,000
Mining	—	266,160,731	—	266,160,731
Oil & Gas	—	758,704,135	—	758,704,135
Packaging & Containers	—	44,171,760	—	44,171,760
Real Estate	—	218,418,222	—	218,418,222
Telecommunications	—	54,383,664	—	54,383,664
Transportation	—	63,560,058	—	63,560,058

Total Fixed Income Securities	—	6,387,629,052	11,781,594	6,399,410,646

Money Market Investments	235,663,376	—	—	235,663,376

Total Investments	$235,663,376	$6,387,629,052	$11,781,594	$6,635,074,022

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—90.5% of Net Assets
Brazil—10.9%
Brazil Notas do Tesouro Nacional, Series B 6.00%	05/15/35	BRL	2,780,000	$2,343,188
Brazil Notas do Tesouro Nacional, Series F
10.00%	01/01/23	BRL	25,599,000	5,606,689
10.00%	01/01/25	BRL	38,630,000	8,822,722
10.00%	01/01/27	BRL	16,477,000	3,831,684
10.00%	01/01/29	BRL	14,677,000	3,477,415

Total Brazil (Cost: $26,129,710)				24,081,698

Chile—2.6%
Bonos de la Tesoreria de la Republica en pesos
4.70%(1)	09/01/30	CLP	900,000,000	1,434,384
5.00%	03/01/35	CLP	945,000,000	1,561,580
6.00%	01/01/43	CLP	1,395,000,000	2,748,602

Total Chile (Cost: $5,211,352)				5,744,566

China—5.8%
Agricultural Development Bank of China 3.75%	01/25/29	CNY	56,370,000	8,112,854
China Development Bank
3.23%	01/10/25	CNY	14,870,000	2,126,785
3.48%	01/08/29	CNY	17,910,000	2,531,701

Total China (Cost: $12,923,668)				12,771,340

Colombia—5.4%
Colombian TES (Treasury) Bond, Series B
6.00%	04/28/28	COP	15,992,800,000	4,487,699
7.50%	08/26/26	COP	12,584,000,000	3,907,165
7.75%	09/18/30	COP	6,652,000,000	2,026,463
Empresas Publicas de Medellin ESP 8.38%(2)	11/08/27	COP	5,000,000,000	1,406,685

Total Colombia (Cost: $11,819,293)				11,828,012

Czech Republic—2.5%
Czech Republic Government Bond
0.95%(1)	05/15/30	CZK	31,480,000	1,427,814
2.00%	10/13/33	CZK	66,080,000	3,356,463
2.50%(1)	08/25/28	CZK	13,570,000	690,560

Total Czech Republic (Cost: $5,051,168)				5,474,837

Hungary—3.1%
Hungary Government Bond
2.50%	10/24/24	HUF	716,180,000	2,598,821
2.75%	12/22/26	HUF	710,410,000	2,631,307
3.00%	08/21/30	HUF	420,520,000	1,564,318

Total Hungary (Cost: $5,876,636)				6,794,446

Indonesia—9.8%
Indonesia Treasury Bond
5.63%	05/15/23	IDR	11,930,000,000	825,948
6.63%	05/15/33	IDR	10,030,000,000	652,019
7.00%	05/15/22	IDR	9,657,000,000	686,904
7.50%	08/15/32	IDR	40,865,000,000	2,860,550
8.13%	05/15/24	IDR	17,513,000,000	1,292,483
8.25%	05/15/29	IDR	1,872,000,000	140,131
8.38%	03/15/24	IDR	39,853,000,000	2,957,584
8.38%	09/15/26	IDR	74,674,000,000	5,637,887
8.38%	03/15/34	IDR	50,485,000,000	3,762,515

9.00%	03/15/29	IDR	35,576,000,000	2,757,384

Total Indonesia (Cost: $20,605,425)				21,573,405

Malaysia—5.8%
Malaysia Government Bond
3.48%	06/14/24	MYR	8,050,000	2,000,159
3.48%	03/15/23	MYR	9,050,000	2,218,146
3.50%	05/31/27	MYR	11,700,000	2,977,981
3.84%	04/15/33	MYR	2,503,000	642,870
3.89%	08/15/29	MYR	8,350,000	2,183,013
4.23%	06/30/31	MYR	5,174,000	1,393,563
4.50%	04/15/30	MYR	1,804,000	494,110
4.89%	06/08/38	MYR	3,338,000	952,944

Total Malaysia (Cost: $12,390,144)				12,862,786

Mexico—10.9%
Mexican Bonos
6.75%	03/09/23	MXN	13,150,000	623,547
8.00%	09/05/24	MXN	41,060,000	2,067,062
Mexico Government Bond (BONOS)
5.75%	03/05/26	MXN	49,690,000	2,302,685
7.75%	05/29/31	MXN	95,775,600	4,946,737
7.75%	11/13/42	MXN	59,600,000	2,997,457
8.50%	05/31/29	MXN	129,162,000	6,954,563
10.00%	12/05/24	MXN	78,740,000	4,255,267

Total Mexico (Cost: $24,487,123)				24,147,318

Peru—3.4%
Peruvian Government Bond 5.40%(1)	08/12/34	PEN	730,000	226,017
Peruvian Government International Bond
6.15%(1)	08/12/32	PEN	9,131,000	3,071,888
6.90%(1)	08/12/37	PEN	9,766,000	3,446,433
6.95%(1)	08/12/31	PEN	2,009,000	719,115

Total Peru (Cost: $7,219,073)				7,463,453

Poland—3.8%
Poland Government Bond
2.50%	07/25/27	PLN	12,404,000	3,662,083
2.75%	10/25/29	PLN	15,537,000	4,736,481

Total Poland (Cost: $7,319,301)				8,398,564

Romania—3.2%
Romania Government Bond
3.25%	04/29/24	RON	6,910,000	1,674,921
3.65%	09/24/31	RON	5,130,000	1,193,490
4.25%	06/28/23	RON	2,255,000	563,923
5.00%	02/12/29	RON	7,670,000	2,016,873
5.85%	04/26/23	RON	6,340,000	1,648,488

Total Romania (Cost: $6,675,319)				7,097,695

Russia—8.0%
Russian Federal Bond—OFZ
6.50%	02/28/24	RUB	34,424,000	489,972
6.90%	05/23/29	RUB	164,500,000	2,393,493
7.00%	08/16/23	RUB	233,000,000	3,350,516
7.10%	10/16/24	RUB	255,900,000	3,738,545
7.25%	05/10/34	RUB	62,900,000	940,129
7.65%	04/10/30	RUB	71,700,000	1,092,999
7.95%	10/07/26	RUB	165,415,000	2,543,217
8.15%	02/03/27	RUB	66,000,000	1,026,741
8.50%	09/17/31	RUB	123,500,000	2,010,914

Total Russia (Cost: $18,524,510)				17,586,526

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
South Africa—9.0%
South Africa Government Bond
6.25%	03/31/36	ZAR	87,500,000	$3,414,857
7.00%	02/28/31	ZAR	32,300,000	1,561,840
8.00%	01/31/30	ZAR	130,500,000	7,083,972
8.25%	03/31/32	ZAR	43,700,000	2,234,285
8.50%	01/31/37	ZAR	19,195,858	906,584
8.75%	01/31/44	ZAR	13,600,000	622,409
8.75%	02/28/48	ZAR	4,004,142	182,351
9.00%	01/31/40	ZAR	79,000,000	3,785,825

Total South Africa (Cost: $22,258,552)				19,792,123

Thailand—5.2%
Thailand Government Bond
3.30%	06/17/38	THB	258,774,000	10,210,844
3.40%	06/17/36	THB	29,739,000	1,188,183

Total Thailand (Cost: $10,887,735)				11,399,027

Turkey—0.2% (Cost: $664,855)
Turkey Government Bond 9.50%	01/12/22	TRY	4,004,501	560,842

Ukraine—0.9%
Ukraine Government International Bond
14.50%(2)	08/19/20	UAH	15,000,000	546,743
16.00%(2)	05/24/23	UAH	14,334,000	564,230
17.25%(2)	09/30/20	UAH	22,493,000	820,923

Total Ukraine (Cost: $2,194,558)				1,931,896

Total Fixed Income Securities (Cost: $200,238,422)				199,508,534

		Shares
MONEY MARKET INVESTMENTS—3.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(3)			7,232,527	7,232,527

Total Money Market Investments (Cost: $7,232,527)				7,232,527

		Principal Amount
SHORT TERM INVESTMENTS—2.9%
Foreign Government Bonds—2.9%

Egypt—2.5%
Egypt Treasury Bills
0.00%(4)	10/06/20	EGP	35,125,000	2,150,389
0.00%(4)	10/13/20	EGP	13,925,000	852,035
0.00%(4)	10/20/20	EGP	29,500,000	1,796,064
0.00%(4)	12/29/20	EGP	13,475,000	799,725

Total Egypt (Cost: $5,585,054)				5,598,213

Uruguay—0.4%
Uruguay Monetary Regulation Bill
0.00%(4)	01/22/21	UYU	23,460,000	532,182
0.00%(4)	05/07/21	UYU	19,282,000	426,895

Total Uruguay (Cost: $959,077)				959,077

Total Foreign Government Bonds (Cost: $6,544,131)				6,557,290

Total Short Term Investments (Cost: $6,544,131)				6,557,290

Total Investments (96.7%) (Cost: $214,015,080)				213,298,351
Excess Of Other Assets Over Liabilities (3.3%)				7,185,239

Total Net Assets (100.0%)				$220,483,590

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

FORWARD CURRENCY CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(5)
Bank of America, N.A	CNH	7,757,750	09/01/20	$1,085,000	$1,109,883	$24,883
Bank of America, N.A	CZK	64,237,824	09/09/20	2,688,000	2,892,216	204,216
Bank of America, N.A	ZAR	18,371,194	08/11/20	1,108,000	1,078,024	(29,976)
Barclays Capital	COP	4,161,213,000	09/18/20	1,132,164	1,112,174	(19,990)
Barclays Capital	COP	5,528,100,000	10/27/20	1,500,000	1,473,578	(26,422)
Barclays Capital	MYR	4,803,895	09/15/20	1,129,000	1,131,045	2,045
Barclays Capital	RON	5,225,000	08/11/20	1,158,382	1,278,334	119,952
Barclays Capital	RUB	153,746,500	10/16/20	2,150,000	2,055,453	(94,547)
Barclays Capital	THB	198,010,600	10/08/20	6,378,180	6,349,007	(29,173)
Barclays Capital	TRY	8,649,570	08/13/20	1,256,000	1,226,549	(29,451)
BNP Paribas S.A	CLP	483,979,357	10/01/20	593,549	639,794	46,245
BNP Paribas S.A	CZK	141,928,383	09/09/20	6,053,920	6,390,122	336,202
BNP Paribas S.A	HUF	226,542,400	09/29/20	759,899	777,445	17,546
BNP Paribas S.A	HUF	422,396,364	10/27/20	1,417,000	1,449,376	32,376
BNP Paribas S.A	ZAR	33,541,200	08/11/20	1,974,136	1,968,201	(5,935)
Citibank N.A	PLN	4,224,895	10/01/20	1,070,000	1,132,636	62,636
Goldman Sachs & Co.	MYR	5,235,152	09/15/20	1,236,999	1,232,581	(4,418)
JP Morgan Chase Bank	CLP	266,384,514	10/01/20	326,451	352,145	25,694
JP Morgan Chase Bank	CZK	22,113,500	09/09/20	940,000	995,629	55,629
JP Morgan Chase Bank	PHP	91,930,500	10/28/20	1,860,000	1,862,370	2,370
JP Morgan Chase Bank	PLN	46,684,340	10/01/20	11,800,000	12,515,424	715,424
JP Morgan Chase Bank	TRY	7,191,132	08/13/20	990,200	1,019,736	29,536
JP Morgan Chase Bank	TRY	4,001,800	10/30/20	550,000	543,882	(6,118)
Standard Chartered Bank	CNH	7,855,400	09/01/20	1,118,366	1,123,854	5,488

				$50,275,246	$51,709,458	$1,434,212

SELL(6)
Bank of America, N.A	ZAR	20,071,479	08/11/20	$1,150,901	$1,177,796	$(26,895)
Barclays Capital	BRL	13,570,700	10/06/20	2,600,000	2,600,867	(867)
Barclays Capital	HUF	226,542,400	09/29/20	716,000	777,445	(61,445)
BNP Paribas S.A	COP	5,528,100,000	10/27/20	1,464,980	1,473,578	(8,598)
Citibank N.A	BRL	2,783,550	10/06/20	525,000	533,476	(8,476)
Citibank N.A	ZAR	66,900,000	08/11/20	3,528,853	3,925,699	(396,846)
JP Morgan Chase Bank	COP	4,161,213,000	09/18/20	1,107,000	1,112,174	(5,174)
JP Morgan Chase Bank	RUB	153,746,500	10/16/20	2,071,112	2,055,452	15,660
Standard Chartered Bank	CNH	15,613,150	09/01/20	2,170,000	2,233,737	(63,737)

				$15,333,846	$15,890,224	$(556,378)

Notes to the Schedule of Investments:
BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
PEN	Peruvian Nuevo Sol.
PHP	Philippines Peso.
PLN	Polish Zloty.
RON	New Romanian Leu.
RUB	Russian Ruble.
THB	Thai Baht.
TRY	Turkish New Lira.
UAH	Ukraine Hryvnia.
UYU	Uruguayan Peso.
ZAR	South African Rand.

(1)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2020, the value of these securities amounted to $11,016,211 or 5.0% of net assets.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $3,338,581 or 1.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Rate disclosed is the 7-day net yield as of July 31, 2020.
(4)	Security is not accruing interest.
(5)	Fund buys foreign currency, sells U.S. Dollar.
(6)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Banks	5.8%
Electric	0.6
Foreign Government Bonds	84.0
Short Term Investments	3.0
Money Market Investments	3.3

Total	96.7%

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$12,771,340	$—	$12,771,340
Electric	—	1,406,686	—	1,406,686
Foreign Government Bonds	—	185,330,508	—	185,330,508

Total Fixed Income Securities	—	199,508,534	—	199,508,534

Money Market Investments	7,232,527	—	—	7,232,527
Short-Term Investments	—	6,557,290	—	6,557,290

Total Investments	$7,232,527	$206,065,824	$—	$213,298,351

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,695,902	—	1,695,902

Total	$7,232,527	$207,761,726	$—	$214,994,253

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(818,068)	$—	$(818,068)

Total	$—	$(818,068)	$—	$(818,068)

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—59.8%
ASSET-BACKED SECURITIES—8.9%
BlueMountain CLO, Ltd. (13-1A-A1R2) 1.50% (3 mo. USD LIBOR + 1.230%)(1),(2)	01/20/29	$6,895	$6,852
Chase Issuance Trust (12-A7-A7) 2.16%	09/15/24	10,000	10,397
Educational Services of America, Inc. (12-2-A) 0.90% (1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	4,750	4,590
Madison Park Funding, Ltd. (18-30A-A) 1.03% (3 mo. USD LIBOR + 0.750%)(1),(2)	04/15/29	10,000	9,898
Nelnet Student Loan Trust (12-5A-A) 0.77% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/27/36	3,197	3,088
SLM Student Loan Trust (05-4-A3) 0.36% (3 mo. USD LIBOR + 0.120%)(2)	01/25/27	9,077	8,972
SLM Student Loan Trust (07-2-B) 0.41% (3 mo. USD LIBOR + 0.170%)(2)	07/25/25	15,000	11,777
SLM Student Loan Trust (08-1-A4) 0.89% (3 mo. USD LIBOR + 0.650%)(2)	01/25/22	8,909	8,367
SLM Student Loan Trust (08-3-A3) 1.24% (3 mo. USD LIBOR + 1.000%)(2)	10/25/21	9,102	8,512
SLM Student Loan Trust (08-3-B) 1.44% (3 mo. USD LIBOR + 1.200%)(2)	04/26/83	10,000	8,894
SLM Student Loan Trust (13-4-A) 0.72% (1 mo. USD LIBOR + 0.550%)(2)	06/25/43	8,368	8,078
SLM Student Loan Trust (13-6-A3) 0.82% (1 mo. USD LIBOR + 0.650%)(2)	06/25/55	9,660	9,475

Total Asset-Backed Securities (Cost: $102,741)			98,900

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—3.4%
Freddie Mac Multifamily Structured Pass-Through Certificates (KC01-X1) (I/O) 0.68%(3)	12/25/22	588,055	3,012
Freddie Mac Multifamily Structured Pass-Through Certificates (K026-X1) (I/O) 0.97%(3)	11/25/22	142,145	2,672
Freddie Mac Multifamily Structured Pass-Through Certificates (K033-X1) (I/O) 0.30%(3)	07/25/23	540,369	4,420
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.65%(3)	09/25/25	500,000	14,786
Ginnie Mae (11-53-IO) (I/O) 0.00%(3)	05/16/51	303,154	763
Ginnie Mae (12-123-IO) (I/O) 0.75%(3)	12/16/51	265,461	8,712
Ginnie Mae (13-1-IO) (I/O) 0.62%(3)	02/16/54	122,612	3,267

Total Commercial Mortgage-Backed Securities—Agency (Cost: $36,913)			37,632

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—6.7%
Citigroup Commercial Mortgage Trust (13-GC11-AAB) 2.69%	04/10/46	5,255	5,346
COMM Mortgage Trust (12-CR2-ASB) 2.75%	08/15/45	1,976	1,989
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.69%(3)	10/15/45	399,672	12,793
COMM Mortgage Trust (13-LC6-XB) (I/O) 0.39%(1),(3)	01/10/46	100,000	960
GS Mortgage Securities Corp. Trust (17-GPTX-XCP) (I/O) 0.00%(1),(3)	05/10/34	150,000	—
GS Mortgage Securities Trust (11-GC5-XA) (I/O) 1.33%(1),(3)	08/10/44	1,180,105	9,524
GS Mortgage Securities Trust (13-GC13-AAB) 3.72%(3)	07/10/46	5,553	5,740
JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O) 0.75%(3)	01/15/47	130,662	2,870
JPMorgan Chase Commercial Mortgage Securities Trust (11-C4-XA) (I/O) 1.14%(1),(3)	07/15/46	181,022	953
LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O) 0.68%(1),(3),(4)	09/15/39	497,736	2,579
Morgan Stanley Capital I Trust (11-C3-A4) 4.12%	07/15/49	6,698	6,775
Morgan Stanley Capital I Trust (15-MS1-ASB) 3.46%	05/15/48	9,982	10,510
Morgan Stanley Capital I Trust (18-H3-A1) 3.18%	07/15/51	10,348	10,658
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.89%(1),(3)	11/15/45	110,102	3,658

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $71,208)			74,355

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.9% (Cost: $9,441)
Fannie Mae (05-W3-2AF) 0.39% (1 mo. USD LIBOR + 0.220%)(2)	03/25/45	9,683	9,655

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—8.6%
Centex Home Equity Loan Trust (05-A-AF5) 5.78%	01/25/35	39,510	39,202
Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1) 1.19% (1 mo. USD LIBOR + 1.020%)(2)	11/25/33	8,336	8,122
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 1.17% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	6,635	6,714
JPMorgan Mortgage Trust (05-A5-TA1) 3.27%(3)	08/25/35	934	900
JPMorgan Mortgage Trust (05-A6-7A1) 4.08%(3),(5)	08/25/35	12,911	11,707
MASTR Seasoned Securitization Trust (05-1-4A1) 4.14%(3)	10/25/32	13,012	12,800
Mid-State Trust (04-1-M1) 6.50%	08/15/37	15,703	16,181
Morgan Stanley Mortgage Loan Trust (04-6AR-1A) 1.07% (1 mo. USD LIBOR + 0.900%)(2)	07/25/34	952	953

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $89,441)			96,579

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
CORPORATE BONDS—30.8%

Agriculture—0.5%
BAT Capital Corp. 2.76%	08/15/22	$5,000	$5,201

Airlines—0.5%
Continental Airlines, Inc. Pass-Through Certificates (00-1-A1) (EETC) 8.05%	05/01/22	5	4
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	6,616	6,120

			6,124

Auto Manufacturers—2.3%
Ford Motor Credit Co. LLC
4.25%	09/20/22	10,000	10,216
5.75%	02/01/21	10,000	10,175
General Motors Financial Co., Inc. 3.55%	04/09/21	5,000	5,078

			25,469

Banks—7.0%
Bank of America NA 3.34% (3.335% to 1/25/22 then 3 mo. USD LIBOR + 0.650%)(2)	01/25/23	10,000	10,436
Citigroup, Inc. 1.21% (3 mo. USD LIBOR + 0.950%)(2)	07/24/23	22,000	22,106
Goldman Sachs Group, Inc. (The) 2.91% (3 mo. USD LIBOR + 0.990%)(2)	07/24/23	5,000	5,211
JPMorgan Chase & Co. 1.28% (3 mo. USD LIBOR + 1.000%)(2)	01/15/23	25,000	25,248
Lloyds TSB Bank PLC (United Kingdom) 6.38%	01/21/21	10,000	10,278
Wells Fargo & Co. 2.39% (SOFR + 2.100%)(2)	06/02/28	5,000	5,243

			78,522

Commercial Services—0.5%
IHS Markit, Ltd. 5.00%(1)	11/01/22	5,000	5,388

Diversified Financial Services—1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 4.63%	10/30/20	6,000	6,031
Park Aerospace Holdings, Ltd.
4.50%(1)	03/15/23	2,000	1,891
5.50%(1)	02/15/24	5,000	4,754

			12,676

Food—1.7%
Conagra Brands, Inc. 0.77% (3 mo. USD LIBOR + 0.500%)(2)	10/09/20	10,000	10,002
Kraft Heinz Foods Co.
4.38%	06/01/46	5,000	5,215
5.00%	07/15/35	3,000	3,485

			18,702

Healthcare-Services—0.5%
HCA, Inc. 5.00%	03/15/24	5,000	5,637

Insurance—6.2%
Nationwide Mutual Insurance Co. 2.60% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	70,000	69,851

Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 1.90% (3 mo. USD LIBOR + 1.650%)(2)	02/01/24	4,000	4,070

Miscellaneous Manufacturers—0.6%
General Electric Co. 0.87% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	10,000	6,683

Pharmaceuticals—2.5%
Bausch Health Cos, Inc. (Canada) 7.00%(1)	03/15/24	5,000	5,230
Bayer US Finance II LLC
3.88%(1)	12/15/23	5,000	5,474
4.38%(1)	12/15/28	5,000	5,916
CVS Health Corp.
1.03% (3 mo. USD LIBOR + 0.720%)(2)	03/09/21	8,000	8,031
4.30%	03/25/28	3,000	3,566

			28,217

Pipelines—0.7%
Plains All American Pipeline LP / PAA Finance Corp. 4.50%	12/15/26	2,000	2,156
Sunoco Logistics Partners Operations LP 4.25%	04/01/24	5,000	5,274

			7,430

REIT—3.7%
American Campus Communities Operating Partnership LP 3.75%	04/15/23	5,000	5,224
Boston Properties LP (REIT) 4.13%	05/15/21	5,000	5,066
Camden Property Trust 2.95%	12/15/22	5,000	5,233
CyrusOne LP / CyrusOne Finance Corp. (REIT) 2.90%	11/15/24	5,000	5,396
GLP Capital LP / GLP Financing II, Inc. 5.38%	11/01/23	5,000	5,314
Healthcare Trust of America Holdings LP 3.70%	04/15/23	5,000	5,263
SL Green Operating Partnership LP 3.25%	10/15/22	5,000	5,113
WEA Finance LLC 3.15%(1)	04/05/22	5,000	5,079

			41,688

Retail—0.5%
Alimentation Couche-Tard, Inc. (Canada) 2.70%(1)	07/26/22	5,000	5,161

Savings & Loans—0.5%
Nationwide Building Society (United Kingdom) 4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	5,000	5,464

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Telecommunications—1.6%
AT&T, Inc. 1.50% (3 mo. USD LIBOR + 1.180%)(2)	06/12/24	$10,000	$10,147
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%(1)	03/20/23	3,125	3,164
Vodafone Group PLC (United Kingdom) 3.75%	01/16/24	4,000	4,390

			17,701

Total Corporate Bonds (Cost: $335,784)			343,984

MUNICIPAL BOND—0.5% (Cost: $5,000)
Regents of the University of California Medical Center Pooled, Revenue Bond 3.26%	05/15/60	5,000	5,651

Total Fixed Income Securities (Cost: $650,528)			666,756

Security		Shares
Money Market Investments—26.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(6),(7)		295,282	295,282

Total Money Market Investments (Cost: $295,282)			295,282

SHORT TERM INVESTMENTS—11.6%
Issues	Maturity Date	Principal Amount
U.S. TREASURY SECURITIES—11.6%
U.S. Treasury Bill
0.10%(8)	01/14/21	$20,000	19,991
0.10%(8)	12/03/20	45,000	44,985
0.10%(8)	01/07/21	50,000	49,978
0.11%(8)	12/10/20	15,000	14,994

Total U.S. Treasury Securities (Cost: $129,919)			129,948

Total Investments (97.8%) (Cost: $1,075,729)			1,091,986

Excess Of Other Assets Over Liabilities (2.2%)			24,503

Net Assets (100.0%)			$1,116,489

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Total Return Swaps

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$1,073,825	8/18/20	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(9)	Monthly	$38,790	$—	$38,790

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
REIT	Real Estate Investment Trust.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $159,474 or 14.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2020.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Restricted security (Note 3).
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(6)	Rate disclosed is the 7-day net yield as of July 31, 2020.
(7)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(8)	Rate shown represents yield-to-maturity.
(9)	Custom Index has exposure to the following commodities as shown on the next page.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$195,007	18.16%	$15,782
Natural Gas	101,476	9.45%	3,798
Copper High Grade	81,719	7.61%	(924)
Soybeans	60,456	5.63%	(173)
WTI Crude Oil	59,384	5.53%	(312)
Silver	57,020	5.31%	11,051
Corn	56,268	5.24%	(2,702)
Brent Crude Oil	51,114	4.76%	406
Aluminum Primary	46,389	4.32%	1,314
Live Cattle	38,872	3.62%	351
Zinc High Grade	38,443	3.58%	2,368
Soybean Meal	36,832	3.43%	428
SRW Wheat	33,825	3.15%	(150)
Sugar #11	31,785	2.96%	2,378
Nickel Primary	30,926	2.88%	1,326
Coffee ‘C’ Arabica	30,604	2.85%	4,324
Soybean Oil	29,101	2.71%	206
Gasoil	17,933	1.67%	36
HRW Wheat	16,107	1.50%	(253)
RBOB Gasoline	16,107	1.50%	(229)
Cotton	15,141	1.41%	175
Heating Oil	14,819	1.38%	(21)
Lean Hogs	14,497	1.35%	(441)
United States Treasury Bill	—		52

	$1,073,825	100.00%	$38,790

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Corporate Bonds	30.8%
Money Market Investments	26.4
U.S. Treasury Securities	11.6
Asset-Backed Securities	8.9
Residential Mortgage-Backed Securities—Non-Agency	8.6
Commercial Mortgage-Backed Securities—Non-Agency	6.7
Commercial Mortgage-Backed Securities—Agency	3.4
Residential Mortgage-Backed Securities—Agency	0.9
Municipal Bonds	0.5
Other*	2.2

Total	100.0%

*	Includes cash, swaps, interest receivable and accrued expenses payable.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$98,900	$—	$98,900
Commercial Mortgage-Backed Securities—Agency	—	37,632	—	37,632
Commercial Mortgage-Backed Securities—Non-Agency	—	74,355	—	74,355
Residential Mortgage-Backed Securities—Agency	—	9,655	—	9,655
Residential Mortgage-Backed Securities—Non-Agency	—	96,579	—	96,579
Corporate Bonds*	—	343,984	—	343,984
Municipal Bonds	—	5,651	—	5,651

Total Fixed Income Securities	—	666,756	—	666,756

Money Market Investments	295,282	—	—	295,282
Short-Term Investments	129,948	—	—	129,948

Total Investments	$425,230	$666,756	$—	$1,091,986

Asset Derivatives
Swap Agreements
Commodity Risk	—	38,790	—	38,790

Total	$425,230	$705,546	$—	$1,130,776

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—97.3% of Net Assets
CORPORATE BONDS—24.9%

Agriculture—0.8%
BAT Capital Corp. 4.54%	08/15/47	$10,000	$11,467
BAT International Finance PLC (United Kingdom) 2.25%(1)	01/16/30	100,000	125,694
Reynolds American, Inc. 5.85%	08/15/45	20,000	26,383

			163,544

Airlines—0.9%
Continental Airlines, Inc. Pass-Through Trust (01-1A-1) (EETC) 6.70%	12/15/22	11,260	10,865
Delta Air Lines, Inc. Pass-Through Certificates 2.00%	12/10/29	90,000	86,116
Delta Air Lines, Inc. Pass-Through Certificates (02-1G1) (EETC) 6.72%	07/02/24	54,245	52,584
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC) 6.25%	10/22/24	10,474	8,867
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	33,080	30,599

			189,031

Auto Manufacturers—1.7%
Daimler Finance North America LLC 2.20%(2)	10/30/21	60,000	60,989
Ford Motor Credit Co. LLC
1.11% (3 mo. USD LIBOR + 0.810%)(3)	04/05/21	15,000	14,641
1.33% (3 mo. USD LIBOR + 1.080%)(3)	08/03/22	25,000	23,943
1.58% (3 mo. USD LIBOR + 1.270%)(3)	03/28/22	20,000	19,204
2.34%	11/02/20	70,000	69,926
3.20%	01/15/21	40,000	40,140
3.22%	01/09/22	20,000	19,850
3.81%	10/12/21	5,000	5,064
5.75%	02/01/21	5,000	5,087
General Motors Financial Co., Inc.
3.15%	06/30/22	20,000	20,560
3.20%	07/06/21	15,000	15,248
3.45%	04/10/22	5,000	5,148
3.55%	07/08/22	10,000	10,383
4.20%	11/06/21	30,000	31,054
4.38%	09/25/21	20,000	20,686

			361,923

Banks—2.7%
Bank of America Corp. 2.50% (3 mo. USD LIBOR + 0.990%)(3)	02/13/31	70,000	74,214
Citigroup, Inc.
2.57% (SOFR + 2.107%)(3)	06/03/31	40,000	42,582
2.67% (SOFR + 1.146%)(3)	01/29/31	40,000	42,807
Goldman Sachs Group, Inc. (The)
2.60%	02/07/30	50,000	53,844
3.69% (3 mo. USD LIBOR + 1.510%)(3)	06/05/28	10,000	11,426
3.81% (3 mo. USD LIBOR + 1.158%)(3)	04/23/29	5,000	5,762
JPMorgan Chase & Co.
2.18% (SOFR + 1.890%)(3)	06/01/28	35,000	36,796
2.74% (SOFR + 1.510%)(3)	10/15/30	45,000	49,260
Lloyds Banking Group PLC (United Kingdom)
3.87% (1 year Treasury Constant Maturity Rate + 3.500%)(3)	07/09/25	50,000	55,132
3.90%	03/12/24	10,000	11,052
Santander UK Group Holdings PLC (United Kingdom) 4.80% (3 mo. USD LIBOR +1.570%)(3)	11/15/24	40,000	44,541
Santander UK PLC (United Kingdom) 5.00%(2)	11/07/23	20,000	22,012
Wells Fargo & Co.
2.39% (SOFR + 2.100%)(3)	06/02/28	20,000	20,972
2.57% (3 mo. USD LIBOR + 1.000%)(3)	02/11/31	40,000	42,542
2.88% (3 mo. USD LIBOR + 1.170%)(3)	10/30/30	50,000	54,350
3.07% (SOFR + 2.530%)(3)	04/30/41	15,000	16,446

			583,738

Beverages—0.4%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%	02/01/46	20,000	25,626
Anheuser-Busch InBev Worldwide, Inc.
4.60%	04/15/48	20,000	24,912
4.75%	01/23/29	10,000	12,316
Bacardi, Ltd. 4.70%(2)	05/15/28	15,000	17,622

			80,476

Biotechnology—0.2%
Amgen, Inc. 4.40%	05/01/45	25,000	33,237

Commercial Services—0.5%
Duke University 2.68%	10/01/44	10,000	10,866
Emory University 2.14%	09/01/30	20,000	20,931
IHS Markit, Ltd.
4.75%(2)	02/15/25	25,000	28,413
4.75%	08/01/28	30,000	36,577

			96,787

Computers—0.0%
Dell International LLC / EMC Corp. 4.42%(2)	06/15/21	7,000	7,194

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
3.50%	05/26/22	25,000	24,809
3.88%	01/23/28	10,000	9,250
3.95%	02/01/22	25,000	25,196
4.13%	07/03/23	15,000	15,053
Air Lease Corp. 3.25%	03/01/25	20,000	20,154
Avolon Holdings Funding, Ltd.
2.88%(2)	02/15/25	30,000	25,818
5.13% (2)	10/01/23	5,000	4,764

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Diversified Financial Services (Continued)
GE Capital International Funding Co. Unlimited Co. (Ireland) 4.42%	11/15/35	$15,000	$15,311
Park Aerospace Holdings, Ltd.
4.50%(2)	03/15/23	20,000	18,905
5.25%(2)	08/15/22	15,000	14,459
5.50%(2)	02/15/24	20,000	19,017

			192,736

Electric—0.7%
AEP Texas Central Co. 3.85%(2)	10/01/25	50,000	55,860
ITC Holdings Corp. 3.65%	06/15/24	40,000	44,227
Pennsylvania Electric Co. 3.25%(2)	03/15/28	50,000	54,001

			154,088

Engineering & Construction—0.1%
PowerTeam Services LLC 9.03%(2)	12/04/25	17,000	18,021

Entertainment—0.2%
Churchill Downs, Inc.
4.75%(2)	01/15/28	10,000	10,223
5.50%(2)	04/01/27	13,000	13,624
Colt Merger Sub, Inc. 6.25%(2)	07/01/25	6,000	6,274
Live Nation Entertainment, Inc. 4.75%(2)	10/15/27	5,000	4,627

			34,748

Environmental Control—0.1%
GFL Environmental, Inc. (Canada) 5.13%(2)	12/15/26	9,000	9,579
Waste Pro USA, Inc. 5.50%(2)	02/15/26	5,000	5,090

			14,669

Food—0.8%
Kraft Heinz Foods Co.
4.38%	06/01/46	90,000	93,866
4.88%(2)	10/01/49	10,000	11,007
5.00%	07/15/35	30,000	34,854
5.00%	06/04/42	5,000	5,622
Pilgrim’s Pride Corp. 5.88%(2)	09/30/27	16,000	16,973

			162,322

Healthcare-Products—0.4%
Alcon Finance Corp. 2.75%(2)	09/23/26	50,000	54,893
Zimmer Biomet Holdings, Inc. 3.55%	03/20/30	35,000	39,163

			94,056

Healthcare-Services—0.9%
Centene Corp. 4.63%	12/15/29	19,000	21,214
Encompass Health Corp. 4.75%	02/01/30	8,000	8,466
HCA, Inc.
5.00%	03/15/24	28,000	31,567
5.25%	04/15/25	2,000	2,331
5.25%	06/15/49	24,000	31,860
Humana, Inc. 4.95%	10/01/44	10,000	13,949
Molina Healthcare, Inc. 5.38%	11/15/22	8,000	8,418
NYU Langone Hospitals 3.38%	07/01/55	10,000	10,642
Partners Healthcare System, Inc. 3.34%	07/01/60	20,000	22,611
Tenet Healthcare Corp. 4.88%(2)	01/01/26	28,000	29,324
UnitedHealth Group, Inc. 2.90%	05/15/50	15,000	17,067

			197,449

Insurance—0.6%
Aon Corp. 2.80%	05/15/30	5,000	5,503
Berkshire Hathaway Finance Corp. 4.25%	01/15/49	20,000	27,669
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(2),(3)	11/01/53	80,000	100,288

			133,460

Media—0.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%(2)	08/15/30	32,000	34,037
4.50%(2)	05/01/32	6,000	6,343
Charter Communications Operating LLC / Charter Communications Operating Capital 5.38%	05/01/47	31,000	39,272
CSC Holdings LLC 6.50%(2)	02/01/29	7,000	8,028
Sirius XM Radio, Inc. 3.88%(2)	08/01/22	15,000	15,319
Virgin Media Secured Finance PLC (United Kingdom) 5.50%(2)	05/15/29	16,000	17,465
Walt Disney Co. (The) 3.60%	01/13/51	30,000	35,394

			155,858

Miscellaneous Manufacturers—1.2%
General Electric Co.
0.87% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36	200,000	133,655
0.92% (3 mo. USD LIBOR + 0.38%)(3)	05/05/26	125,000	114,922

			248,577

Multi-National—0.3%
International Bank for Reconstruction & Development 1.75%(1)	03/13/25	650,000	75,416

Oil & Gas—2.9%
Antero Resources Corp.
5.00%	03/01/25	$20,000	12,738
5.13%	12/01/22	6,000	4,813
BP Capital Markets America, Inc. 3.63%	04/06/30	15,000	17,409
Chevron Corp. 2.24%	05/11/30	10,000	10,793
EQT Corp. 3.90%	10/01/27	25,000	23,615
Exxon Mobil Corp.
3.48%	03/19/30	10,000	11,765
4.23%	03/19/40	15,000	19,312
4.33%	03/19/50	40,000	53,928

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Oil & Gas (Continued)
Petrobras Global Finance BV (Netherlands)
5.09%(2)	01/15/30	$25,000	$25,802
5.09%(1)	01/15/30	60,000	61,926
8.75%	05/23/26	150,000	187,320
Petroleos Mexicanos
5.50%(1)	02/24/25	EUR 117,000	141,011
5.95%(2)	01/28/31	$20,000	17,226
Range Resources Corp. 4.88%	05/15/25	3,000	2,513
Shell International Finance BV (Netherlands) 2.38%	11/07/29	15,000	16,304
Transocean Pontus, Ltd. 6.13%(2)	08/01/25	13,360	12,458
Transocean Poseidon, Ltd. 6.88%(2)	02/01/27	7,000	6,423

			625,356

Oil & Gas Services—0.1%
Transocean Phoenix 2, Ltd. 7.75%(2)	10/15/24	8,450	8,133
USA Compression Partners LP / USA Compression Finance Corp. 6.88%	09/01/27	4,000	4,096

			12,229

Packaging & Containers—0.5%
Bemis Co., Inc. 3.10%	09/15/26	25,000	26,775
Graphic Packaging International LLC 4.88%	11/15/22	8,000	8,348
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) 3.78% (3 mo. USD LIBOR + 3.500%)(2),(3)	07/15/21	20,000	20,005
Sealed Air Corp. 5.50%(2)	09/15/25	14,000	15,518
Trivium Packaging Finance BV (Netherlands) 5.50%(2)	08/15/26	16,000	17,085
WRKCo, Inc. 4.65%	03/15/26	15,000	17,762

			105,493

Pharmaceuticals—2.1%
AbbVie, Inc.
4.25%(2)	11/21/49	75,000	96,112
4.50%	05/14/35	25,000	31,483
Bayer US Finance II LLC
3.88%(2)	12/15/23	30,000	32,843
4.25%(2)	12/15/25	35,000	40,194
4.38%(2)	12/15/28	25,000	29,580
4.63%(2)	06/25/38	25,000	31,504
4.88%(2)	06/25/48	5,000	6,636
Becton Dickinson and Co. 2.89%	06/06/22	30,000	31,293
Cigna Corp.
3.40%	03/15/50	35,000	40,369
4.90%	12/15/48	10,000	14,114
CVS Health Corp. 5.05%	03/25/48	75,000	103,563

			457,691

Pipelines—0.7%
Energy Transfer Operating LP
3.75%	05/15/30	5,000	4,943
5.00%	05/15/50	22,000	21,955
6.50%	02/01/42	27,000	29,729
Energy Transfer Partners LP 5.15%	03/15/45	50,000	49,003
Kinder Morgan Energy Partners LP 5.00%	08/15/42	15,000	17,831
Sabine Pass Liquefaction LLC 5.75%	05/15/24	15,000	17,255
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.88%	01/15/29	5,000	5,653

			146,369

REIT—1.1%
CyrusOne LP / CyrusOne Finance Corp.
2.90%	11/15/24	45,000	48,559
3.45%	11/15/29	45,000	49,454
GLP Capital LP / GLP Financing II, Inc.
3.35%	09/01/24	45,000	45,619
5.30%	01/15/29	15,000	16,780
5.38%	04/15/26	25,000	28,014
5.75%	06/01/28	5,000	5,665
SL Green Operating Partnership LP 1.37% (3 mo. USD LIBOR + 0.98%)(3)	08/16/21	50,000	49,495

			243,586

Retail—0.6%
Alimentation Couche-Tard, Inc. (Canada)
2.70%(2)	07/26/22	10,000	10,322
3.80%(2)	01/25/50	25,000	27,490
Rite Aid Corp. 8.00%(2)	11/15/26	4,000	4,140
Starbucks Corp. 2.25%	03/12/30	20,000	21,141
Walgreens Boots Alliance, Inc. 3.45%	06/01/26	60,000	66,261

			129,354

Savings & Loans—0.1%
Nationwide Building Society (United Kingdom) 3.77% (3 mo. USD LIBOR +1.064%)(2),(3)	03/08/24	15,000	16,031

Semiconductors—0.5%
Intel Corp. 4.75%	03/25/50	20,000	29,137
NXP BV / NXP Funding LLC 4.63%(2)	06/15/22	80,000	85,467

			114,604

Telecommunications—2.2%
AT&T, Inc.
3.30%(4)	02/01/52	30,000	31,176
3.88%	01/15/26	25,000	28,484
4.75%	05/15/46	65,000	81,113
4.80%	06/15/44	44,000	54,982
CenturyLink, Inc. 4.00%(2)	02/15/27	4,000	4,189
Intelsat Jackson Holdings S. A. (Luxembourg)
8.50%(2),(5)	10/15/24	21,000	13,965
9.75%(2),(5)	07/15/25	15,000	10,013
Level 3 Financing, Inc. 4.63%(2)	09/15/27	3,000	3,159
Qwest Corp. 7.25%	09/15/25	14,000	16,240

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
Telecommunications (Continued)
Sprint Corp. 7.88%	09/15/23		$3,000	$3,488
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%(2)	03/20/23		54,688	55,371
T-Mobile USA, Inc.
2.55%(2)	02/15/31		30,000	31,203
3.88%(2)	04/15/30		20,000	22,930
4.38%(2)	04/15/40		20,000	24,438
6.00%	04/15/24		26,000	26,646
Vodafone Group PLC (United Kingdom) 4.88%	06/19/49		48,000	62,919

				470,316

Total Corporate Bonds (Cost: $4,912,177)				5,318,359

MUNICIPAL BONDS—1.2%
Alabama Economic Settlement Authority, Revenue Bond 4.26%	09/15/32		40,000	48,280
Commonwealth of Massachusetts 3.00%	03/01/48		20,000	21,725
Metropolitan Transportation Authority, Revenue Bond 5.18%	11/15/49		25,000	29,317
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond 4.00%	08/01/38		25,000	28,938
New York City Water and Sewer System, Revenue Bond 3.00%	06/15/50		25,000	26,534
Regents of the University of California Medical Center Pooled, Revenue Bond 3.26%	05/15/60		45,000	50,856
San Francisco City and County Airport Comm-San Francisco International Airport, Revenue Bond 5.00%	05/01/49		35,000	42,649

Total Municipal Bonds (Cost: $220,696)				248,299

FOREIGN GOVERNMENT BONDS—42.6%
Australia Government Bond
1.25%	05/21/32	AUD	107,000	79,350
2.50%(1)	05/21/30	AUD	50,000	41,444
2.75%(1)	05/21/41	AUD	168,000	146,068
3.25%(1)	04/21/29	AUD	170,000	147,471
Canada Housing Trust No 1 1.75%(2)	06/15/30	CAD	140,000	112,875
Canadian Government Bond
1.50%	09/01/24	CAD	125,000	97,928
2.75%	12/01/48	CAD	35,000	38,177
China Development Bank
3.18%	04/05/26	CNY	4,170,000	589,595
3.30%	02/01/24	CNY	600,000	86,293
China Government Bond
3.13%	11/21/29	CNY	1,460,000	210,525
3.22%	12/06/25	CNY	1,790,000	261,722
3.86%	07/22/49	CNY	920,000	136,757
Colombian TES 7.75%	09/18/30	COP	237,900,000	72,474
Czech Republic Government Bond 0.45%(1)	10/25/23	CZK	3,870,000	174,821
French Republic Government Bond OAT 1.25%(1)	05/25/34	EUR	45,000	62,516
Hungary Government Bond
2.50%	10/24/24	HUF	44,100,000	160,027
3.00%	08/21/30	HUF	2,250,000	8,370
Indonesia Government International Bond 1.40%	10/30/31	EUR	100,000	114,536
Indonesia Treasury Bond
6.50%	06/15/25	IDR$	510,000,000	$35,770
8.25%	05/15/29	IDR	890,000,000	66,622
Ireland Government Bond
0.90%(1)	05/15/28	EUR	115,000	148,961
1.30%(1)	05/15/33	EUR	112,000	154,662
2.00%(1)	02/18/45	EUR	9,000	14,814
Israel Government Bond 1.00%	03/31/30	ILS	390,000	118,877
Israel Government International Bond 3.88%	07/03/50		$200,000	249,625
Italy Buoni Poliennali Del Tesoro
0.35%(1)	02/01/25	EUR	150,000	176,964
3.10%(1)	03/01/40	EUR	32,000	46,705
Japan Government Ten-Year Bond 1.00%	09/20/21	JPY	50,150,000	480,534
Japan Government Thirty Year Bond
0.40%	03/20/50	JPY	13,150,000	120,310
0.70%	12/20/48	JPY	12,150,000	120,843
2.00%	03/20/42	JPY	41,200,000	518,419
Japan Government Twenty Year Bond 0.50%	09/20/36	JPY	11,500,000	112,495
Kingdom of Belgium Government Bond 1.70%(1)	06/22/50	EUR	72,000	113,806
Korea Treasury Bond
1.75%	06/10/28	KRW	67,595,665	61,468
1.88%	06/10/26	KRW	90,000,000	78,902
1.88%	06/10/29	KRW	302,840,000	266,310
Malaysia Government Bond
3.44%	02/15/21	MYR	400,000	95,209
4.64%	11/07/33	MYR	156,000	43,270
Mexican Bonos 7.75%	11/23/34	MXN	1,980,000	102,435
New Zealand Government Bond
1.75%	05/15/41	NZD	22,000	15,565
2.75%(1)	04/15/37	NZD	50,000	41,737
Norway Government Bond
1.75%(1)	09/06/29	NOK	283,000	34,631
3.00%(1)	03/14/24	NOK	730,000	88,602
Panama Government International Bond 3.75%(1)	04/17/26		$18,000	19,071
Peruvian Government Bond 5.40%(1)	08/12/34	PEN	331,000	102,482
Poland Government Bond
1.75%	07/25/21	PLN	200,000	54,489
2.25%	10/25/24	PLN	275,000	79,216
2.75%	10/25/29	PLN	331,000	100,906
3.25%	07/25/25	PLN	490,000	148,038
Portugal Obrigacoes do Tesouro OT
0.48%(1)	10/18/30	EUR	191,000	229,119
2.13%(1)	10/17/28	EUR	64,000	87,877
2.25%(1)	04/18/34	EUR	95,000	137,403
Province of Ontario Canada
2.05%	06/02/30	CAD	70,000	56,356
2.60%	06/02/25	CAD	45,000	36,548
2.65%	02/05/25	CAD	75,000	60,889
Romanian Government International Bond
2.00%(1)	01/28/32	EUR	87,000	98,505
3.62%(2)	05/26/30	EUR	50,000	65,551
Saudi Government International Bond 2.00%(1)	07/09/39	EUR	100,000	126,244
Singapore Government Bond
2.25%	08/01/36	SGD	155,000	133,502
2.75%	03/01/46	SGD	100,000	100,381

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount		Value
FOREIGN GOVERNMENT BONDS (Continued)
Slovenia Government Bond 1.00%(1)	03/06/28	EUR	40,000	$51,934
Spain Government Bond
0.60%(1)	10/31/29	EUR	190,000	232,507
1.00%(1)	10/31/50	EUR	35,000	40,122
1.85%(1)	07/30/35	EUR	100,000	138,911
2.35%(1)	07/30/33	EUR	195,000	284,314
United Kingdom Gilt
1.50%(1)	01/22/21	GBP	107,000	141,437
1.63%(1)	10/22/28	GBP	145,000	216,044
1.75%(1)	09/07/37	GBP	216,000	341,909
2.75%(1)	09/07/24	GBP	110,000	161,556

Total Foreign Government Bonds (Cost: $8,577,051)				9,093,796

ASSET-BACKED SECURITIES—1.9%
BlueMountain CLO, Ltd. (13-1A-A1R2) 1.50% (3 mo. USD LIBOR + 1.23%)(2),(3)	01/20/29		44,327	44,048
Corevest American Finance Trust (20-1-A2) 2.30%(2)	03/15/50		30,000	29,001
Educational Funding of the South, Inc. (11-1-A2) 0.89% (3 mo. USD LIBOR + 0.650%)(3)	04/25/35		15,567	15,314
LCM XIII LP (13A-ARR) 1.41% (3 mo. USD LIBOR + 1.140%)(2),(3)	07/19/27		45,000	44,570
Navient Student Loan Trust (17-1A-A3) 1.32% (1 mo. USD LIBOR + 1.150%)(2),(3)	07/26/66		100,000	98,788
Palmer Square CLO, Ltd. (19-1A-A1) 1.32% (3 mo. USD LIBOR + 1.05%)(2),(3)	04/20/27		27,843	27,749
SLC Student Loan Trust (06-1-A6) 0.47% (3 mo. USD LIBOR + 0.160%)(3)	03/15/55		100,000	91,601
Student Loan Consolidation Center (02-2-B2) 0.00% (28-Day Auction Rate)(2),(3),(6)	07/01/42		50,000	44,332

Total Asset-backed Securities (Cost: $399,339)				395,403

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—1.6%
Fannie Mae (16-M2-X3) (I/O) 2.02%(7)	04/25/36		1,511,854	28,830
Fannie Mae (16-M4-X2) (I/O) 2.64%(7)	01/25/39		1,130,638	76,420
Freddie Mac Multifamily Structured Pass Through Certificates (K028-X1) (I/O) 0.26%(7)	02/25/23		3,478,836	20,424
Freddie Mac Multifamily Structured Pass-Through Certificates (K022-X3) (I/O) 1.81%(7)	08/25/40		800,000	27,225
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O) 1.75%(7)	11/25/40		2,850,000	104,022
Ginnie Mae (11-147-IO) (I/O) 0.00%(6),(7)	10/16/44		3,090,493	8,646
Ginnie Mae (12-144-IO) (I/O) 0.42%(7)	01/16/53		3,698,667	81,431

Total Commercial Mortgage-Backed Securities—Agency (Cost: $412,316)				346,998

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.2%
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O) 1.30%(2),(7),(8)	04/11/37		$1,116,243	$20,864
COMM Mortgage Trust (13-CR7-XA) (I/O) 1.22%(7)	03/10/46		733,727	19,452
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.69%(7)	10/15/45		838,856	26,852
CPT Mortgage Trust (19-CPT-A) 2.87%(2)	11/13/39		35,000	39,020
DC Office Trust (19-MTC-A) 2.97%(2)	09/15/45		35,000	38,856
GS Mortgage Securities Trust (10-C1-X) (I/O) 1.10%(2),(7)	08/10/43		2,862,460	30,821
GS Mortgage Securities Trust (11-GC3-X) (I/O)
0.52%(2),(7)	03/10/44		3,599,464	6,449
GS Mortgage Securities Trust (13-GC12-XA) (I/O) 1.41%(7)	06/10/46		4,967,766	160,729
GS Mortgage Securities Trust (14-GC20-XA) (I/O) 1.05%(7)	04/10/47		1,390,659	35,760
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(2),(7)	12/10/41		35,000	39,193
JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O) 0.49%(2),(7)	02/15/46		6,548,087	12,336
JPMorgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O) 0.75%(7)	04/15/47		3,018,386	53,255
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.34%(7)	02/15/46		2,161,835	57,981
One Bryant Park Trust (19-OBP-A) 2.52%(2)	09/15/54		40,000	43,407
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.89%(2),(7)	11/15/45		2,657,635	88,290

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $551,998)				673,265

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—15.3%
Fannie Mae (07-52-LS) (I/O) (I/F) 5.88% (-1.00 X1 mo. USD LIBOR + 6.050%)(3)	06/25/37		65,737	8,871
Fannie Mae (08-18-SM) (I/O) (I/F) 6.83% (-1.00 X 1 mo. USD LIBOR + 7.000%)(3)	03/25/38		56,073	11,063
Fannie Mae (09-115-SB) (I/O) (I/F) 6.08% (-1.00 X 1 mo. USD LIBOR + 6.250%)(3)	01/25/40		42,368	8,457
Fannie Mae (10-116-SE) (I/O) (I/F) 6.43% (-1.00 X1 mo. USD LIBOR + 6.600%)(3)	10/25/40		83,630	14,213
Fannie Mae, Pool #AB3679 3.50%	10/01/41		80,691	89,246
Fannie Mae, Pool #AB4045 3.50%	12/01/41		110,262	122,518
Fannie Mae, Pool #AT5914 3.50%	06/01/43		40,215	43,570
Fannie Mae, Pool #BD7081 4.00%	03/01/47		53,955	58,172

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae, Pool #CA0996 3.50%	01/01/48	$112,472	$121,280
Fannie Mae, Pool #CA2208 4.50%	08/01/48	5,313	5,710
Fannie Mae, Pool #MA1527 3.00%	08/01/33	23,662	25,330
Fannie Mae, Pool #MA1652 3.50%	11/01/33	38,277	41,485
Fannie Mae, Pool, Pool #MA3987 2.50%	04/01/40	136,267	143,221
Freddie Mac (3439-SC) (I/O) (I/F) 5.73% (-1.00 X1 mo. USD LIBOR + 5.900%)(3)	04/15/38	60,526	11,674
Freddie Mac, Pool #G0868 1 3.50%	12/01/45	50,613	54,245
Freddie Mac, Pool #G08698 3.50%	03/01/46	49,510	53,012
Freddie Mac, Pool #G08716 3.50%	08/01/46	49,043	52,374
Freddie Mac, Pool #G08721 3.00%	09/01/46	9,145	9,702
Freddie Mac, Pool #G08722 3.50%	09/01/46	4,923	5,258
Freddie Mac, Pool #G08732 3.00%	11/01/46	12,653	13,424
Freddie Mac, Pool #G08762 4.00%	05/01/47	49,597	53,017
Freddie Mac, Pool #G08833 5.00%	07/01/48	8,020	8,766
Freddie Mac, Pool #G18592 3.00%	03/01/31	6,683	7,035
Freddie Mac, Pool #ZT1703 4.00%	01/01/49	112,797	122,004
Ginnie Mae (11-146-EI) (I/O) (PAC) 5.00%	11/16/41	58,342	11,912
Ginnie Mae (11-69-GI) (I/O) 5.00%	05/16/40	49,866	1,183
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	29,145	31,160
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	4,297	4,594
Ginnie Mae II, Pool #MA3803 3.50%	07/20/46	20,566	21,962
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	20,315	22,408
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	107,608	114,127
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	53,764	57,875
Ginnie Mae II TBA, 30 Year
3.00%(9)	08/01/50	125,000	132,192
2.50%(9)	08/01/50	175,000	184,912
Uniform Mortgage-Backed Securities TBA, 15 Year 3.50%(9)	08/01/35	25,000	26,244
2.00%(9)	08/01/35	75,000	78,041
2.50%(9)	08/01/35	75,000	78,626
Uniform Mortgage-Backed Securities TBA, 30 Year 2.00%(9)	08/01/50	300,000	310,345
2.50%(9)	08/01/50	675,000	709,307
2.50%(9)	08/01/50	125,000	131,123
3.00%(9)	08/01/50	250,000	263,912

Total Residential Mortgage-Backed Securities—Agency (Cost: $3,192,978)			3,263,570

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.9%
ACE Securities Corp. Home Equity Loan Trust (05-HE3-M2) 0.85% (1 mo. USD LIBOR + 0.675%)(3)	05/25/35	6,835	6,847
Banc of America Funding Trust (05-C-A3) 0.49% (1 mo. USD LIBOR + 0.300%)(3)	05/20/35	31,769	31,407
BCMSC Trust (00-A-A4) 8.29%(7)	06/15/30	189,525	59,409
Bear Stearns ALT-A Trust (04-8-M2) 1.90% (1 mo. USD LIBOR + 1.725%)(3)	09/25/34	102,093	93,848
Bear Stearns ALT-A Trust (05-8-11A1) 0.71% (1 mo. USD LIBOR + 0.540%)(3)	10/25/35	41,656	37,746
Carrington Mortgage Loan Trust (06-RFC1-A4) 0.41% (1 mo. USD LIBOR + 0.240%)(3)	03/25/36	92,552	91,798
First Horizon Mortgage Pass-Through Trust (05-AR4-2A1) 3.94%(7),(10)	10/25/35	36,558	35,320
Green Tree Financial Corp. (98-6-A8) 6.66%(7)	06/01/30	7,949	8,104
Homestar Mortgage Acceptance Corp. (04-6-M4) 1.37% (1 mo. USD LIBOR + 1.200%)(3)	01/25/35	100,000	98,789
IndyMac INDX Mortgage Loan Trust (05-AR15-A2) 3.49%(7)	09/25/35	67,862	62,807
JPMorgan Mortgage Trust (05-A6-7A1) 4.08%(7),(10)	08/25/35	22,892	20,758
Long Beach Mortgage Loan Trust (06-WL1-2A4) 0.85% (1 mo. USD LIBOR + 0.340%)(3)	01/25/46	36,424	35,954
Merrill Lynch Alternative Note Asset Trust (07-A3-A2D) 0.50% (1 mo. USD LIBOR + 0.330%)(3),(11)	04/25/37	1,251,739	109,474
Mid-State Trust (04-1-A) 6.01%	08/15/37	86,368	92,957
Morgan Stanley ABS Capital I, Inc. Trust (05-HE2-M2) 0.83% (1 mo. USD LIBOR + 0.660%)(3)	01/25/35	133,819	124,217
MortgageIT Trust (05-1-1A1) 0.81% (1 mo. USD LIBOR + 0.640%)(3)	02/25/35	31,744	31,449
Nationstar Home Equity Loan Trust (07-B-2AV4) 0.49% (1 mo. USD LIBOR + 0.320%)(3)	04/25/37	50,000	48,274
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 0.44% (1 mo. USD LIBOR + 0.270%)(3)	03/25/37	117,070	112,223
Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1) 3.34%(7),(10)	12/25/34	25,794	25,608
Structured Asset Mortgage Investments II Trust (05-AR6-2A1) 0.79% (1 mo. USD LIBOR + 0.310%)(3)	09/25/45	42,897	39,368
Structured Asset Mortgage Investments, Inc. (06-AR3-22A1) 3.37%(7)	05/25/36	155,984	100,391

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,332,181)			1,266,748

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES—0.7%
U.S. Treasury Note
0.25%	06/30/25	$73,000	$73,137
0.63%	05/15/30	65,000	65,548

Total U.S. Treasury Securities (Cost: $137,657)			138,685

Total Fixed Income Securities (Cost: $19,736,393)			20,745,123

Security		Shares
INVESTMENT COMPANIES—3.2%
TCW Emerging Markets Income Fund—I Class(12)		85,326	690,288

Total Investment Companies (Cost: $680,850)			690,288

MONEY MARKET INVESTMENTS—2.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(13)		617,488	617,488

Total Money Market Investments (Cost: $617,488)			617,488

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—4.2%
FOREIGN GOVERNMENT BONDS—0.3% (Cost: $56,123)
Japan Treasury Discount Bill 0.00%(6)	10/12/20	$5,900,000	55,811
U.S. TREASURY SECURITIES—3.9%
U.S. Treasury Bill
9.78%(14)	09/10/20	$93,000	92,992
0.49%(14)	12/03/20	745,000	744,754

Total U.S. Treasury Securities (Cost: $837,528)			837,746

Total Short Term Investments (Cost: $893,651)			893,557

Total Investments (107.6%) (Cost: $21,928,382)			22,946,456

Liabilities In Excess Of Other Assets (-7.6%)			(1,614,736)

Net Assets (100.0%)			$21,331,720

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(15)
Goldman Sachs & Co.	BRL	215,000	03/17/21	$38,971	$40,975	$2,004
State Street Bank & Trust Co.	CAD	83,000	10/23/20	61,354	61,975	621
State Street Bank & Trust Co.	CZK	1,980,000	10/23/20	85,106	89,171	4,065
State Street Bank & Trust Co.	EUR	1,951,000	10/23/20	2,241,483	2,310,952	69,469
State Street Bank & Trust Co.	GBP	51,000	10/23/20	65,580	66,965	1,385
State Street Bank & Trust Co.	JPY	150,370,000	10/23/20	1,407,377	1,423,604	16,227
State Street Bank & Trust Co.	SEK	435,000	10/23/20	48,702	49,788	1,086

				$3,948,573	$4,043,430	$94,857

SELL(16)
State Street Bank & Trust Co.	AUD	182,000	10/23/20	$127,586	$130,554	$(2,968)
Goldman Sachs & Co.	BRL	215,000	03/17/21	43,112	40,975	2,137
State Street Bank & Trust Co.	CNY	2,478,000	10/23/20	352,729	353,198	(469)
Goldman Sachs & Co.	COP	259,000,000	10/23/20	70,199	69,059	1,140
State Street Bank & Trust Co.	EUR	80,000	10/15/20	90,809	94,745	(3,936)
State Street Bank & Trust Co.	EUR	90,000	10/23/20	105,757	106,605	(848)
State Street Bank & Trust Co.	HUF	29,700,000	10/26/20	96,489	101,911	(5,422)
Goldman Sachs & Co.	ILS	295,000	10/23/20	86,291	86,842	(551)
Goldman Sachs & Co.	KRW	217,300,000	10/23/20	180,836	182,464	(1,628)
State Street Bank & Trust Co.	MXN	1,590,000	10/23/20	69,809	70,924	(1,115)
Goldman Sachs & Co.	MYR	400,000	10/23/20	93,881	94,053	(172)
State Street Bank & Trust Co.	NOK	200,000	10/23/20	21,566	22,035	(469)
State Street Bank & Trust Co.	NZD	30,000	10/23/20	19,856	19,985	(129)
State Street Bank & Trust Co.	PLN	470,000	10/23/20	121,365	126,021	(4,656)

				$1,480,285	$1,499,371	$(19,086)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ (Depreciation)
BUY
2	10-Year U.S. Ultra Treasury Note Futures	09/21/20	$315,895	$318,500	$2,605
4	5-Year U.S. Treasury Note Futures	09/30/20	502,688	504,500	1,812

			$818,583	$823,000	$4,417

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
SEK	Swedish Krona.
SGD	Singapore Dollar.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2020, the value of these securities amounted to $4,206,684 or 19.7% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $2,144,556 or 10.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2020.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Security is not accruing interest.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Restricted security (Note 3).
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(12)	Affiliated issuer.
(13)	Rate disclosed is the 7-day net yield as of July 31, 2020.
(14)	Rate shown represents yield-to-maturity.
(15)	Fund buys foreign currency, sells U.S. Dollar.
(16)	Fund sells foreign currency, buys U.S. Dollar.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (CONT’D)

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended July 31, 2020 is as follows:

Name of Affiliated Fund	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Number of Shares Held July 31, 2020	Value at July 31, 2020	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain/ (Loss) on Investments	Net change in Unrealized Gain/ (Loss) on Investments
TCW Emerging Markets Income Fund—I Class	$401,675$	293,069$	—	85,326	$690,288	$16,036	$—	$—	$(4,456)

Total					$690,288	$16,036	$—	$—	$(4,456)

TCW Global Bond Fund

Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Foreign Government Bonds	42.9%
Corporate Bonds	24.9
Residential Mortgage-Backed Securities—Agency	15.3
Residential Mortgage-Backed Securities—Non-Agency	5.9
U.S. Treasury Securities	4.6
Investment Companies	3.2
Commercial Mortgage-Backed Securities—Non-Agency	3.2
Money Market Investments	2.9
Asset-Backed Securities	1.9
Commercial Mortgage-Backed Securities—Agency	1.6
Municipal Bonds	1.2
Other*	(7.6)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

TCW Global Bond Fund

Investments by Country (Unaudited)	July 31, 2020

Country	Percentage of Net Assets
Australia	1.9%
Belgium	0.5
Bermuda	0.4
Brazil	0.9
Canada	2.1
Cayman Islands	1.1
China	6.0
Colombia	0.3
Czech Republic	0.8
France	0.3
Great Britain	5.7
Hungary	0.8
Indonesia	1.0
Ireland	1.9
Israel	1.7
Italy	1.0
Japan	6.6
Luxembourg	0.1
Malaysia	0.6
Mexico	1.2
Netherlands	1.0
New Zealand	0.3
Norway	0.6
Panama	0.1
Peru	0.5
Poland	1.8
Portugal	2.1
Romania	0.8
Saudi Arabia	0.6
Singapore	1.1
Slovenia	0.2
South Korea	1.9
Spain	3.3
United States	58.4

Total	107.6%

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$5,318,359	$—	$5,318,359
Municipal Bonds	—	248,299	—	248,299
Foreign Government Bonds	—	9,093,796	—	9,093,796
Asset-Backed Securities	—	395,403	—	395,403
Commercial Mortgage-Backed Securities—Agency	—	346,998	—	346,998
Commercial Mortgage-Backed Securities—Non-Agency	—	673,265	—	673,265
Residential Mortgage-Backed Securities—Agency	—	3,263,570	—	3,263,570
Residential Mortgage-Backed Securities—Non-Agency	—	1,157,274	109,474	1,266,748
U.S. Treasury Securities	138,685	—	—	138,685

Total Fixed Income Securities	138,685	20,496,964	109,474	20,745,123

Equity Securities
Investment Companies	690,288	—	—	690,288
Money Market Investments	617,488	—	—	617,488
Short-Term Investments	837,746	55,811	—	893,557

Total Investments	$2,284,207	$20,552,775	$109,474	$22,946,456

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	98,134	—	98,134
Futures Contracts
Interest Rate Risk	4,417	—	—	4,417

Total	$2,288,624	$20,650,909	$109,474	$23,049,007

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(22,363)	$—	$(22,363)

Total	$—	$(22,363)	$—	$(22,363)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—88.0% of Net Assets
BANK LOANS—6.5%

Aerospace/Defense—0.1%
TransDigm, Inc. 2020 Term Loan E 2.41% (1 mo. USD LIBOR +2.250%)(1)	05/30/25	$59,700	$55,974

Alternative Investment—0.3%
Zayo Group Holdings, Inc. USD Term Loan 3.16% (1 mo. USD LIBOR + 3.000%)(1)	03/09/27	179,550	174,879

Biotechnology—0.4%
Elanco Animal Health, Inc. Term Loan B 0.00% (2)	02/04/27	287,000	280,542

Chemicals—0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3 2.06% (3 mo. USD LIBOR + 1.750%)(1)	06/01/24	52,756	51,723

Commercial Services—1.1%
SBA Senior Finance II LLC, 2018 Term Loan B 1.92% (1 mo. USD LIBOR + 1.750%)(1)	04/11/25	266,882	259,664
Scientific Games International, Inc., 2018 Term Loan B5 3.61% (6 mo. USD LIBOR + 2.750%)(1)	08/14/24	32,221	29,442
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4 1.91% (1 mo. USD LIBOR + 1.750%)(1)	04/16/25	90,037	87,540
SS&C Technologies, Inc., 2018 Term Loan B3 1.91% (1 mo. USD LIBOR + 1.750%)(1)	04/16/25	128,154	124,601
VICI Properties 1 LLC, Term Loan B 1.93% (1 mo. USD LIBOR + 1.750%)(1)	12/20/24	245,000	236,244

			737,491

Computers—0.0%
TierPoint LLC, 2017 1st Lien Term Loan 4.75% (1 mo. USD LIBOR + 3.750%)(1)	05/06/24	34,671	33,479

Diversified Financial Services—0.1%
Delos Finance Sarl 2018 Term Loan B 2.06% (3 mo. USD LIBOR +1.75%)(1)	10/06/23	100,000	96,837

Electric—0.1%
Vistra Energy Co., 1st Lien Term Loan B3 1.91% (1 mo. USD LIBOR + 1.750%)(1)	12/31/25	68,058	67,143

Entertainment—0.3%
Churchill Downs, Inc., 2017 Term Loan B 2.17% (1 mo. USD LIBOR + 2.000%)(1)	12/27/24	64,340	62,692
Crown Finance US, Inc. 2018 USD Term Loan 3.32% (3 mo. USD LIBOR + 2.250%)(1)	02/28/25	214,111	137,511

			200,203

Environmental Control—0.1%
GFL Environmental, Inc., 2018 USD Term Loan B 4.00% (3 mo. USD LIBOR + 3.000%)(1)	05/30/25	77,741	77,504

Food—0.3%
Dhanani Group, Inc., 2018 Term Loan B 3.91% (1 mo. USD LIBOR +3.750%)(1)	07/20/25	39,447	37,475
JBS USA Lux S.A., 2019 Term Loan B 3.07% (2 mo. USD LIBOR + 2.000%)(1)	05/01/26	176,216	171,059

			208,534

Healthcare-Products—0.0%
Auris Luxembourg III S.A.R.L., 2018 USD Term Loan B2 3.91% (1 mo. USD LIBOR + 3.750%)(1)	02/27/26	16,294	15,092

Healthcare-Services—0.5%
Acadia Healthcare Co., Inc., 2018 Term Loan B4 2.66% (1 mo. USD LIBOR + 2.500%)(1)	02/16/23	70,098	69,207
Aveanna Healthcare LLC, 2017 1st Lien Term Loan 5.25% (3 mo. USD LIBOR + 4.250%)(1)	03/18/24	44,250	41,098
Aveanna Healthcare LLC, 2017 2nd Lien Term Loan 9.00% (3 mo. USD LIBOR + 8.000%)(1),(3)	03/17/25	13,000	11,440
Endo Luxembourg Finance Co., I S.a r.l. 2017 Term Loan B 5.00% (3 mo. USD LIBOR + 4.250%)(1)	04/29/24	62,179	59,738
Gentiva Health Services, Inc., 2020 Term Loan 3.44% (1 mo. USD LIBOR + 3.250%)(1)	07/02/25	72,949	72,083
IQVIA, Inc., 2018 USD Term Loan B3 2.06% (3 mo. USD LIBOR + 1.750%)(1)	06/11/25	70,283	69,116
Surgery Center Holdings, Inc. 2020 Term Loan B 9.00% (1 mo. USD LIBOR + 8.000%)(1)	09/03/24	24,938	25,324

			348,006

Lodging—0.1%
CityCenter Holdings LLC, 2017 Term Loan B 3.00% (1 mo. USD LIBOR + 2.500%)(1)	04/18/24	80,364	74,638

Machinery-Diversified—0.1%
Titan Acquisition Ltd. 2018 Term Loan B 3.36% (6 mo. USD LIBOR + 3.000%)(1)	03/28/25	64,430	59,625

Media—0.0%
Sinclair Television Group, Inc., Term Loan B2B 2.68% (1 mo. USD LIBOR + 2.500%)(1)	09/30/26	19,850	19,329

Packaging & Containers—1.3%
BWAY Holding Co. 2017 Term Loan B 3.52% (3 mo. USD LIBOR +3.250%)(1)	04/03/24	144,627	135,534
Graham Packaging Co., Inc. Term Loan 0.00%(2)	08/06/27	180,000	179,823
Reynolds Group Holdings, Inc., 2017 Term Loan 0.00%(2)	02/05/23	640,000	628,998

			944,355

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Pharmaceuticals—0.1%
Alphabet Holding Co., Inc., 2017 1st Lien Term Loan 3.66% (1 mo. USD LIBOR + 3.500%)(1)	09/26/24	$75,425	$72,561

Retail—0.3%
1011778 B.C. Unlimited Liability Co., Term Loan B4 1.91% (1 mo. USD LIBOR + 1.750%)(1)	11/19/26	80,226	77,161
Golden Nugget, Inc. 2017 Incremental Term Loan B 3.25% (1 mo. USD LIBOR + 2.500%)(1)	10/04/23	104,539	88,260
Golden Nugget, LLC 2020 Incremental Term Loan 13.00% (3 mo. USD LIBOR + 12.000%)	10/04/23	40,000	45,400

			210,821

Software—0.1%
Change Healthcare Holdings LLC 2017 Term Loan B 3.50% (3 mo. USD LIBOR + 2.500%)(1)	03/01/24	35,000	34,336

Telecommunications—1.1%
CenturyLink, Inc. 2020 Term Loan B 2.41% (1 mo. USD LIBOR + 2.250%)(1)	03/15/27	69,650	67,256
Frontier Communications Corp., 2017 Term Loan B1 5.35% (1 mo. USD LIBOR + 3.750%)(1)	06/15/24	164,412	162,357
GTT Communications, Inc., 2018 USD Term Loan B 2.91% (1 mo. USD LIBOR + 2.750%)(1)	05/31/25	99,241	74,777
Intelsat Jackson Holdings S.A., 2017 Term Loan B5 8.63% (6 mo. USD LIBOR + 8.625%)(1)	01/02/24	14,000	14,162
Level 3 Financing, Inc., 2019 Term Loan B 1.91% (1 mo. USD LIBOR + 1.750%)(1)	03/01/27	138,304	134,300
Maxar Technologies Ltd., Term Loan B 2.91% (1 mo. USD LIBOR + 2.750%)(1)	10/04/24	55,250	53,213
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan 5.50% (6 mo. USD LIBOR + 4.500%)(1)	11/01/24	99,237	80,273
T-Mobile USA, Inc. 2020 Term Loan 3.16% (1 mo. USD LIBOR +3.000%)(1)	04/01/27	215,000	216,034

			802,372

Total Bank Loans (Cost: $4,604,902)			4,565,444

CORPORATE BONDS—78.6%
Advertising—0.3%
Lamar Media Corp. 5.75%	02/01/26	24,000	25,297
National CineMedia LLC 5.88%(4)	04/15/28	248,000	198,098
Outfront Media Capital LLC / Outfront Media Capital Corp. 4.63%(4)	03/15/30	10,000	9,450

			232,845

Aerospace & Defense—0.8%
Bombardier, Inc. 5.75%(4)	03/15/22	171,000	162,700
Bombardier, Inc. (Canada)
6.00%(4)	10/15/22	94,000	87,420
6.13%(4)	01/15/23	125,000	107,625
7.88%(4)	04/15/27	65,000	51,810
TransDigm, Inc. 8.00%(4)	12/15/25	128,000	139,008

			548,563

Agriculture—0.2%
BAT Capital Corp. 5.28%	04/02/50	100,000	128,184

Airlines—0.6%
Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1) (EETC) 6.72%	07/02/24	184,926	179,264
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50%(4)	06/20/27	250,000	259,314

			438,578

Auto Manufacturers—1.8%
Ford Motor Credit Co. LLC
2.98%	08/03/22	120,000	120,725
3.10%	05/04/23	705,000	700,593
4.27%	01/09/27	406,000	413,227

			1,234,545

Banks—0.2%
Bank of America Corp. 4.08% (3 mo. USD LIBOR + 3.150%)(1)	03/20/51	57,000	75,236
Wells Fargo & Co. 5.01% (3 mo. USD LIBOR + 4.240%)(1)	04/04/51	35,000	50,245

			125,481

Beverages—0.4%
Bacardi, Ltd.
4.50%(4)	01/15/21	99,000	100,364
5.30%(4)	05/15/48	124,000	168,671

			269,035

Commercial Services—1.5%
Gartner, Inc. 4.50%(4)	07/01/28	506,000	531,933
IHS Markit, Ltd.
4.75%(4)	02/15/25	80,000	90,921
5.00%(4)	11/01/22	176,000	189,674
Jaguar Holding Co. II / PPD Development LP 5.00%(4)	06/15/28	171,000	182,446
Service Corp. International 4.63%	12/15/27	65,000	69,251

			1,064,225

Computers—0.7%
NCR Corp. 8.13%(4)	04/15/25	288,000	320,159
Science Applications International Corp. 4.88%(4)	04/01/28	161,000	168,799

			488,958

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Cosmetics/Personal Care—0.6%
Edgewell Personal Care Co. 5.50%(4)	06/01/28	$367,000	$397,800

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 3.50%	01/15/25	172,000	164,366
Avolon Holdings Funding, Ltd. 5.13%(4)	10/01/23	90,000	85,747
GE Capital International Funding Co. Unlimited Co. (Ireland) 4.42%	11/15/35	55,000	56,142
Mastercard, Inc. 3.85%	03/26/50	30,000	40,167
Park Aerospace Holdings, Ltd. 4.50%(4)	03/15/23	251,000	237,254
Raymond James Financial, Inc. 4.65%	04/01/30	50,000	61,703

			645,379

Electric—0.6%
Consolidated Edison Co. of New York, Inc. 3.95%	04/01/50	96,000	123,755
Vistra Operations Co. LLC 3.55%(4)	07/15/24	309,000	325,995

			449,750

Electrical Components & Equipment—0.2%
Energizer Holdings, Inc. 6.38%(4)	07/15/26	153,000	163,329

Engineering & Construction—0.5%
PowerTeam Services LLC 9.03%(4)	12/04/25	327,000	346,649

Entertainment—3.3%
Banijay Entertainment SASU 5.38%(4)	03/01/25	321,000	323,651
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%(4)	10/15/25	61,000	55,079
Churchill Downs, Inc.
4.75%(4)	01/15/28	135,000	138,013
5.50%(4)	04/01/27	351,000	367,843
Cinemark USA, Inc. 8.75%(4)	05/01/25	220,000	228,113
Colt Merger Sub, Inc. 6.25%(4)	07/01/25	480,000	501,931
Live Nation Entertainment, Inc.
4.75%(4)	10/15/27	179,000	165,631
6.50%(4)	05/15/27	90,000	96,865
WMG Acquisition Corp. 3.88%(4)	07/15/30	172,000	184,351
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%(4)	10/01/29	181,000	173,534
7.75%(4)	04/15/25	111,000	117,011

			2,352,022

Environmental Control—2.2%
Clean Harbors, Inc.
4.88%(4)	07/15/27	230,000	244,214
5.13%(4)	07/15/29	394,000	423,550
GFL Environmental, Inc. (Canada)
4.25%(4)	06/01/25	165,000	171,909
5.13%(4)	12/15/26	147,000	156,460
Waste Pro USA, Inc. 5.50%(4)	02/15/26	540,000	549,669

			1,545,802

Food—5.1%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.50%(4)	01/15/30	572,000	631,488
6.50%(4)	04/15/29	35,000	39,718
Kraft Heinz Foods Co.
4.63%	01/30/29	612,000	697,965
4.63%(4)	10/01/39	337,000	353,855
5.00%	06/04/42	70,000	78,700
6.88%	01/26/39	80,000	107,264
Lamb Weston Holdings, Inc. 4.88%(4)	05/15/28	134,000	150,834
Nathan’s Famous, Inc. 6.63%(4)	11/01/25	15,000	15,221
Pilgrim’s Pride Corp.
5.75%(4)	03/15/25	30,000	30,909
5.88%(4)	09/30/27	552,000	585,581
Post Holdings, Inc.
4.63%(4)	04/15/30	421,000	443,629
5.00%(4)	08/15/26	28,000	29,391
5.50%(4)	12/15/29	49,000	53,838
5.63%(4)	01/15/28	110,000	120,621
5.75%(4)	03/01/27	45,000	48,150
Smithfield Foods, Inc. 5.20%(4)	04/01/29	179,000	199,715

			3,586,879

Healthcare-Products—1.2%
Hill-Rom Holdings, Inc. 4.38%(4)	09/15/27	205,000	216,534
Hologic, Inc. 4.63%(4)	02/01/28	90,000	96,956
Teleflex, Inc.
4.25%(4)	06/01/28	459,000	492,278
4.88%	06/01/26	55,000	57,750

			863,518

Healthcare-Services—8.5%
Catalent Pharma Solutions, Inc. 5.00%(4)	07/15/27	624,000	665,065
Centene Corp.
3.38%	02/15/30	484,000	513,299
4.25%	12/15/27	95,000	101,157
4.63%	12/15/29	246,000	274,673
Encompass Health Corp. 4.75%	02/01/30	781,000	826,540
HCA, Inc. 3.50%	09/01/30	1,239,000	1,307,634
IQVIA, Inc. 5.00%(4)	05/15/27	332,000	355,551
Molina Healthcare, Inc.
4.38%(4)	06/15/28	416,000	442,300
5.38%	11/15/22	371,000	390,376
Tenet Healthcare Corp.
4.63%(4)	09/01/24	521,000	538,149
4.88%(4)	01/01/26	150,000	157,095
5.13%(4)	11/01/27	398,000	423,532

			5,995,371

Household Products/Wares—0.8%
Spectrum Brands, Inc. 5.00%(4)	10/01/29	522,000	535,703

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Housewares—0.5%
Newell Brands, Inc.
4.35%	04/01/23	$85,000	$90,577
4.88%	06/01/25	224,000	244,160

			334,737

Insurance—0.2%
New York Life Insurance Co. 3.75%(4)	05/15/50	105,000	128,029

Lodging—0.3%
Hilton Domestic Operating Co., Inc. 5.75%(4)	05/01/28	191,000	204,181

Machinery-Construction & Mining—0.4%
BWX Technologies, Inc. 4.13%(4)	06/30/28	287,000	300,843

Machinery-Diversified—0.4%
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.75%(4)	04/15/26	267,000	264,998

Media—11.0%
Block Communications, Inc. 4.88%(4)	03/01/28	194,000	196,910
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%(4)	02/01/31	509,000	530,314
4.50%(4)	08/15/30	452,000	480,770
4.50%(4)	05/01/32	865,000	914,500
CSC Holdings LLC 6.50%(4)	02/01/29	150,000	172,031
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%(4)	08/15/26	70,000	53,779
DISH DBS Corp.
5.88%	11/15/24	31,000	32,479
7.38%(4)	07/01/28	193,000	205,062
7.75%	07/01/26	30,000	33,978
DISH Network Corp. 3.38%	08/15/26	260,000	240,014
EW Scripps Co. (The) 5.13%(4)	05/15/25	78,000	77,513
Midcontinent Communications & Finance Co. 5.38%(4)	08/15/27	312,000	325,004
Neptune Finco Corp. 6.63%(4)	10/15/25	1,654,000	1,731,647
Nexstar Broadcasting, Inc. 5.63%(4)	07/15/27	276,000	296,438
Scripps Escrow, Inc. 5.88%(4)	07/15/27	451,000	455,510
Sirius XM Radio, Inc.
3.88%(4)	08/01/22	679,000	693,429
5.50%(4)	07/01/29	204,000	227,463
Virgin Media Secured Finance PLC (United Kingdom)
4.50%(4)	08/15/30	368,000	394,643
5.50%(4)	05/15/29	388,000	423,537
Walt Disney Co. (The)
2.00%	09/01/29	55,000	57,264
3.60%	01/13/51	150,000	176,968

			7,719,253

Miscellaneous Manufacturers—0.0%
General Electric Co. 0.87% (3 mo. USD LIBOR + 0.480%)(1)	08/15/36	52,000	34,750

Oil & Gas—4.0%
Antero Resources Corp.
5.00%	03/01/25	59,000	37,576
5.63%	06/01/23	365,000	263,712
Chevron Corp. 2.98%	05/11/40	60,000	68,393
Devon Energy Corp. 5.00%	06/15/45	91,000	90,009
Endeavor Energy Resources LP / EER Finance, Inc. 5.75%(4)	01/30/28	263,000	270,513
EQT Corp. 3.90%	10/01/27	249,000	235,200
Exxon Mobil Corp. 4.33%	03/19/50	65,000	87,632
Gulfport Energy Corp. 6.38%	05/15/25	4,000	1,935
Hess Corp. 5.60%	02/15/41	60,000	68,491
Matador Resources Co. 5.88%	09/15/26	105,000	80,049
Occidental Petroleum Corp.
2.90%	08/15/24	500,000	473,100
3.50%	08/15/29	377,000	335,500
4.40%	08/15/49	320,000	261,424
Petroleos Mexicanos 7.69%(4)	01/23/50	65,000	57,154
SM Energy Co.
5.63%	06/01/25	50,000	26,470
6.63%	01/15/27	142,000	71,710
6.75%	09/15/26	60,000	30,214
Sunoco LP / Sunoco Finance Corp. 5.88%	03/15/28	248,000	258,850
Transocean Pontus, Ltd. 6.13%(4)	08/01/25	30,060	28,031
Transocean Poseidon, Ltd. 6.88%(4)	02/01/27	29,000	26,608
Valaris PLC 7.75%	02/01/26	125,000	7,269

			2,779,840

Oil & Gas Services—2.4%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25%(4)	04/01/28	388,000	396,649
Transocean Phoenix 2, Ltd. 7.75%(4)	10/15/24	580,450	558,683
Transocean Proteus, Ltd. 6.25%(4)	12/01/24	183,950	174,753
USA Compression Partners LP / USA Compression Finance Corp.
6.88%	04/01/26	159,000	163,347
6.88%	09/01/27	386,000	395,256

			1,688,688

Packaging & Containers—9.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.25%(4)	04/30/25	134,000	142,626
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 4.13%(4)	08/15/26	1,013,000	1,055,090
Ball Corp.
4.00%	11/15/23	369,000	392,985
4.88%	03/15/26	374,000	426,932
5.25%	07/01/25	311,000	355,190
Berry Global, Inc. 4.88%(4)	07/15/26	150,000	158,594
GPC Merger Sub, Inc. 7.13%(4)	08/15/28	350,000	364,875

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Packaging & Containers (Continued)
Graphic Packaging International LLC
3.50%(4)	03/15/28	$686,000	$696,986
4.75%(4)	07/15/27	85,000	92,756
4.88%	11/15/22	255,000	266,097
Graphic Packaging International, Inc. 4.13%	08/15/24	100,000	105,365
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) 3.78% (3 mo. USD LIBOR + 3.500%)(1),(4)	07/15/21	1,217,000	1,217,304
Sealed Air Corp.
4.00%(4)	12/01/27	484,000	502,150
4.88%(4)	12/01/22	150,000	158,343
5.50%(4)	09/15/25	304,000	336,975
Silgan Holdings, Inc. 4.13%	02/01/28	125,000	128,438
Trident Merger Sub, Inc. 6.63%(4)	11/01/25	34,000	33,529
Trident TPI Holdings, Inc. 9.25%(4)	08/01/24	274,000	291,676
Trivium Packaging Finance BV (Netherlands) 5.50%(4)	08/15/26	185,000	197,543

			6,923,454

Pharmaceuticals—1.8%
Bausch Health Cos, Inc. (Canada)
5.75%(4)	08/15/27	327,000	355,675
5.88%(4)	05/15/23	2,000	2,005
Bayer US Finance II LLC
4.38%(4)	12/15/28	79,000	93,472
5.50%(4)	08/15/25	54,000	64,797
CVS Health Corp. 5.05%	03/25/48	61,000	84,231
Elanco Animal Health, Inc.
5.02%	08/28/23	237,000	262,329
5.65%	08/28/28	343,000	399,381

			1,261,890

Pipelines—1.9%
Cheniere Corpus Christi Holdings LLC 5.13%	06/30/27	13,000	14,718
Cheniere Energy Partners LP 4.50%	10/01/29	75,000	79,522
DCP Midstream Operating LP 5.60%	04/01/44	136,000	119,887
Energy Transfer Operating LP
6.25%	04/15/49	60,000	64,533
6.63% (3 mo. USD LIBOR + 4.155%)(1)	12/31/99	156,000	112,592
Rockies Express Pipeline LLC 6.88%(4)	04/15/40	285,000	289,275
Sunoco Logistics Partners Operations LP
5.35%	05/15/45	55,000	54,037
5.40%	10/01/47	40,000	40,123
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.88%	01/15/29	188,000	212,557
TransMontaigne Partners LP / TLP Finance Corp. 6.13%	02/15/26	335,000	330,812

			1,318,056

REIT—2.8%
CyrusOne LP / CyrusOne Finance Corp. (REIT) 3.45%	11/15/29	606,000	665,973
GLP Capital LP / GLP Financing II, Inc. 5.75%	06/01/28	438,000	496,256
Iron Mountain, Inc. (REIT) 5.25%(4)	07/15/30	322,000	338,301
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.50%	01/15/28	130,000	132,738
4.63%(4)	06/15/25	241,000	253,952
5.63%	05/01/24	106,000	115,286

			2,002,506

Retail—0.5%
Rite Aid Corp. 7.50%(4)	07/01/25	324,000	330,480

Semiconductors—0.3%
Intel Corp. 4.75%	03/25/50	55,000	80,127
NVIDIA Corp. 3.50%	04/01/50	95,000	114,439

			194,566

Software—1.8%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%(4)	03/01/25	386,000	396,615
MSCI, Inc. 3.63%(4)	09/01/30	65,000	68,687
SS&C Technologies, Inc. 5.50%(4)	09/30/27	718,000	771,850

			1,237,152

Telecommunications—10.0%
AT&T, Inc.
3.30%(5)	02/01/52	325,000	337,743
4.50%	05/15/35	283,000	342,307
CenturyLink, Inc. 4.00%(4)	02/15/27	952,000	996,901
Frontier Communications Corp.
7.13%(6)	01/15/23	197,000	61,562
8.00%(4),(6)	04/01/27	82,000	85,075
Intelsat Jackson Holdings S. A. (Luxembourg)
5.50%(6)	08/01/23	548,000	344,569
8.50%(4),(6)	10/15/24	150,000	99,750
9.75%(4),(6)	07/15/25	107,000	71,428
Intelsat Luxembourg S.A. (Luxembourg) 8.13%(6)	06/01/23	85,000	4,888
Level 3 Financing, Inc. 3.88%(4)	11/15/29	922,000	995,589
Qwest Corp.
6.75%	12/01/21	310,000	331,204
7.25%	09/15/25	142,000	164,720
SES Global Americas Holdings GP 5.30%(4)	03/25/44	310,000	329,012
Sprint Corp. 7.88%	09/15/23	843,000	979,987
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%(4)	09/20/29	218,000	255,984
T-Mobile USA, Inc.
2.55%(4)	02/15/31	638,000	663,584
3.88%(4)	04/15/30	830,000	951,595
Windstream Services LLC / Windstream Finance Corp. 9.00%(4),(6)	06/30/25	6,000	360

			7,016,258

Total Corporate Bonds (Cost: $52,747,922)			55,152,297

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS—0.2%
Metropolitan Transportation Authority, Revenue Bond 5.18%	11/15/49	$75,000	$87,952
Regents of the University of California Medical Center Pooled, Revenue Bond 3.26%	05/15/60	70,000	79,109

Total Municipal Bonds (Cost: $145,000)			167,061

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—2.7%
ACE Securities Corp. Home Equity Loan Trust (06-ASP6-A2C) 0.33% (1 mo. USD LIBOR + 0.160%)(1)	12/25/36	289,776	143,183
Ajax Mortgage Loan Trust (19-D-A1) 2.96%(4)	09/25/65	84,614	85,868
Citigroup Mortgage Loan Trust (15-6-2A1) 0.73%(4),(7)	12/25/35	53,301	53,505
First Horizon Alternative Mortgage Securities Trust (04-AA3-A1) 2.53%(7)	09/25/34	57,573	55,982
GSAMP Trust (05-HE4-M3) 0.95% (1 mo. USD LIBOR + 0.780%)(1)	07/25/45	100,000	91,748
HSI Asset Securitization Corp. Trust (06-HE1-1A1) 0.31% (1 mo. USD LIBOR + 0.140%)(1)	10/25/36	225,498	101,680
IndyMac INDX Mortgage Loan Trust (07-FLX4-2A2) 0.42% (1 mo. USD LIBOR + 0.250%)(1)	07/25/37	137,429	128,112
Long Beach Mortgage Loan Trust (06-10-1A) 0.32% (1 mo. USD LIBOR + 0.150%)(1)	11/25/36	194,456	144,251
Mastr Asset Backed Securities Trust (06-HE2-A3) 0.32% (1 mo. USD LIBOR + 0.150%)(1)	06/25/36	245,941	134,429
Mastr Asset Backed Securities Trust (06-WMC4-A5) 0.32% (1 mo. USD LIBOR + 0.150%)(1)	10/25/36	452,933	199,871
Merrill Lynch Mortgage Investors Trust (04-A-A1) 0.63% (1 mo. USD LIBOR + 0.460%)(1)	04/25/29	77,655	72,202
Morgan Stanley ABS Capital I, Inc. Trust (06-HE8-A2C) 0.31% (1 mo. USD LIBOR + 0.140%)(1)	10/25/36	234,082	144,499
Morgan Stanley ABS Capital I, Inc. Trust (07-HE1-A2D) 0.40% (1 mo. USD LIBOR + 0.230%)(1)	11/25/36	201,287	142,680
Sequoia Mortgage Trust (04-4-A) 1.65% (6 mo. USD LIBOR + 0.520%)(1)	05/20/34	78,806	75,143
WaMu Mortgage Pass-Through Certificates (05-AR19-A1B2) 0.58% (1 mo. USD LIBOR + 0.410%)(1)	12/25/45	82,384	81,374
WaMu Mortgage Pass-Through Certificates (05-AR8-2AB2) 1.01% (1 mo. USD LIBOR + 0.840%)(1)	07/25/45	79,167	75,071
Washington Mutual Asset-Backed Certificates (WMABS-07-HE2-2A2) 0.39% (1 mo. USD LIBOR + 0.220%)(1)	02/25/37	342,598	152,139

Total Residential Mortgage-backed Securities—Non-Agency (Cost: $1,917,433)			1,881,737

Total Fixed Income Securities (Cost: $59,415,257)			61,766,539

		Shares
COMMON STOCK 0.0% (Cost: $327,224)
Electric—0.0%
Homer City Holdings LLC—Series A(3),(8)		5,610	309

Total Common Stock (Cost: $327,224)			309

MONEY MARKET INVESTMENTS—1.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(9)		1,101,389	1,101,389
Total Money Market Investments (Cost: $1,101,389)			1,101,389

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—10.7%

U.S. TREASURY SECURITIES—10.7%
U.S. Treasury Bill
0.10%(10)	01/21/21	$1,980,000	1,979,036
0.10%(10)	12/10/20	250,000	249,910
0.10%(10)	01/14/21	2,500,000	2,498,833
0.10%(10)	12/03/20	1,500,000	1,499,504
0.10%(10)	11/27/20	700,000	699,769
0.09%(10)	11/19/20	535,000	534,851
0.07%(10),(11)	09/10/20	74,000	73,994

Total U.S. Treasury Securities (Cost: $7,534,430)			7,535,897

Total Short Term Investments (Cost: $7,534,430)			7,535,897

Total Investments (100.3%) (Cost: $68,378,300)			70,404,134

Liabilities In Excess Of Other Assets (-0.3%)			(219,970)
Net Assets (100.0%)			$70,184,164

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Futures Contracts
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ (Depreciation)
Short Futures
37	10-Year U.S. Ultra Treasury Note Futures	09/21/20	$(5,784,516)	$(5,892,250)	$(107,734)
7	U.S. Ultra Long Bond Futures	09/21/20	(1,532,574)	(1,593,813)	(61,239)

			$(7,317,090)	$(7,486,063)	$(168,973)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2020.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $37,240,302 or 53.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Non-income producing security.
(9)	Rate disclosed is the 7-day net yield as of July 31, 2020.
(10)	Rate shown represents yield-to-maturity.
(11)	All or a portion of this security is held as collateral for open futures contracts.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Corporate Bonds	78.6%
U.S. Treasury Securities	10.7
Bank Loans	6.5
Residential Mortgage-Backed Securities—Non-Agency	2.7
Money Market Investments	1.6
Municipal Bonds	0.2
Common Stock	0.0 *
Other**	(0.3)

Total	100.0%

*	Amount rounds to less than 0.1% of Net Assets.
**	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$4,554,004	$11,440	$4,565,444
Corporate Bonds*	—	55,152,297	—	55,152,297
Municipal Bonds	—	167,061	—	167,061
Residential Mortgage-Backed Securities—Non-Agency	—	1,881,737	—	1,881,737

Total Fixed Income Securities	—	61,755,099	11,440	61,766,539

Equity Securities
Common Stock*	—	—	309	309
Money Market Investments	1,101,389	—	—	1,101,389
Short-Term Investments	7,535,897	—	—	7,535,897

Total Investments	$8,637,286	$61,755,099	$11,749	$70,404,134

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(168,973)	$—	$—	$(168,973)

Total	$(168,973)	$—	$—	$(168,973)

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—62.9% of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—7.1%
Fannie Mae, Pool #AM4580 3.43%	10/01/23	$40,982	$43,755
Fannie Mae, Pool #468764 4.16%	07/01/21	45,000	45,449
Fannie Mae (16-M11-AL) 2.94%	07/25/39	38,534	39,626
Freddie Mac Multifamily Structured Pass Through Certificates (K722-X1) (I/O) 1.31%(1)	03/25/23	926,779	23,953
Freddie Mac Multifamily Structured Pass Through Certificates (KJ28-A1) 1.77%	02/25/25	62,234	64,149
Freddie Mac Multifamily Structured Pass Through Certificates (KJ17-A1) 2.40%	10/25/24	5,966	6,071
Freddie Mac Multifamily Structured Pass Through Certificates (KJ24-A1) 2.28%	05/25/26	74,091	78,043
Freddie Mac Multifamily Structured Pass Through Certificates (KJ29-A1) 0.74%	01/25/26	79,890	80,858
Freddie Mac Multifamily Structured Pass-Through Certificates (J22F-A1) 3.45%	05/25/23	5,563	5,639
Freddie Mac Multifamily Structured Pass-Through Certificates (K012-X3) (I/O) 2.25%(1)	01/25/41	295,045	2,619
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O) 1.75%(1)	11/25/40	150,000	5,475
Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X1) (I/O) 0.21%(1)	04/25/23	861,117	4,701
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ26-A1) 2.14%	07/25/25	68,195	70,691
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.65%(1)	09/25/25	250,000	7,393
FRESB Mortgage Trust (15-SB3-A3) 0.71% (1 mo. USD LIBOR + 0.550%)(2)	01/25/43	43,121	43,184
Ginnie Mae (07-12-C) 5.28%(1)	04/16/41	9,825	9,953
Ginnie Mae (08-92-E) 5.56%(1)	03/16/44	9,988	10,197
Ginnie Mae (10-159-D) 4.29%(1)	09/16/44	26,281	27,291
Ginnie Mae (11-165-IO) (I/O) 0.34%(1)	10/16/51	741,224	2,919

Total Commercial Mortgage-Backed Securities—Agency (Cost: $594,298)			571,966

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—6.4%
20 Times Square Trust (18-20TS-B) 3.10%(1),(3)	05/15/35	20,000	19,642
BBCMS Mortgage Trust (17-C1-A2) 3.19%	02/15/50	20,000	20,480
BX Commercial Mortgage Trust (18-IND-A) 0.92% (1 mo. USD LIBOR + 0.750%)(2),(3)	11/15/35	4,291	4,275
BX Commercial Mortgage Trust (20-BXLP-A) 0.97% (1 mo. USD LIBOR + 0.800%)(2),(3)	12/15/36	14,986	14,937
COMM Mortgage Trust (13-CR9-ASB) 3.83%	07/10/45	37,429	38,978
COMM Mortgage Trust (13-LC6-XA) (I/O) 1.34%(1)	01/10/46	454,053	11,560
DBRR Trust (11-LC2-A4A) 4.54%(1),(3)	07/12/44	43,668	44,127
GS Mortgage Securities Trust (11-GC5-A3) 3.82%	08/10/44	37,038	37,296
JPMorgan Chase Commercial Mortgage Securities Trust (11-C4-A4) 4.39%(3)	07/15/46	14,325	14,528
JPMorgan Chase Commercial Mortgage Securities Trust (11-C5-A3) 4.17%	08/15/46	47,072	48,274
Morgan Stanley Bank of America Merrill Lynch Trust (13-C12-XA) (I/O) 0.59%(1)	10/15/46	354,437	5,655
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.34%(1)	02/15/46	798,216	21,408
Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-A3) 3.77%	04/15/47	12,636	13,664
Morgan Stanley Capital I Trust (11-C3-A4) 4.12%	07/15/49	26,790	27,100
UBS Commercial Mortgage Trust (12-C1-XA) (I/O) 2.07%(1),(3),(4)	05/10/45	273,791	6,620
UBS Commercial Mortgage Trust (18-C11-A1) 3.21%	06/15/51	5,455	5,548
Wells Fargo Commercial Mortgage Trust (16-C34-A2) 2.60%	06/15/49	65,000	65,375
Wells Fargo Commercial Mortgage Trust (16-C36-A2) 2.50%	11/15/59	25,000	25,279
Wells Fargo Commercial Mortgage Trust (16-LC24-A2) 2.50%	10/15/49	29,862	30,017
WFRBS Commercial Mortgage Trust (12-C6-XA) (I/O) 2.06%(1),(3)	04/15/45	1,259,457	24,936
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.89%(1),(3)	11/15/45	854,240	28,379

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $537,940)			508,078

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—10.5%
Fannie Mae (03-11-FA) 1.17% (1 mo. USD LIBOR + 1.000%)(2)	09/25/32	12,132	12,351
Fannie Mae (03-122-MF) (PAC) 0.57% (1 mo. USD LIBOR + 0.400%)(2)	08/25/33	829	829
Fannie Mae (03-52-NF) 0.57% (1 mo. USD LIBOR + 0.400%)(2)	06/25/23	6,790	6,784
Fannie Mae (05-114-PF) (PAC) 0.55% (1 mo. USD LIBOR + 0.375%)(2)	08/25/35	5,395	5,395
Fannie Mae (06-23-FP) (PAC) 0.47% (1 mo. USD LIBOR + 0.300%)(2)	04/25/36	16,364	16,364
Fannie Mae (06-60-DF) 0.60% (1 mo. USD LIBOR + 0.430%)(2)	04/25/35	2,606	2,605

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae (06-84-WF) (PAC) 0.47% (1 mo. USD LIBOR + 0.300%)(2)	02/25/36	$655	$655
Fannie Mae (07-64-FA) 0.64% (1 mo. USD LIBOR + 0.470%)(2)	07/25/37	25,792	25,954
Fannie Mae (08-15-JN) 4.50%	02/25/23	134	134
Fannie Mae (08-24-PF) (PAC) 0.82% (1 mo. USD LIBOR + 0.650%)(2)	02/25/38	18,043	18,178
Fannie Mae (10-118-GF) (PAC) 0.72% (1 mo. USD LIBOR + 0.550%)(2)	10/25/39	40,378	40,546
Fannie Mae (11-75-HP) (PAC) 2.50%	07/25/40	14,859	15,257
Fannie Mae (12-93-GF) (PAC) 0.42% (1 mo. USD LIBOR + 0.250%)(2)	07/25/40	33,203	33,115
Fannie Mae (20-10-FA) 0.67% (1 mo. USD LIBOR + 0.500%)(2)	03/25/50	56,927	57,218
Fannie Mae 0.57%	03/25/47	76,488	76,774
Fannie Mae, Pool #254548 5.50%	12/01/32	10,083	11,736
Fannie Mae, Pool #600187 7.00%	07/01/31	24,460	28,324
Fannie Mae, Pool #995364 6.00%	10/01/38	12,501	14,533
Fannie Mae, Pool #AL0851 6.00%	10/01/40	5,989	7,168
Freddie Mac (2550-FI) (TAC) 0.52% (1 mo. USD LIBOR + 0.350%)(2)	11/15/32	9,190	9,190
Freddie Mac (3071-TF) (PAC) 0.47% (1 mo. USD LIBOR + 0.300%)(2)	04/15/35	28,317	28,324
Freddie Mac (3084-FN) 0.67% (1 mo. USD LIBOR + 0.500%)(2)	12/15/34	14,623	14,617
Freddie Mac (3196-FA) (PAC) 0.52% (1 mo. USD LIBOR + 0.350%)(2)	04/15/32	14,313	14,313
Freddie Mac (3300-FA) 0.47% (1 mo. USD LIBOR + 0.300%)(2)	08/15/35	31,508	31,493
Freddie Mac (3318-F) 0.42% (1 mo. USD LIBOR + 0.250%)(2)	05/15/37	38,775	38,659
Freddie Mac (3645-EH) 3.00%	12/15/20	33	33
Freddie Mac (3767-JF) (PAC) 0.47% (1 mo. USD LIBOR + 0.300%)(2)	02/15/39	13,251	13,264
Freddie Mac (3879-MF) 0.52% (1 mo. USD LIBOR + 0.350%)(2)	09/15/38	16,255	16,275
Freddie Mac (3940-PF) (PAC) 0.52% (1 mo. USD LIBOR + 0.350%)(2)	05/15/40	32,423	32,434
Freddie Mac (3946-FG) (PAC) 0.52% (1 mo. USD LIBOR + 0.350%)(2)	10/15/39	15,638	15,628
Freddie Mac (4231-FD) 0.52% (1 mo. USD LIBOR + 0.350%)(2)	10/15/32	50,357	49,672
Freddie Mac (263-F5) 0.67% (1 mo. USD LIBOR + 0.500%)(2)	06/15/42	36,484	36,661
Ginnie Mae (12-13-KF) 0.49% (1 mo. USD LIBOR + 0.300%)(2)	07/20/38	605	605
Ginnie Mae II, Pool #80022 3.13% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	12/20/26	10,157	10,548
Ginnie Mae II, Pool #80636 3.25% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	09/20/32	7,334	7,557
Ginnie Mae II, Pool #80757 3.25% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	10/20/33	3,662	3,744
Ginnie Mae II, Pool #80797 3.00% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	01/20/34	29,040	29,853
Ginnie Mae II, Pool #80937 3.88% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	06/20/34	14,409	15,050
NCUA Guaranteed Notes (10-R1-1A) 0.62% (1 mo. USD LIBOR + 0.450%)(2)	10/07/20	65,823	65,831
NCUA Guaranteed Notes (10-R3-1A) 0.73% (1 mo. USD LIBOR + 0.560%)(2)	12/08/20	8,672	8,678
NCUA Guaranteed Notes (10-R3-2A) 0.73% (1 mo. USD LIBOR + 0.560%)(2)	12/08/20	23,300	23,302

Total Residential Mortgage-Backed Securities—Agency (Cost: $809,325)			839,651

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—7.9%
Accredited Mortgage Loan Trust (05-1-M2) 1.21% (1 mo. USD LIBOR + 1.035%)(2)	04/25/35	92,883	91,760
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates (04-R9-M2) 1.15% (1 mo. USD LIBOR + 0.975%)(2)	10/25/34	38,198	38,284
Centex Home Equity Loan Trust (06-A-AV4) 0.42% (1 mo. USD LIBOR + 0.250%)(2)	06/25/36	34,094	33,590
Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1) 3.54%(1)	11/25/32	15,897	15,965
CWABS Asset-Backed Certificates Trust (05-3-MV5) 1.18% (1 mo. USD LIBOR + 1.005%)(2)	08/25/35	52,471	52,198
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 1.17% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	13,271	13,428
JPMorgan Mortgage Acquisition Trust (06-CH1-M1) 0.39% (1 mo. USD LIBOR + 0.220%)(2)	07/25/36	55,509	55,368

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Morgan Stanley ABS Capital I, Inc. Trust (05-WMC3-M4) 1.10% (1 mo. USD LIBOR + 0.930%)(2)	03/25/35	$76,655	$76,718
Morgan Stanley Mortgage Loan Trust (04-6AR-1A) 1.07% (1 mo. USD LIBOR + 0.900%)(2)	07/25/34	1,904	1,905
NovaStar Mortgage Funding Trust Series (05-1-M5) 1.25% (1 mo. USD LIBOR + 1.080%)(2)	06/25/35	57,000	55,092
Option One Mortgage Loan Trust Asset-Backed Certificates (05-4-M1) 0.83% (1 mo. USD LIBOR + 0.660%)(2)	11/25/35	61,102	60,772
RASC Series Trust (06-KS3-M1) 0.50% (1 mo. USD LIBOR + 0.330%)(2)	04/25/36	75,000	72,877
Residential Accredit Loans, Inc. (02-QS16-A2) 0.72% (1 mo. USD LIBOR + 0.550%)(2),(5),(6)	10/25/17	83	83
Structured Asset Investment Loan Trust (05-HE3-M1) 0.89% (1 mo. USD LIBOR + 0.720%)(2)	09/25/35	64,019	63,520

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $614,430)			631,560

CORPORATE BONDS—19.2%

Aerospace & Defense—0.4%
BAE Systems Holdings, Inc. 2.85%(3)	12/15/20	15,000	15,083
L3Harris Technologies, Inc. 4.95%	02/15/21	15,000	15,171

			30,254

Agriculture—0.4%
BAT Capital Corp. 2.76%	08/15/22	30,000	31,204

Auto Manufacturers—1.4%
Daimler Finance North America LLC 2.20%(3)	10/30/21	25,000	25,412
Ford Motor Credit Co. LLC
1.11% (3 mo. USD LIBOR + 0.810%)(2)	04/05/21	25,000	24,401
1.33% (3 mo. USD LIBOR + 1.080%)(2)	08/03/22	5,000	4,789
3.16%	08/04/20	10,000	10,007
3.22%	01/09/22	5,000	4,963
General Motors Financial Co., Inc.
2.45%	11/06/20	35,000	35,134
4.20%	11/06/21	5,000	5,176

			109,882

Banks—3.8%
Bank of America Corp. 2.74% (3 mo. USD LIBOR + 0.37%)(2)	01/23/22	25,000	25,259
Citigroup, Inc. 2.90%	12/08/21	25,000	25,796
JPMorgan Chase & Co. 2.52% (SOFR + 2.040%)(2)	04/22/31	55,000	59,462
Lloyds Banking Group PLC (United Kingdom)
2.91% (3 mo. USD LIBOR +0.810%)(2)	11/07/23	15,000	15,682
3.87% (1 year Treasury Constant Maturity Rate + 3.500%)(2)	07/09/25	55,000	60,645
3.90%	03/12/24	10,000	11,052
Morgan Stanley 5.50%	07/28/21	25,000	26,265
Santander UK Group Holdings PLC (United Kingdom)
3.13%	01/08/21	30,000	30,358
3.57%	01/10/23	10,000	10,380
Wells Fargo Bank N.A. 2.08% (3 mo. USD LIBOR + 0.650%)(2)	09/09/22	40,000	40,650

			305,549

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc. 3.50%	06/01/30	30,000	34,492

Chemicals—0.3%
International Flavors & Fragrances, Inc. 3.40%	09/25/20	20,000	20,057

Commercial Services—0.3%
IHS Markit, Ltd. 5.00%(3)	11/01/22	25,000	26,942

Computers—0.2%
Dell International LLC / EMC Corp. 4.42%(3)	06/15/21	14,000	14,387

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.88%	01/16/24	10,000	10,123
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 3.95%	02/01/22	10,000	10,079
Air Lease Corp. 3.50%	01/15/22	30,000	30,359
Avolon Holdings Funding, Ltd. 3.63%(3)	05/01/22	10,000	9,590
Park Aerospace Holdings, Ltd.
3.63%(3)	03/15/21	10,000	9,804
4.50%(3)	03/15/23	5,000	4,726

			74,681

Electric—0.3%
Dominion Energy, Inc. 3.30%	03/15/25	25,000	27,799

Food—1.0%
Conagra Brands, Inc. 0.77% (3 mo. USD LIBOR + 0.500%)(2)	10/09/20	25,000	25,004
Kraft Heinz Foods Co.
3.95%	07/15/25	5,000	5,500
4.00%	06/15/23	35,000	37,856
Tyson Foods, Inc. 0.82% (3 mo. USD LIBOR + 0.450%)(2)	08/21/20	15,000	15,003

			83,363

Healthcare-Products—0.2%
Zimmer Biomet Holdings, Inc. 1.07% (3 mo. USD LIBOR + 0.750%)(2)	03/19/21	15,000	15,001

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
Healthcare-Services—1.2%
Anthem, Inc. 3.70%	08/15/21	$30,000	$30,777
Fresenius Medical Care US Finance II, Inc. 5.88%(3)	01/31/22	10,000	10,663
Humana, Inc.
2.50%	12/15/20	15,000	15,109
3.85%	10/01/24	15,000	16,671
Sutter Health 2.29%	08/15/53	25,000	25,007

			98,227

Insurance—0.3%
Allstate Corp. (The) 0.74% (3 mo. USD LIBOR + 0.430%)(2)	03/29/21	25,000	25,061

Miscellaneous Manufacturers—1.5%
General Electric Co.
0.92% (3 mo. USD LIBOR + 0.38%)(2)	05/05/26	5,000	4,597
1.28% (3 mo. USD LIBOR + 1.000%)(2)	04/15/23	75,000	73,539
3.63%	05/01/30	40,000	40,687

			118,823

Oil & Gas—0.5%
BP Capital Markets America, Inc. 3.63%	04/06/30	25,000	29,016
Petroleos Mexicanos 5.35%	02/12/28	15,000	13,200

			42,216

Packaging & Containers—0.3%
Bemis Co., Inc. 4.50%	10/15/21	20,000	20,509

Pharmaceuticals—1.5%
Bausch Health Cos, Inc. (Canada) 7.00%(3)	03/15/24	15,000	15,690
Bayer US Finance LLC 2.20%(3)	07/15/22	45,000	45,485
Becton Dickinson and Co. 1.18% (3 mo. USD LIBOR + 0.875%)(2)	12/29/20	15,000	15,003
Cigna Corp. 0.95% (3 mo. USD LIBOR + 0.650%)(2)	09/17/21	15,000	15,002
Upjohn, Inc. 1.13%(3)	06/22/22	25,000	25,225

			116,405

REIT—2.9%
American Campus Communities Operating Partnership LP 3.75%	04/15/23	30,000	31,345
Camden Property Trust 2.95%	12/15/22	25,000	26,164
CyrusOne LP / CyrusOne Finance Corp. 2.90%	11/15/24	20,000	21,582
Essex Portfolio LP 5.20%	03/15/21	20,000	20,319
GLP Capital LP / GLP Financing II, Inc. 5.38%	11/01/23	25,000	26,569
Healthpeak Properties, Inc. 4.25%	11/15/23	10,000	10,970
Highwoods Realty LP 3.20%	06/15/21	20,000	20,314
Kilroy Realty LP 3.45%	12/15/24	5,000	5,242
Kimco Realty Corp. 3.40%	11/01/22	20,000	21,048
SL Green Operating Partnership LP 1.37% (3 mo. USD LIBOR + 0.980%)(2)	08/16/21	40,000	39,596
WEA Finance LLC 3.15%(3)	04/05/22	10,000	10,158

			233,307

Savings & Loans—0.3%
Nationwide Building Society (United Kingdom) 3.62% (3 mo. USD LIBOR + 0.181%)(2),(3)	04/26/23	20,000	20,884

Semiconductors—0.3%
NXP BV / NXP Funding LLC (Netherlands) 4.13%(3)	06/01/21	25,000	25,692

Telecommunications—0.6%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%(3)	03/20/23	15,625	15,820
T-Mobile USA, Inc. 3.88%(3)	04/15/30	25,000	28,663

			44,483

Trucking & Leasing—0.2%
Aviation Capital Group LLC 1.30% (3 mo. USD LIBOR + 0.950%)(2),(3)	06/01/21	15,000	14,523

Total Corporate Bonds (Cost: $1,494,732)			1,533,741

MUNICIPAL BOND—0.3% (Cost: $24,905)
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond 2.31%	11/01/26	25,000	26,706

U.S. TREASURY SECURITIES—11.2%
U.S. Treasury Floating Rate Note 0.33% (3 mo. Treasury Money Market Yield + 0.220%)(2)	07/31/21	620,000	621,279
U.S. Treasury Note
0.13%	05/15/23	130,000	130,038
0.25%	06/30/25	142,000	142,266

Total U.S. Treasury Securities (Cost: $891,283)			893,583

ASSET-BACKED SECURITIES—0.3% (Cost: $26,052)
Corevest American Finance Trust (19-1-XA) (I/O) 2.16%(1),(3)	03/15/52	276,276	21,668

Total Fixed Income Securities (Cost: $4,992,965)			5,026,953

Issues		Shares
MONEY MARKET INVESTMENTS—2.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(7)		186,452	186,452

Total Money Market Investments (Cost: $186,452)			186,452

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS—35.5%
COMMERCIAL PAPER—0.1% (Cost: $9,942)

Auto Manufacturers—0.1%
Ford Motor Credit Co. 3.24%	10/08/20	$10,000	$9,944

U.S. Treasury Securities—35.4%
U.S. Treasury Bill
0.25%(8)	07/31/25	122,000	122,219
0.10%(8)	01/21/21	80,000	79,961
0.06%(8),(9)	09/10/20	17,000	16,999
0.10%(8)	01/28/21	615,000	614,688
0.10%(8)	01/14/21	150,000	149,930
0.10%(8)	01/07/21	600,000	599,732
0.11%(8)	02/25/21	1,250,000	1,249,213

Total U.S. Treasury Securities (Cost: $2,832,646)			2,832,742

Total Short Term Investments (Cost: $2,842,588)			2,842,686

Total Investments (100.7%) (Cost: $8,022,005)			8,056,091

Liabilities In Excess Of Other Assets (-0.7%)			(52,745)
Net Assets (100.0%)			$8,003,346

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
SELL
13	5-Year U.S. Treasury Note Futures	09/30/20	$(1,628,130)	$(1,639,625)	$(11,495)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.
(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2020.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $497,859 or 6.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Restricted security (Note 3).
(5)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of July 31, 2020.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Rate disclosed is the 7-day net yield as of July 31, 2020.
(8)	Rate shown represents yield-to-maturity.
(9)	All or a portion of this security is held as collateral for open futures contracts.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
U.S. Treasury Securities	46.6%
Corporate Bonds	19.2
Residential Mortgage-Backed Securities—Agency	10.5
Residential Mortgage-Backed Securities—Non-Agency	7.9
Commercial Mortgage-Backed Securities—Agency	7.1
Commercial Mortgage-Backed Securities—Non-Agency	6.4
Money Market Investments	2.3
Municipal Bonds	0.3
Asset-Backed Securities	0.3
Commercial Paper	0.1
Other*	(0.7)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities—Agency	$—	$571,966	$—	$571,966
Commercial Mortgage-Backed Securities—Non-Agency	—	508,078	—	508,078
Residential Mortgage-Backed Securities—Agency	—	839,651	—	839,651
Residential Mortgage-Backed Securities—Non-Agency	—	631,477	83	631,560
Corporate Bonds*	—	1,533,741	—	1,533,741
Municipal Bonds	—	26,706	—	26,706
U.S. Treasury Securities	893,583	—	—	893,583
Asset-Backed Securities	—	21,668	—	21,668

Total Fixed Income Securities	893,583	4,133,287	83	5,026,953

Money Market Investments	186,452	—	—	186,452
Short-Term Investments*	2,832,742	9,944	—	2,842,686

Total Investments	$3,912,777	$4,143,231	$83	$8,056,091

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(11,495)	$—	$—	$(11,495)

Total	$(11,495)	$—	$—	$(11,495)

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—93.6% of Net Assets
ASSET-BACKED SECURITIES—2.2%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	$6,698,448	$7,772,915
Barings CLO, Ltd. (18-3A-A1) 1.22% (3 mo. USD LIBOR + 0.950%)(1),(2)	07/20/29	9,500,000	9,402,173
Corevest American Finance Trust (20-1-A2) 2.30%(1)	03/15/50	22,735,000	21,978,195
Corevest American Finance Trust (20-1-XA) (I/O) 2.86%(1),(3)	03/15/50	62,550,260	7,387,173
Corevest American Finance Trust (20-1-XB) (I/O) 2.23%(1),(3)	03/15/50	38,948,500	5,006,997
EFS Volunteer No 2 LLC (12-1-A2) 1.52% (1 mo. USD LIBOR + 1.350%)(1),(2)	03/25/36	6,306,251	6,265,603
EFS Volunteer No 3 LLC (12-1-A3) 1.17% (1 mo. USD LIBOR + 1.000%)(1),(2)	04/25/33	13,658,238	13,445,707
Global SC Finance SRL (14-1A-A2) 3.09%(1)	07/17/29	6,546,000	6,449,816
Higher Education Funding I (14-1-A) 1.41% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	15,836	15,694
Navient Student Loan Trust (14-3-A) 0.79% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	22,891,576	21,923,517
Navient Student Loan Trust (14-4-A) 0.79% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	12,654,665	12,053,344
Navient Student Loan Trust (16-5A-A) 1.42% (1 mo. USD LIBOR + 1.250%)(1),(2)	06/25/65	15,266,481	15,194,487
Navient Student Loan Trust (17-1A-A3) 1.32% (1 mo. USD LIBOR + 1.150%)(1),(2)	07/26/66	6,130,000	6,055,706
Palmer Square Loan Funding Ltd. (20-2A-A2) 1.82% (3 mo. USD LIBOR + 1.550%)(1),(2)	04/20/28	7,750,000	7,581,438
Rockford Tower CLO, Ltd. (18-1A-A) 1.48% (1 X 3 mo. USD LIBOR + 1.100%)(1),(2)	05/20/31	4,750,000	4,655,984
SLM Student Loan Trust (08-5-A4) 1.94% (3 mo. USD LIBOR + 1.700%)(2)	07/25/23	2,102,361	2,072,314
SLM Student Loan Trust (08-8-B) 2.49% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	5,706,000	5,540,942
Voya CLO, Ltd. (14-3A-A1R) 0.96% (3 mo. USD LIBOR + 0.720%)(1),(2)	07/25/26	1,033,854	1,028,344

Total Asset-backed Securities (Cost: $158,144,975)			153,830,349

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—5.2%
Fannie Mae (20-M10-X1) (I/O) 1.92%(3)	12/25/30	14,254,634	2,105,507
Fannie Mae (20-M10-X2) 1.83%(3)	12/25/30	28,948,249	4,063,978
Fannie Mae (20-M10-X3) (I/O) 1.44%(3)	11/25/28	19,526,084	1,786,254
Fannie Mae (20-M10-X4) (I/O) 1.00%(3)	07/25/32	14,471,292	1,209,961
Fannie Mae (20-M10-X5) (I/O) 1.55%(3)	11/25/28	17,330,000	1,801,480
Fannie Mae (20-M10-X6) (I/O) 1.50%(3)	08/25/28	18,280,000	1,792,464
Fannie Mae (20-M10-X8) (I/O) 0.78%(3)	12/25/27	13,985,000	586,625
Fannie Mae (20-M10-X9) (I/O) 0.99%(3)	12/25/27	12,078,391	560,744
Fannie Mae, Pool #AN4130 3.44%	01/01/37	9,671,111	11,575,631
Fannie Mae, Pool #AN7345 3.21%	11/01/37	10,588,809	12,327,738
Fannie Mae, Pool #AN9040 3.50%	04/01/30	7,373,000	8,590,730
Fannie Mae, Pool #AN9453 3.58%	06/01/30	7,220,000	8,494,021
Fannie Mae, Pool #BL0900 4.08%	02/01/34	17,655,000	22,572,853
Fannie Mae, Pool #BL1414 3.96%	01/01/34	22,510,000	28,343,422
Fannie Mae, Pool #BL2643 3.39%	07/01/34	23,620,500	27,928,064
Fannie Mae, Pool #BL5199 2.51%	02/01/35	27,525,000	30,490,863
Fannie Mae, Pool #BL6137 2.16%	03/01/32	29,240,000	31,758,657
Freddie Mac Multifamily Structured Pass-Through Certificates
1.84%(3)	05/27/33	10,865,000	1,856,304
1.88%(3)	10/27/28	13,840,000	1,785,897
Freddie Mac Multifamily Structured Pass-Through Certificates (K-1510-A3) 3.79%	01/25/34	31,000,000	39,184,806
Freddie Mac Multifamily Structured Pass-Through Certificates (K-1511-A3) 3.54%	03/25/34	25,340,000	31,694,338
Freddie Mac Multifamily Structured Pass-Through Certificates (K-1513-A3) 2.80%	08/25/34	12,850,000	15,053,957
Freddie Mac Multifamily Structured Pass-Through Certificates (K038-X3) (I/O) 2.49%(3)	06/25/42	78,039,937	6,441,697
Freddie Mac Multifamily Structured Pass-Through Certificates (K040-X3) (I/O) 2.04%(3)	11/25/42	77,991,835	5,930,834
Freddie Mac Multifamily Structured Pass-Through Certificates (K042-X3) (I/O) 1.60%(3)	01/25/43	76,625,000	4,800,790
Freddie Mac Multifamily Structured Pass-Through Certificates (K045-X3) (I/O) 1.50%(3)	04/25/43	126,630,757	7,854,311
Freddie Mac Multifamily Structured Pass-Through Certificates (K046-X3) (I/O) 1.51%(3)	04/25/43	94,964,072	5,862,294
Freddie Mac Multifamily Structured Pass-Through Certificates (K105-X3) (I/O) 2.04%(3)	06/25/30	46,088,382	6,862,095
Freddie Mac Multifamily Structured Pass-Through Certificates (K158-A2) 3.90%(3)	12/25/30	31,000,000	38,458,355
Freddie Mac Multifamily Structured Pass-Through Certificates (K159-A3) 3.95%(3)	11/25/33	955,000	1,234,966

Total Commercial Mortgage-Backed Securities—Agency (Cost: $339,140,402)			363,009,636

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—5.4%
1345 Avenue of the Americas & Park Avenue Plaza Trust (05-1-A3) 5.28%(1)	08/10/35	$15,000,000	$16,083,321
Arbor Multifamily Mortgage Securities Trust (20-MF1-A5) 2.76%(1)	05/15/53	12,250,000	13,520,844
BAMLL Commercial Mortgage Securities Trust (20-BOC-A) 2.63%(1)	01/15/32	14,275,000	15,011,670
BANK (18-BN13-A5) 4.22%(3)	08/15/61	7,000,000	8,368,945
BANK (19-BN20-A2) 2.76%	09/15/62	14,450,000	15,853,591
BANK (19-BN21-A4) 2.60%	10/17/52	11,610,000	12,615,988
BANK (19-BN21-A5) 2.85%	10/17/52	13,365,000	14,899,921
BBCMS Mortgage Trust (20-C6-A4) 2.64%	02/15/53	25,990,000	28,578,976
Benchmark Mortgage Trust (18-B8-A5) 4.23%	01/15/52	13,510,000	16,268,757
Benchmark Mortgage Trust (19-B10-3CCB) 3.90%(1),(3)	03/15/62	3,525,000	3,233,035
BX Trust (19-OC11-A) 3.20%(1)	12/09/41	8,270,000	8,819,728
Citigroup Commercial Mortgage Trust (19-C7-A4) 3.10%	12/15/72	3,840,000	4,361,472
CPT Mortgage Trust (19-CPT-A) 2.87%(1)	11/13/39	12,500,000	13,935,708
CSAIL Commercial Mortgage Trust (18-CX11-A3) 4.09%	04/15/51	8,470,000	9,421,987
CSAIL Commercial Mortgage Trust (20-C19-ASB) 2.55%	03/15/53	31,288,000	33,577,609
DBGS BIOD Mortgage Trust (18-C1-A4) 4.47%	10/15/51	8,000,000	9,679,411
DBRR Trust (11-LC2-A4A) 4.54%(1),(3)	07/12/44	8,996,782	9,091,381
DBWF Mortgage Trust (16-85T-A) 3.79%(1)	12/10/36	6,385,000	7,179,026
DC Office Trust (19-MTC-A) 2.97%(1)	09/15/45	5,750,000	6,383,558
GS Mortgage Securities Trust (20-GC47-A5) 2.38%	05/12/53	13,305,000	14,276,606
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(1),(3)	12/10/41	5,750,000	6,438,785
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(1)	06/05/39	13,765,000	15,911,278
MFT Trust (20-ABC-D) 3.48%(1),(3)	02/10/42	3,245,000	2,998,908
Morgan Stanley Capital I Trust (19-L2-A3) 3.81%	03/15/52	6,865,000	8,044,653
Morgan Stanley Capital I Trust (19-L2-A4) 4.07%	03/15/52	8,675,000	10,360,747
Morgan Stanley Capital I Trust (20-CNP-A) 2.51%(1),(3)	04/05/42	18,000,000	19,068,146
One Bryant Park Trust (19-OBP-A) 2.52%(1)	09/15/54	16,825,000	18,258,048
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B) 4.14%(1),(3)	01/05/43	820,000	792,923
Wells Fargo Commercial Mortgage Trust (19-C51-A4) 3.31%	06/15/52	12,725,000	14,590,276
Wells Fargo Re-REMIC Trust (11-RR1-1B) 4.86%(1),(3)	09/17/47	13,695,498	13,796,450

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $355,346,038)			371,421,748

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—53.0%
Fannie Mae, Pool #FM2318 3.50%	09/01/49	68,169,571	73,380,276
Fannie Mae, Pool #MA3811 3.00%	10/01/49	21,538,252	22,445,092
Fannie Mae, Pool #MA4016 2.50%	05/01/40	49,203,798	51,801,075
Fannie Mae , Pool #BM5979 3.50%	09/01/45	14,299,569	15,566,867
Fannie Mae , Pool #FM2342 3.50%	12/01/46	8,050,650	8,764,138
Fannie Mae , Pool #MA3971 3.00%	03/01/50	11,498,015	11,982,124
Fannie Mae 0.47%	06/25/48	42,144,827	42,179,280
Fannie Mae (01-40-Z) 6.00%	08/25/31	151,925	172,285
Fannie Mae (03-117-TG) (PAC) 4.75%	08/25/33	258,794	277,119
Fannie Mae (04-52-SW) (I/O) (I/F) 6.93% (-1 x 1 mo. USD LIBOR + 7.100%)(2)	07/25/34	507,944	83,859
Fannie Mae (04-65-LT) 4.50%	08/25/24	664,556	696,308
Fannie Mae (04-68-LC) 5.00%	09/25/29	1,137,215	1,240,802
Fannie Mae (05-117-LC) (PAC) 5.50%	11/25/35	2,421,583	2,522,688
Fannie Mae (05-74-CP) (I/F) (PAC) 24.12% (-1 x 1 mo. USD LIBOR + 24.750%)(2)	05/25/35	160,176	223,183
Fannie Mae (07-103-AI) (I/O) (I/F) 6.33% (-1 x 1 mo. USD LIBOR + 6.500%)(2)	03/25/37	3,598,771	642,273
Fannie Mae (07-20-SI) (I/O) (I/F) 6.28% (-1 x 1 mo. USD LIBOR + 6.450%)(2)	03/25/37	979,157	184,211
Fannie Mae (07-21-SE) (I/O) (I/F) 6.27% (-1 x 1 mo. USD LIBOR + 6.440%)(2)	03/25/37	843,840	122,549
Fannie Mae (07-56-SG) (I/O) (I/F) 6.24% (-1 x 1 mo. USD LIBOR + 6.410%)(2)	06/25/37	926,150	117,103
Fannie Mae (07-58-SV) (I/O) (I/F) 6.58% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	06/25/37	4,217,319	687,624
Fannie Mae (07-65-S) (I/O) (I/F) 6.43% (-1 x 1 mo. USD LIBOR + 6.600%)(2)	07/25/37	717,045	111,682
Fannie Mae (07-88-FY) 0.63% (-1 x 1 mo. USD LIBOR + 0.460%)(2)	09/25/37	533,207	536,436
Fannie Mae (07-B2-ZA) 5.50%	06/25/37	10,285,160	12,089,415

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae (08-1-AI) (I/O) (I/F) 6.08% (-1 x 1 mo. USD LIBOR + 6.250%)(2)	05/25/37	$4,064,615	$633,287
Fannie Mae (08-13-SB) (I/O) (I/F) 6.07% (-1 x 1 mo. USD LIBOR + 6.240%)(2)	03/25/38	3,661,289	912,626
Fannie Mae (08-23-SB) (I/O) (I/F) 6.68% (-1 x 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	5,737,423	1,076,878
Fannie Mae (08-35-SD) (I/O) (I/F) 6.28% (-1 x 1 mo. USD LIBOR + 6.450%)(2)	05/25/38	510,814	36,219
Fannie Mae (08-66-SG) (I/O) (I/F) 5.90% (-1 x 1 mo. USD LIBOR + 6.070%)(2)	08/25/38	7,700,895	1,725,747
Fannie Mae (08-68-SA) (I/O) (I/F) 5.80% (-1 x 1 mo. USD LIBOR + 5.970%)(2)	08/25/38	2,822,408	431,465
Fannie Mae (09-3-SH) (I/O) (I/F) 5.28% (-1 x 1 mo. USD LIBOR + 5.450%)(2)	06/25/37	1,051,845	138,898
Fannie Mae (09-47-SV) (I/O) (I/F) 6.58% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	759,356	96,432
Fannie Mae (09-51-SA) (I/O) (I/F) 6.58% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	3,536,095	683,997
Fannie Mae (09-6-SD) (I/O) (I/F) 5.38% (-1 x 1 mo. USD LIBOR + 5.550%)(2)	02/25/39	1,005,584	173,533
Fannie Mae (09-68-KB) 4.00%	09/25/24	2,636,931	2,771,732
Fannie Mae (09-71-LB) 4.00%	09/25/29	9,319,783	9,921,065
Fannie Mae (09-72-AC) 4.00%	09/25/29	12,006,889	13,051,579
Fannie Mae (09-72-JS) (I/O) (I/F) 7.08% (-1 x 1 mo. USD LIBOR + 7.250%)(2)	09/25/39	712,705	189,109
Fannie Mae (10-136-CX) (PAC) 4.00%	08/25/39	20,937,000	22,009,852
Fannie Mae (11-111-DB) 4.00%	11/25/41	20,360,891	22,596,116
Fannie Mae (12-128-UY) (PAC) 2.50%	11/25/42	11,738,000	12,776,404
Fannie Mae (12-133-GC) (PAC) 2.50%	08/25/41	18,717,395	19,352,135
Fannie Mae (12-153-PC) (PAC) 2.00%	05/25/42	5,183,661	5,263,931
Fannie Mae (13-101-BO) (P/O) 0.00% (4)	10/25/43	6,110,899	5,846,104
Fannie Mae (13-101-CO) (P/O) 0.00% (4)	10/25/43	14,257,430	13,346,187
Fannie Mae (13-21-EC) (I/O) 2.00%	12/25/38	6,734,312	6,824,635
Fannie Mae (13-95-PN) (PAC) 3.00%	01/25/43	21,400,000	23,201,266
Fannie Mae (16-106-EF) 0.67% (1 mo. USD LIBOR + 0.500%)(2)	01/25/47	22,297,175	22,412,278
Fannie Mae (16-63-AF) 0.67% (1 mo. USD LIBOR + 0.500%)(2)	09/25/46	12,919,556	12,988,339
Fannie Mae (18-25-FA) 0.47% (1 mo. USD LIBOR + 0.300%)(2)	04/25/48	26,327,410	26,328,343
Fannie Mae (18-52 PZ) (PAC) 4.00%	07/25/48	3,073,339	3,407,531
Fannie Mae (18-55 PA) (PAC) 3.50%	01/25/47	12,553,847	13,099,438
Fannie Mae (19-57) 2.50%	10/25/49	17,823,614	18,635,647
Fannie Mae (20-10-FA) 0.67% (1 mo. USD LIBOR + 0.500%)(2)	03/25/50	22,829,118	22,946,094
Fannie Mae (20-12-FL) 0.62% (1 mo. USD LIBOR + 0.450%)(2)	03/25/50	31,966,632	32,073,157
Fannie Mae (93-202-SZ) (I/F) (PAC) 10.00% (Prime+44.3)(2)	11/25/23	26,952	29,446
Fannie Mae (95-21-C) (P/O) 0.00%(4)	05/25/24	160,041	158,538
Fannie Mae (G92-29-J) 8.00%	07/25/22	5,137	5,334
Fannie Mae, Pool #254634 5.50%	02/01/23	38,396	42,403
Fannie Mae, Pool #257536 5.00%	01/01/29	1,080,064	1,188,687
Fannie Mae, Pool #310033 6.00%	07/01/47	446,550	535,021
Fannie Mae, Pool #555424 5.50%	05/01/33	2,541,048	2,940,162
Fannie Mae, Pool #661856 3.87% (12 mo. USD LIBOR + 1.623%)(2)	10/01/32	29,284	29,963
Fannie Mae, Pool #671133 3.29% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	70,157	71,814
Fannie Mae, Pool #672272 3.68% (12 mo. USD LIBOR + 1.677%)(2)	12/01/32	27,042	27,162
Fannie Mae, Pool #687847 3.62% (12 mo. USD LIBOR + 1.617%)(2)	02/01/33	55,036	55,444
Fannie Mae, Pool #692104 3.29% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	379,369	390,348
Fannie Mae, Pool #699866 3.16% (12 mo. USD LIBOR + 1.579%)(2)	04/01/33	201,393	210,524
Fannie Mae, Pool #704454 3.03% (12 mo. USD LIBOR + 1.677%)(2)	05/01/33	53,472	55,252
Fannie Mae, Pool #728824 4.14% (12 mo. USD LIBOR + 1.639%)(2)	07/01/33	71,244	71,548
Fannie Mae, Pool #734384 5.50%	07/01/33	269,539	299,014
Fannie Mae, Pool #888593 7.00%	06/01/37	311,316	376,331
Fannie Mae, Pool #934103 5.00%	07/01/38	272,509	295,730
Fannie Mae, Pool #979563 5.00%	04/01/28	593,866	653,726
Fannie Mae, Pool #995040 5.00%	06/01/23	188,443	198,137
Fannie Mae, Pool #995425 6.00%	01/01/24	821,528	861,170
Fannie Mae, Pool #995573 6.00%	01/01/49	1,303,896	1,409,490
Fannie Mae, Pool #995953 6.00%	11/01/28	2,895,788	3,223,653

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae, Pool #995954 6.00%	03/01/29	$1,620,853	$1,805,144
Fannie Mae, Pool #AA3303 5.50%	06/01/38	2,585,157	2,993,111
Fannie Mae, Pool #AB6210 3.00%	09/01/42	27,447,224	29,742,054
Fannie Mae, Pool #AE0588 6.00%	08/01/37	5,452,175	6,436,995
Fannie Mae, Pool #AL0851 6.00%	10/01/40	3,775,756	4,519,703
Fannie Mae, Pool #AL1594 6.00%	07/01/40	2,931,062	3,502,036
Fannie Mae, Pool #AL9106 4.50%	02/01/46	20,317,130	22,253,748
Fannie Mae, Pool #AS7241 3.50%	05/01/46	14,309,429	15,483,695
Fannie Mae, Pool #AS9454 4.00%	04/01/47	4,180,749	4,468,606
Fannie Mae, Pool #AS9749 4.00%	06/01/47	11,367,178	12,149,842
Fannie Mae, Pool #AS9830 4.00%	06/01/47	13,169,761	14,045,531
Fannie Mae, Pool #AS9972 4.00%	07/01/47	11,541,931	12,307,383
Fannie Mae, Pool #BN4316 4.00%	01/01/49	349,072	375,264
Fannie Mae, Pool #BN6264 4.00%	04/01/49	8,113,162	8,742,622
Fannie Mae, Pool #CA1540 4.00%	04/01/48	28,141,297	30,850,637
Fannie Mae, Pool #CA1710 4.50%	05/01/48	18,557,105	19,973,658
Fannie Mae, Pool #CA1711 4.50%	05/01/48	17,884,039	19,249,214
Fannie Mae, Pool #CA2208 4.50%	08/01/48	19,299,419	20,742,481
Fannie Mae, Pool #MA1561 3.00%	09/01/33	33,289,783	35,630,254
Fannie Mae, Pool #MA1584 3.50%	09/01/33	22,087,210	23,880,558
Fannie Mae, Pool #MA2871 3.00%	01/01/32	9,561,047	10,047,768
Fannie Mae, Pool #MA2995 4.00%	05/01/47	11,454,213	12,242,870
Fannie Mae, Pool #MA3248 3.50%	01/01/33	10,934,206	11,538,093
Fannie Mae, Pool #MA3313 3.50%	03/01/33	2,725,691	2,859,756
Fannie Mae, Pool #MA3340 3.50%	04/01/33	23,169,760	24,346,879
Fannie Mae, Pool #MA3427 4.00%	07/01/33	19,280,863	20,419,753
Fannie Mae, Pool #MA4054 2.50%	06/01/40	3,403,336	3,583,274
Freddie Mac (4896-DA) 3.00%	01/15/49	5,543,200	5,778,821
Freddie Mac , Pool #ZS4755 3.50%	02/01/48	4,944,732	5,227,974
Freddie Mac (4648-FA) 0.67% (1 mo. USD LIBOR + 0.500%)(2)	01/15/47	13,974,501	14,070,546
Freddie Mac (4929-FB) 0.62% (1 mo. USD LIBOR + 0.450%)(2)	09/25/49	22,760,766	22,832,512
Freddie Mac (4959-JF) 0.62% (1 mo. USD LIBOR + 0.450%)(2)	03/25/50	32,067,550	32,179,318
Freddie Mac (1829-ZB) 6.50%	03/15/26	52,961	56,758
Freddie Mac (2367-ZK) 6.00%	10/15/31	108,995	124,177
Freddie Mac (2514-PZ) (PAC) 5.50%	10/15/32	1,723,118	1,950,336
Freddie Mac (2571-PZ) (PAC) 5.50%	02/15/33	3,865,491	4,376,610
Freddie Mac (2642-AR) 4.50%	07/15/23	226,067	236,663
Freddie Mac (2647-OV) (P/O) 0.00%(4)	07/15/33	604,092	547,821
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	1,827,452	1,942,948
Freddie Mac (2666-BD) 4.50%	08/15/23	505,261	530,097
Freddie Mac (2700-B) 4.50%	11/15/23	828,068	858,540
Freddie Mac (2752-GZ) (PAC) 5.00%	02/15/34	15,957,140	17,841,735
Freddie Mac (277-30) 3.00%	09/15/42	23,244,555	25,050,646
Freddie Mac (2882-JH) (PAC) 4.50%	10/15/34	63,829	64,683
Freddie Mac (2903-PO) (P/O) 0.00%(4)	11/15/23	154,654	152,125
Freddie Mac (3045-HZ) 4.50%	10/15/35	1,541,056	1,638,633
Freddie Mac (3063-YG) (PAC) 5.50%	11/15/35	18,506,665	21,566,390
Freddie Mac (3114-KZ) 5.00%	02/15/36	13,761,937	15,899,925
Freddie Mac (3146-GE) 5.50%	04/15/26	3,226,095	3,540,642
Freddie Mac (3149-OD) (P/O) (PAC) 0.00%(4)	05/15/36	4,167,844	4,003,591
Freddie Mac (3315-S) (I/O) (I/F) 6.24% (-1 x 1 mo. USD LIBOR + 6.410%)(2)	05/15/37	1,085,802	158,549
Freddie Mac (3376-SX) (I/O) (I/F) 5.87% (-1 x 1 mo. USD LIBOR + 6.040%)(2)	10/15/37	2,492,546	485,023
Freddie Mac (3410-IS) (I/O) (I/F) 6.10% (-1 x 1 mo. USD LIBOR + 6.270%)(2)	02/15/38	3,320,269	608,172
Freddie Mac (3424-BI) (I/O) (I/F) 6.63% (-1 x 1 mo. USD LIBOR + 6.800%)(2)	04/15/38	3,609,804	981,303
Freddie Mac (3512-AY) 4.00%	02/15/24	49,752	49,898
Freddie Mac (3519-SH) (I/O) (I/F) 5.33% (-1 x 1 mo. USD LIBOR + 5.500%)(2)	07/15/37	349,611	41,482
Freddie Mac (3531-SC) (I/O) (I/F) 6.13% (-1 x 1 mo. USD LIBOR + 6.300%)(2)	05/15/39	5,169,497	491,601
Freddie Mac (3541-SA) (I/O) (I/F) 6.58% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	06/15/39	1,646,167	398,880
Freddie Mac (3550-GS) (I/O) (I/F) 6.58% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/15/39	4,839,076	1,237,231

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac (3551-VZ) 5.50%	12/15/32	$2,094,762	$2,417,762
Freddie Mac (3557-KB) 4.50%	07/15/29	4,260,574	4,545,131
Freddie Mac (3557-NB) 4.50%	07/15/29	9,757,255	10,575,251
Freddie Mac (3558-KB) 4.00%	08/15/29	4,885,474	5,203,027
Freddie Mac (3565-XB) 4.00%	08/15/24	5,026,575	5,208,047
Freddie Mac (3575-D) 4.50%	03/15/37	663,727	740,318
Freddie Mac (3626-MD) (PAC) 5.00%	01/15/38	9,257,493	9,497,116
Freddie Mac (3719-PJ) (PAC) 4.50%	09/15/40	20,025,406	22,824,919
Freddie Mac (3788-SB) (I/O) (I/F) 6.31% (-1 x 1 mo. USD LIBOR + 6.480%)(2)	01/15/41	6,984,475	1,729,258
Freddie Mac (3885-PO) (P/O) (PAC) 0.00%(4)	11/15/33	1,665,443	1,599,794
Freddie Mac (3930-KE) (PAC) 4.00%	09/15/41	10,470,000	12,069,436
Freddie Mac (4030-HS) (I/O) (I/F) 6.44% (-1 x 1 mo. USD LIBOR + 6.610%)(2)	04/15/42	2,880,212	618,606
Freddie Mac (4604-PB) (PAC) 3.00%	01/15/46	2,201,517	2,440,452
Freddie Mac (4846-PA) 4.00%	06/15/47	6,895,350	7,268,438
Freddie Mac (R002-ZA) 5.50%	06/15/35	3,656,830	4,278,649
Freddie Mac, Pool #A91162 5.00%	02/01/40	16,932,083	19,567,661
Freddie Mac, Pool #A92195 5.00%	05/01/40	4,998,927	5,753,413
Freddie Mac, Pool #C90552 6.00%	06/01/22	11,013	12,258
Freddie Mac, Pool #G01959 5.00%	12/01/35	97,660	112,050
Freddie Mac, Pool #G06173 4.00%	11/01/40	21,035,881	23,817,043
Freddie Mac, Pool #G07556 4.00%	11/01/43	6,609,360	7,512,173
Freddie Mac, Pool #G07786 4.00%	08/01/44	23,291,421	25,998,418
Freddie Mac, Pool #G07848 3.50%	04/01/44	53,710,943	59,788,867
Freddie Mac, Pool #G08687 3.50%	01/01/46	55,074,695	59,026,422
Freddie Mac, Pool #G08710 3.00%	06/01/46	2,876,337	3,051,718
Freddie Mac, Pool #G08715 3.00%	08/01/46	55,391,858	58,769,312
Freddie Mac, Pool #G08716 3.50%	08/01/46	15,284,270	16,322,352
Freddie Mac, Pool #G08721 3.00%	09/01/46	61,822,614	65,592,177
Freddie Mac, Pool #G08833 5.00%	07/01/48	8,967,798	9,801,759
Freddie Mac, Pool #G08840 5.00%	08/01/48	1,636,090	1,790,688
Freddie Mac, Pool #G08843 4.50%	10/01/48	13,353,003	14,372,110
Freddie Mac, Pool #G08848 4.50%	11/01/48	6,609,838	7,108,760
Freddie Mac, Pool #G08849 5.00%	11/01/48	11,442,372	12,515,250
Freddie Mac, Pool #G12635 5.50%	03/01/22	40,005	40,339
Freddie Mac, Pool #G13390 6.00%	01/01/24	193,483	200,559
Freddie Mac, Pool #G16085 2.50%	02/01/32	5,575,001	5,937,046
Freddie Mac, Pool #G16258 2.50%	06/01/32	24,956,458	26,453,141
Freddie Mac, Pool #G16598 2.50%	12/01/31	32,928,922	34,873,977
Freddie Mac, Pool #G18592 3.00%	03/01/31	26,522,694	27,920,080
Freddie Mac, Pool #G18627 3.00%	01/01/32	15,432,974	16,246,220
Freddie Mac, Pool #G30194 6.50%	04/01/21	746	748
Freddie Mac, Pool #G30450 6.00%	01/01/29	1,079,477	1,202,482
Freddie Mac, Pool #G30452 6.00%	10/01/28	1,114,739	1,241,422
Freddie Mac, Pool #G30454 5.00%	05/01/29	1,438,603	1,589,710
Freddie Mac, Pool #G60238 3.50%	10/01/45	6,916,264	7,552,698
Freddie Mac, Pool #G60440 3.50%	03/01/46	49,655,351	54,193,596
Freddie Mac, Pool #G67700 3.50%	08/01/46	44,433,581	48,466,812
Freddie Mac, Pool #G67703 3.50%	04/01/47	72,210,664	78,697,521
Freddie Mac, Pool #G67705 4.00%	10/01/47	7,078,006	7,787,827
Freddie Mac, Pool #G67706 3.50%	12/01/47	49,672,449	54,103,599
Freddie Mac, Pool #G67707 3.50%	01/01/48	24,200,253	26,918,414
Freddie Mac, Pool #G67708 3.50%	03/01/48	68,212,503	73,572,805
Freddie Mac, Pool #G67709 3.50%	03/01/48	40,228,674	43,995,193
Freddie Mac, Pool #G67710 3.50%	03/01/48	48,262,813	51,919,682
Freddie Mac, Pool #G67717 4.00%	11/01/48	68,972,069	75,697,905
Freddie Mac, Pool #G67718 4.00%	01/01/49	22,214,093	24,032,940
Freddie Mac, Pool #H82001 5.50%	07/01/37	179,762	204,991
Freddie Mac, Pool #N70081 5.50%	07/01/38	2,536,225	2,891,797
Freddie Mac, Pool #P51350 5.00%	03/01/36	2,506,658	2,890,345
Freddie Mac, Pool #RB5048 2.50%	05/01/40	28,736,027	30,256,567
Freddie Mac, Pool #RB5054 2.50%	06/01/40	5,956,952	6,272,158
Freddie Mac, Pool #SD7511 3.50%	01/01/50	54,098,235	58,267,174
Freddie Mac, Pool #SD7513 3.50%	04/01/50	28,326,403	30,889,940
Freddie Mac, Pool #ZT1491 3.50%	11/01/48	18,931,502	20,414,073

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Ginnie Mae (03-42-SH) (I/O) (I/F) 6.36% (-1 x 1 mo. USD LIBOR + 6.550%)(2)	05/20/33	$621,170	$118,841
Ginnie Mae (11-70-BO) (P/O) 0.00%(4)	05/20/41	7,559,850	7,093,614
Ginnie Mae (15-42-ZB) 3.00%	03/20/45	18,718,995	20,685,552
Ginnie Mae (15-43-DM) 2.50%	03/20/45	37,325,347	40,102,620
Ginnie Mae (15-44-Z) 3.00%	03/20/45	12,667,310	14,340,649
Ginnie Mae, Pool #MA3662 3.00%	05/20/46	14,541,573	15,424,277
Ginnie Mae II, Pool #MA6030 3.50%	07/20/49	20,916,679	21,624,275
Ginnie Mae II, Pool #80963 3.25% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	07/20/34	127,246	131,319
Ginnie Mae II, Pool #MA2374 5.00%	11/20/44	493,687	558,758
Ginnie Mae II, Pool #MA2828 4.50%	05/20/45	337,155	371,793
Ginnie Mae II, Pool #MA3456 4.50%	02/20/46	1,848,117	2,037,373
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	53,670,070	57,380,916
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	26,225,475	28,038,751
Ginnie Mae II, Pool #MA3665 4.50%	05/20/46	2,991,124	3,277,297
Ginnie Mae II, Pool #MA3736 3.50%	06/20/46	20,684,943	22,089,281
Ginnie Mae II, Pool #MA3739 5.00%	06/20/46	5,395,144	6,134,719
Ginnie Mae II, Pool #MA3876 4.50%	08/20/46	190,619	208,856
Ginnie Mae II, Pool #MA3877 5.00%	08/20/46	2,382,924	2,708,178
Ginnie Mae II, Pool #MA4006 4.50%	10/20/46	87,454	96,176
Ginnie Mae II, Pool #MA4007 5.00%	10/20/46	5,521,357	6,278,078
Ginnie Mae II, Pool #MA4071 4.50%	11/20/46	400,494	441,290
Ginnie Mae II, Pool #MA4126 3.00%	12/20/46	72,638,465	76,997,834
Ginnie Mae II, Pool #MA4129 4.50%	12/20/46	131,118	146,781
Ginnie Mae II, Pool #MA4199 5.00%	01/20/47	5,346,189	6,074,712
Ginnie Mae II, Pool #MA4264 4.50%	02/20/47	15,192,402	16,565,210
Ginnie Mae II, Pool #MA4265 5.00%	02/20/47	4,886,048	5,555,035
Ginnie Mae II, Pool #MA4324 5.00%	03/20/47	5,669,377	6,346,159
Ginnie Mae II, Pool #MA4385 5.00%	04/20/47	1,112,650	1,228,560
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	918,960	1,013,604
Ginnie Mae II, Pool #MA4512 4.50%	06/20/47	39,939,849	43,361,656
Ginnie Mae II, Pool #MA4513 5.00%	06/20/47	3,420,649	3,777,051
Ginnie Mae II, Pool #MA4781 5.00%	10/20/47	4,292,836	4,735,238
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	24,206,271	25,609,117
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	24,150,174	25,984,566
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	17,934,670	19,021,177
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	1,649,641	1,769,996
Ginnie Mae II, Pool #MA4962 3.50%	01/20/48	22,037,339	23,372,391
Ginnie Mae II, Pool #MA5466 4.00%	09/20/48	16,043,062	17,157,370
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	1,844,865	1,984,761
Ginnie Mae II, Pool #MA5528 4.00%	10/20/48	13,624,101	14,564,508
Ginnie Mae II, Pool #MA6080 3.00%	08/20/49	1,826,833	1,902,787
Ginnie Mae II, Pool #MA6081 3.50%	08/20/49	5,913,583	6,113,636
Ginnie Mae II, Pool #MA6209 3.00%	10/20/49	25,106,434	26,019,748
Ginnie Mae II TBA, 30 Year
3.00%(5)	08/01/50	24,450,000	25,856,830
2.50%(5)	08/01/50	130,475,000	137,865,186
Uniform Mortgage-Backed Securities TBA, 15 Year
3.00%(5)	08/01/35	960,000	1,007,700
2.00%(5)	08/01/35	56,150,000	58,426,706
2.50%(5)	08/01/35	1,300,000	1,362,846
Uniform Mortgage-Backed Securities TBA, 30 Year
2.00%(5)	08/01/50	16,400,000	16,995,781
2.00%(5)	08/01/50	145,375,000	150,387,789
2.50%(5)	08/01/50	89,650,000	94,041,447
2.50%(5)	08/01/50	135,635,000	142,528,646
3.00%(5)	08/01/50	33,225,000	35,073,842
5.00%(5)	08/01/50	5,825,000	6,372,004

Total Residential Mortgage-Backed Securities—Agency (Cost: $3,520,696,103)			3,678,043,552

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—17.1%
ACE Securities Corp. (07-ASP1-A2C) 0.43% (1 mo. USD LIBOR + 0.260%)(2)	03/25/37	13,271,645	8,130,925
ACE Securities Corp. (07-ASP1-A2D) 0.55% (1 mo. USD LIBOR + 0.380%)(2),(6)	03/25/37	7,133,368	4,490,733
ACE Securities Corp. Home Equity Loan Trust (07-HE1-A1) 0.32% (1 mo. USD LIBOR + 0.150%)(2)	01/25/37	34,496,176	23,448,172
Adjustable Rate Mortgage Trust (04-5-3A1) 3.77%(3)	04/25/35	107,372	108,351
Argent Securities, Inc. Asset-Backed Pass-Through Certificates (05-W3-M2) 0.63% (1 mo. USD LIBOR + 0.460%)(2)	11/25/35	24,000,000	17,345,690
Asset-Backed Funding Certificates (07-NC1-A2) 0.47% (1 mo. USD LIBOR + 0.300%)(1),(2)	05/25/37	7,054,109	6,713,548
Asset-Backed Funding Certificates (07-WMC1-A2A) 0.92% (1 mo. USD LIBOR + 0.750%)(2)	06/25/37	13,241,233	11,686,822

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Banc of America Funding Corp. (04-B-3A1) 3.60%(3),(6)	12/20/34	$239,052	$209,519
Banc of America Funding Corp. (06-D-2A1) 3.50%(3),(6)	05/20/36	53,951	49,986
Banc of America Funding Corp. (06-D-3A1) 3.61%(3),(6)	05/20/36	2,441,026	2,307,387
Banc of America Funding Corp. (15-R8-1A1) 2.34%(1),(3)	11/26/46	3,770,976	3,734,413
Banc of America Funding Trust (06-3-4A14) 6.00%	03/25/36	720,146	759,840
Banc of America Funding Trust (06-3-5A3) 5.50%(6)	03/25/36	2,420,080	2,306,523
BCAP LLC Trust (08-IND2-A1) 1.82% (1 mo. USD LIBOR + 1.650%)(2)	04/25/38	3,577,611	3,583,633
BCAP LLC Trust (11-RR4-3A3) 3.59%(1),(3)	07/26/36	130,791	130,939
Bear Stearns Alt-A Trust (05-2-2A4) 3.60%(3)	04/25/35	2,555	2,514
Bear Stearns Alt-A Trust (05-4-23A1) 3.75%(3)	05/25/35	3,781,743	3,713,245
Bear Stearns Alt-A Trust (06-4-32A1) 3.40%(3)	07/25/36	407,893	278,905
Bear Stearns ARM Trust (04-12-1A1) 3.92%(3)	02/25/35	651,993	658,732
Bear Stearns ARM Trust (05-10-A3) 4.02%(3)	10/25/35	3,010,742	2,994,517
Bear Stearns ARM Trust (06-2-2A1) 3.51%(3),(6)	07/25/36	1,217,793	1,118,126
Bear Stearns ARM Trust (07-1-1A1) 3.85%(3)	02/25/47	19,729,513	19,056,468
Bear Stearns ARM Trust (07-1-2A1) 4.14%(3),(6)	02/25/47	159,542	149,985
Bear Stearns ARM Trust (07-5-3A1) 3.73%(3),(6)	08/25/47	853,018	722,718
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3) 5.50%(3)	09/25/35	1,303,925	1,328,194
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4) 5.40%(3)	09/25/35	2,788,013	2,829,144
Bear Stearns Mortgage Funding Trust (06-AR1-2A1) 0.39% (1 mo. USD LIBOR + 0.220%)(2)	08/25/36	14,407,574	13,360,556
Bear Stearns Mortgage Funding Trust (06-AR3-1A1) 0.35% (1 mo. USD LIBOR + 0.180%)(2)	10/25/36	560,778	522,266
BNC Mortgage Loan Trust (07-1-A4) 0.33% (1 mo. USD LIBOR + 0.160%)(2)	03/25/37	7,990,607	7,634,456
Chase Mortgage Finance Corp. (06-A1-2A1) 3.91%(3)	09/25/36	600,598	537,610
Chase Mortgage Finance Corp. (07-A1-8A1) 4.26%(3)	02/25/37	2,587,515	2,571,904
Chaseflex Trust (05-1-1A5) 6.50%(6)	02/25/35	3,006,591	2,898,719
CIM Trust (17-8-A1) 3.00%(1),(3)	12/25/65	30,892,078	30,935,568
CIM Trust (18-R2-A1) 3.69%(1),(3)	08/25/57	4,054,789	3,950,308
CIM Trust (18-R5-A1) 3.75%(1),(3)	07/25/58	22,649,356	21,979,814
CIM Trust (18-R6-A1) 1.25% (1 mo. USD LIBOR + 1.076%)(1),(2)	09/25/58	17,284,670	16,966,348
CIM Trust (19-R3-A) 2.63%(1),(3)	06/25/58	21,843,465	21,865,608
CIM Trust (20-R1-A1) 2.85%(1),(3)	10/27/59	30,930,847	27,156,699
CIM Trust (20-R3-A1A) 4.00%(1),(3)	01/26/60	28,242,094	28,779,770
CIM Trust (20-R4-A1A) 3.30%(1),(3)	06/25/60	29,762,328	30,248,386
Citicorp Mortgage Securities Trust, Inc. (07-4-3A1) 5.50%	05/25/37	39,565	39,522
Citigroup Mortgage Loan Trust (06-HE3-A1) 0.31% (1 mo. USD LIBOR + 0.140%)(1),(2)	12/25/36	12,613,963	12,160,014
Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A) 3.49%(3),(6)	07/25/36	2,979,353	2,314,131
Citigroup Mortgage Loan Trust, Inc. (07-12-2A1) 6.50%(1),(6)	10/25/36	2,963,399	2,391,350
Citigroup Mortgage Loan Trust, Inc. (14-10-2A1) 0.43% (1 mo. USD LIBOR + 0.250%)(1),(2)	07/25/37	33,528	33,815
Conseco Finance Securitizations Corp. (00-4-A5) 7.97%	05/01/32	45,277,023	13,898,364
Conseco Financial Corp. (99-2-A7) 6.44%	12/01/30	2,364,482	2,534,525
Countrywide Alternative Loan Trust (05-20CB-4A1) 5.25%(6)	07/25/20	32,489	32,457
Countrywide Alternative Loan Trust (05-84-1A1) 3.17%(3),(6)	02/25/36	147,440	115,799
Countrywide Alternative Loan Trust (05-J1-2A1) 5.50%	02/25/25	459,898	471,174
Countrywide Alternative Loan Trust (06-HY12-A5) 3.25%(3)	08/25/36	9,033,907	9,206,865
Countrywide Alternative Loan Trust (06-J3-3A1) 5.50%(6)	04/25/21	3,984	3,978
Countrywide Alternative Loan Trust (07-19-1A34) 6.00%	08/25/37	14,363,134	10,420,755
Countrywide Alternative Loan Trust (07-HY5R-2A1A) 3.04%(7)	03/25/47	630	—
Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3) 5.50%	08/25/34	4,854,865	5,067,433
Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1) 0.77% (1 mo. USD LIBOR + 0.600%)(2)	05/25/35	8,913,740	7,343,130
Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1) 3.41%(3)	09/20/35	24,962	20,708
Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1) 4.29%(3)	09/25/47	5,913	5,274
Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1) 3.06%(3),(6)	03/25/37	37,089	31,593
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	28,169	29,874
Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1) 6.50%(6)	12/25/35	1,865,203	1,411,225
Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1) 6.50%	01/25/36	7,481,280	4,041,228
Credit Suisse Mortgage Capital Certificates (15-5R-2A1) 0.44%(1),(3)	04/27/47	2,630,426	2,610,498

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Credit Suisse Mortgage Trust (13-7R-4A1) 0.50% (1 mo. USD LIBOR + 0.160%)(1),(2)	07/26/36	$1,315,412	$1,291,243
Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2) 3.20%	01/25/36	3,659,866	2,995,904
Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4) 0.33% (1 mo. USD LIBOR + 0.160%)(2)	10/25/36	25,443,984	19,898,597
Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4) 0.40% (1 mo. USD LIBOR + 0.230%)(2)	11/25/36	15,099,329	9,467,634
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B) 3.89%	02/25/37	3,118,128	2,504,360
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C) 3.89%	02/25/37	10,725,759	8,613,470
CSMC Mortgage-Backed Trust (06-8-3A1) 6.00%(6)	10/25/21	1,390,011	1,143,722
CSMC Mortgage-Backed Trust (06-9-5A1) 5.50%	11/25/36	2,009,365	1,966,530
CSMC Mortgage-Backed Trust (07-2-3A4) 5.50%(6)	03/25/37	6,205,411	5,142,808
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (05-1-1A3) 0.67% (1 mo. USD LIBOR + 0.500%)(2)	02/25/35	6,703,993	6,414,735
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6) 0.36% (1 mo. USD LIBOR + 0.190%)(2),(6)	02/25/37	282,312	249,969
DSLA Mortgage Loan Trust (05-AR6-2A1A) 0.48% (1 mo. USD LIBOR + 0.290%)(2)	10/19/45	2,324,003	2,113,637
DSLA Mortgage Loan Trust (06-AR2-2A1A) 0.39% (1 mo. USD LIBOR + 0.200%)(2)	10/19/36	25,346,036	20,382,780
DSLA Mortgage Loan Trust (07-AR1-2A1A) 0.33% (1 mo. USD LIBOR + 0.140%)(2)	04/19/47	6,520,837	5,737,457
Fieldstone Mortgage Investment Corp. (07-1-2A2) 0.44% (1 mo. USD LIBOR + 0.270%)(2)	04/25/47	3,619,525	2,964,918
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C) 0.33% (1 mo. USD LIBOR + 0.160%)(2)	12/25/37	14,614,104	13,064,376
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D) 0.38% (1 mo. USD LIBOR + 0.210%)(2)	12/25/37	8,576,054	7,704,370
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C) 0.31% (1 mo. USD LIBOR + 0.140%)(2)	01/25/38	4,231,483	2,738,544
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D) 0.39% (1 mo. USD LIBOR + 0.220%)(2)	01/25/38	20,711,395	13,595,465
First Franklin Mortgage Loan Trust (06-FF12-A1) 0.28% (1 mo. USD LIBOR + 0.105%)(2)	09/25/36	9,653,068	7,732,823
First Franklin Mortgage Loan Trust (06-FF9-2A4) 0.42% (1 mo. USD LIBOR + 0.250%)(2)	06/25/36	5,068,000	3,808,975
First Franklin Mortgage Loan Trust (07-FF2-A1) 0.31% (1 mo. USD LIBOR + 0.140%)(2)	03/25/37	44,275,754	30,540,799
First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1) 3.44%(3)	05/25/35	2,466,219	2,388,709
First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1) 3.20%(3),(6)	09/25/35	2,466,017	2,225,246
First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1) 3.41%(3),(6)	09/25/35	1,684,210	1,590,642
First Horizon Alternative Mortgage Securities Trust (06-AA7-A1) 3.23%(3),(6)	01/25/37	7,551,997	6,526,403
Fremont Home Loan Trust (05-E-2A4) 0.50% (1 mo. USD LIBOR + 0.330%)(2)	01/25/36	13,452,681	12,891,033
Fremont Home Loan Trust (06-1-2A3) 0.35% (1 mo. USD LIBOR + 0.180%)(2)	04/25/36	1,684,153	1,650,597
GMAC Mortgage Loan Trust (05-AR5-2A1) 4.30%(3)	09/19/35	2,187,229	1,752,847
GreenPoint Mortgage Funding Trust (05-AR3-1A1) 0.41% (1 mo. USD LIBOR + 0.240%)(2)	08/25/45	438,623	410,414
GreenPoint Mortgage Funding Trust (06-AR5-A2A2) 0.32% (1 mo. USD LIBOR + 0.150%)(2),(7)	10/25/46	12,739	—
GSAA Home Equity Trust (05-7-AF5) 4.61%	05/25/35	348,557	354,220
GSR Mortgage Loan Trust (04-9-3A1) 3.05%(3)	08/25/34	1,680,216	1,680,810
GSR Mortgage Loan Trust (07-3F-3A7) 6.00%(6)	05/25/37	7,812,014	7,026,268
GSR Mortgage Loan Trust (07-AR2-2A1) 3.98%(3)	05/25/37	2,321,953	1,862,905
GSR Mortgage Loan Trust (07-AR2-5A1A) 3.96%(3)	05/25/37	1,242,957	1,088,173
Harborview Mortgage Loan Trust (05-9-2A1A) 0.53%(1 mo. USD LIBOR + 0.340%)(2)	06/20/35	2,135,898	1,911,097
HarborView Mortgage Loan Trust (07-3-1A1A) 0.39% (1 mo. USD LIBOR + 0.200%)(2)	05/19/47	13,353,279	12,041,067
HSI Asset Loan Obligation Trust (07-2-2A12) 6.00%	09/25/37	734,682	697,494
HSI Asset Securitization Corp. (06-HE2-1A) 0.30% (1 mo. USD LIBOR + 0.130%)(2)	12/25/36	42,360,723	21,308,791
Impac CMB Trust (04-5-1A1) 0.89% (1 mo. USD LIBOR + 0.720%)(2)	10/25/34	3,548	3,456
Impac CMB Trust (05-1-1A1) 0.69% (1 mo. USD LIBOR + 0.520%)(2)	04/25/35	893,888	842,122
Impac CMB Trust (05-5-A2) 0.61% (1 mo. USD LIBOR + 0.440%)(2)	08/25/35	4,310,505	4,165,653

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Impac Secured Assets Trust (06-3-A1) 0.34% (1 mo. USD LIBOR + 0.170%)(2),(6)	11/25/36	$6,666,868	$5,503,718
Indymac Index Mortgage Loan Trust (04-AR4-2A) 3.36%(3)	08/25/34	3,797,261	3,842,714
Indymac Index Mortgage Loan Trust (04-AR9-4A) 4.13%(3)	11/25/34	527,584	524,371
Indymac Index Mortgage Loan Trust (05-AR17-3A1) 3.31%(3)	09/25/35	3,632,675	2,958,007
Indymac Index Mortgage Loan Trust (05-AR23-2A1) 3.52%(3)	11/25/35	2,630,442	2,422,948
Indymac Index Mortgage Loan Trust (05-AR23-6A1) 3.47%(3)	11/25/35	3,500,132	3,303,811
Indymac Index Mortgage Loan Trust (05-AR25-2A1) 3.31%(3)	12/25/35	1,854,541	1,738,667
Indymac Index Mortgage Loan Trust (05-AR7-2A1) 3.33%(3)	06/25/35	1,836,567	1,543,460
Indymac Index Mortgage Loan Trust (06-AR39-A1) 0.35% (1 mo. USD LIBOR + 0.180%)(2)	02/25/37	6,760,378	6,303,264
Indymac Index Mortgage Loan Trust (07-AR11-1A1) 3.04%(3),(6)	06/25/37	18,118	17,564
Indymac Index Mortgage Loan Trust (07-AR5-2A1) 3.42%(3),(6)	05/25/37	12,446,986	11,319,091
Indymac Index Mortgage Loan Trust (07-AR7-1A1) 3.63%(3)	11/25/37	2,824,693	2,657,583
IndyMac INDX Mortgage Loan Trust (06-AR6-2A1A) 0.37% (1 mo. USD LIBOR + 0.200%)(2),(6)	06/25/46	11,640,258	9,315,243
JPMorgan Alternative Loan Trust (06-A2-5A1) 3.67%(3)	05/25/36	4,960,932	3,615,655
JPMorgan Alternative Loan Trust (06-A4-A8) 3.37%(3),(6)	09/25/36	982,746	955,745
JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4) 5.76%	10/25/36	5,661,206	4,541,399
JPMorgan Mortgage Acquisition Trust (06-WMC4-A3) 0.29% (1 mo. USD LIBOR + 0.120%)(2)	12/25/36	31,778,639	18,710,141
JPMorgan Mortgage Trust (05-A6-7A1) 4.08%(3),(6)	08/25/35	226,189	205,099
JPMorgan Mortgage Trust (06-A2-5A3) 4.01%(3)	11/25/33	1,269,042	1,263,159
JPMorgan Mortgage Trust (06-A4-1A4) 3.61%(3),(6)	06/25/36	339,322	304,227
JPMorgan Mortgage Trust (06-A7-2A4R) 3.79%(3),(6)	01/25/37	15,989	14,582
JPMorgan Mortgage Trust (06-S2-2A2) 5.88%(6)	06/25/21	354,016	321,771
JPMorgan Resecuritization Trust Series (14-6-3A1) 0.39% (1 mo. USD LIBOR + 0.210%)(1),(2)	07/27/46	1,108,853	1,107,492
Lehman Mortgage Trust (06-4-4A1) 6.00%(6)	08/25/21	758,831	777,639
Lehman XS Trust (06-10N-1A3A) 0.38% (1 mo. USD LIBOR + 0.210%)(2)	07/25/46	11,413,927	10,983,001
Lehman XS Trust (06-12N-A31A) 0.37% (1 mo. USD LIBOR + 0.200%)(2)	08/25/46	3,727,962	3,462,822
Lehman XS Trust (06-GP2-3A1) 0.37% (1 mo. USD LIBOR + 0.200%)(2)	06/25/46	18,571,403	15,276,351
Lehman XS Trust (06-GP4-3A2A) 0.33% (1 mo. USD LIBOR + 0.160%)(2),(7)	08/25/46	18,624	—
Lehman XS Trust (06-GP4-3A5) 0.40% (1 mo. USD LIBOR + 0.225%)(2)	08/25/46	12,354,724	11,650,488
MASTR Alternative Loans Trust (05-4-1A1) 6.50%	05/25/35	4,983,807	4,939,619
MASTR Alternative Loans Trust (06-2-2A1) 0.57% (1 mo. USD LIBOR + 0.400%)(2),(6),(7)	03/25/36	65,962	3,690
MASTR Asset Securitization Trust (06-3-2A1) 0.62% (1 mo. USD LIBOR + 0.450%)(2)	10/25/36	35,535	5,852
MASTR Asset-Backed Securities Trust (06-AB1-A4) 5.72%	02/25/36	594,167	589,593
MASTR Asset-Backed Securities Trust (06-HE5-A3) 0.33% (1 mo. USD LIBOR + 0.160%)(2)	11/25/36	18,534,900	13,614,553
MASTR Seasoned Securitization Trust (04-1-4A1) 3.56%(3)	10/25/32	7,701	7,578
Merrill Lynch Alternative Note Asset Trust (07-A1-A2C) 0.40% (1 mo. USD LIBOR + 0.230%)(2)	01/25/37	1,807,015	789,915
Merrill Lynch Alternative Note Asset Trust (07-A1-A3) 0.33% (1 mo. USD LIBOR + 0.160%)(2)	01/25/37	929,528	402,223
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B) 0.34% (1 mo. USD LIBOR + 0.170%)(2)	04/25/37	7,190,225	3,829,258
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C) 0.42% (1 mo. USD LIBOR + 0.250%)(2)	04/25/37	24,288,795	13,183,472
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D) 0.51% (1 mo. USD LIBOR + 0.340%)(2)	04/25/37	6,201,503	3,437,323
Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C) 0.41% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	5,452,147	3,518,695
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B) 0.30% (1 mo. USD LIBOR + 0.130%)(2),(6)	06/25/37	2,513,499	1,869,382
Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3) 0.33% (1 mo. USD LIBOR + 0.160%)(2)	07/25/37	32,101,213	20,714,093
Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1) 2.56% (1 year Treasury Constant Maturity Rate + 2.400%)(2)	08/25/36	1,059,453	993,009
Mid-State Trust (05-1-A) 5.75%	01/15/40	2,460,134	2,670,850
Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2) 1.13% (1 mo. USD LIBOR + 0.960%)(2)	09/25/34	606,378	593,692
Morgan Stanley Home Equity Loan Trust (06-2-A4) 0.45% (1 mo. USD LIBOR + 0.280%)(2)	02/25/36	2,203,081	2,112,290

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Morgan Stanley Mortgage Loan Trust (07-3XS-2A6) 5.76%	01/25/47	$2,481,175	$1,186,290
Morgan Stanley Mortgage Loan Trust (07-7AX-2A1) 0.29% (1 mo. USD LIBOR + 0.120%)(2)	04/25/37	3,381,591	1,498,648
Morgan Stanley Resecuritization Trust (14-R2-2A) 3.35%(1),(3)	12/26/46	3,804,593	3,818,378
MortgageIT Trust (05-4-A1) 0.45% (1 mo. USD LIBOR + 0.280%)(2)	10/25/35	1,660,247	1,602,057
New Century Home Equity Loan Trust (06-1-A2B) 0.35% (1 mo. USD LIBOR + 0.180%)(2)	05/25/36	26,941,496	25,079,353
Nomura Resecuritization Trust (15-2R-1A1) 2.50% (12 mo. Monthly Treasury Average Index + 1.000%)(1),(2)	08/26/46	1,273,960	1,274,404
Nomura Resecuritization Trust (15-4R-2A1) 0.32% (1 mo. USD LIBOR + 0.306%)(1),(2)	10/26/36	1,856,826	1,864,029
Nomura Resecuritization Trust (15-5R-2A1) 3.65%(1),(3)	03/26/35	1,787,381	1,801,412
Nomura Resecuritization Trust (15-7R-2A1) 3.49%(1),(3)	08/26/36	960,144	966,072
Oakwood Mortgage Investors, Inc. (02-A-A4) 6.97%(3)	03/15/32	1,587,496	1,650,313
Oakwood Mortgage Investors, Inc. (99-E-A1) 7.61%(3)	03/15/30	3,852,094	3,180,146
Opteum Mortgage Acceptance Corp. (06-1-2A1) 5.75%(3)	04/25/36	158,967	158,960
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 0.44% (1 mo. USD LIBOR + 0.270%)(2)	03/25/37	15,062,985	14,439,314
Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C) 0.33% (1 mo. USD LIBOR + 0.160%)(2)	09/25/37	15,224,538	8,799,580
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3) 1.00% (1 mo. USD LIBOR + 0.825%)(2)	07/25/35	10,000,000	9,041,509
Prime Mortgage Trust (06-1-1A1) 5.50%(6)	06/25/36	1,289,804	1,276,675
RAAC Series Trust (05-SP1-4A1) 7.00%	09/25/34	2,957,344	3,053,656
RAAC Series Trust (07-SP1-A3) 0.65% (1 mo. USD LIBOR + 0.480%)(2)	03/25/37	361,552	361,885
RALI Trust (05-QA13-2A1) 4.44%(3),(6)	12/25/35	574,906	511,054
RALI Trust (05-QA7-A21) 3.66%(3),(6)	07/25/35	1,883,097	1,766,761
RALI Trust (06-QA3-A1) 0.37% (1 mo. USD LIBOR + 0.200%)(2)	04/25/36	1,394,924	1,401,382
Residential Accredit Loans, Inc. (05-QA8-CB21) 3.94%(3),(6)	07/25/35	3,942,151	2,937,240
Residential Accredit Loans, Inc. (05-QS7-A1) 5.50%(6)	06/25/35	718,948	682,148
Residential Accredit Loans, Inc. (06-QA1-A21) 4.49%(3),(6)	01/25/36	15,377	13,121
Residential Accredit Loans, Inc. (06-QA10-A2) 0.35% (1 mo. USD LIBOR + 0.180%)(2),(6)	12/25/36	13,952,211	12,795,927
Residential Accredit Loans, Inc. (06-QA2-1A1) 0.42% (1 mo. USD LIBOR + 0.250%)(2),(6)	02/25/36	18,632	12,070
Residential Accredit Loans, Inc. (06-QS10-AV) (I/O) 0.56%(3),(7)	08/25/36	32,976,800	666,379
Residential Accredit Loans, Inc. (06-QS11-AV) (I/O) 0.35%(3),(7)	08/25/36	32,663,161	441,005
Residential Accredit Loans, Inc. (06-QS5-A5) 6.00%(6)	05/25/36	4,087,020	3,890,310
Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O) 0.76%(3),(7)	06/25/36	43,198,084	1,008,083
Residential Accredit Loans, Inc. (06-QS7-AV) (I/O) 0.70%(3),(7)	06/25/36	9,163,990	188,189
Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O) 0.18%(3),(7)	01/25/37	2,236,589	14,662
Residential Accredit Loans, Inc. (07-QS2-AV) (I/O) 0.33%(3),(7)	01/25/37	17,036,558	182,211
Residential Accredit Loans, Inc. (07-QS3-AV) (I/O) 0.35%(3),(7)	02/25/37	68,380,855	828,995
Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O) 0.37%(3),(7)	03/25/37	8,179,752	102,921
Residential Accredit Loans, Inc. (07-QS5-AV) (I/O) 0.27%(3),(7)	03/25/37	10,718,198	89,751
Residential Accredit Loans, Inc. (07-QS6-A45) 5.75%(6)	04/25/37	2,427,453	2,319,715
Residential Accredit Loans, Inc. (07-QS8-AV) (I/O) 0.40%(3),(7)	06/25/37	16,582,022	301,760
Residential Asset Securitization Trust (07-A3-1A4) 5.75%	04/25/37	2,769,560	1,944,156
Residential Funding Mortgage Securities I (05-SA5-2A) 4.19%(3),(6)	11/25/35	15,141	14,458
Residential Funding Mortgage Securities I (06-S9-A3) (PAC) 5.75%(6)	09/25/36	502,542	482,258
Residential Funding Mortgage Securities I (07-S2-A9) 6.00%(6)	02/25/37	5,541,434	5,292,144
Residential Funding Mortgage Securities I (07-SA2-2A2) 4.32%(3)	04/25/37	16,586	14,694
Saxon Asset Securities Trust (06-2-A2) 0.30% (1 mo. USD LIBOR + 0.130%)(2)	09/25/36	1,857,688	1,846,914
Saxon Asset Securities Trust (06-3-A3) 0.34% (1 mo. USD LIBOR + 0.170%)(2)	10/25/46	8,766,696	8,586,122
Saxon Asset Securities Trust (07-2-A2C) 0.41% (1 mo. USD LIBOR + 0.240%)(2)	05/25/47	14,290,592	11,605,044
Saxon Asset Securities Trust (07-2-A2D) 0.47% (1 mo. USD LIBOR + 0.300%)(2)	05/25/47	16,623,411	13,578,303
Securitized Asset Backed Receivables LLC Trust (06-WM4-A1) 0.36% (1 mo. USD LIBOR + 0.190%)(1),(2)	11/25/36	14,954,654	9,184,944
Securitized Asset Backed Receivables LLC Trust (07-BR2-A1) 0.35% (1 mo. USD LIBOR + 0.180%)(1),(2)	02/25/37	25,947,473	22,883,766
Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C) 0.51% (1 mo. USD LIBOR + 0.340%)(2)	02/25/37	3,010,230	1,903,852

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2) 0.40% (1 mo. USD LIBOR + 0.230%)(2)	02/25/37	$32,080,737	$18,814,172
Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B) 0.31% (1 mo. USD LIBOR + 0.140%)(2)	01/25/37	16,118,660	13,720,887
Sequoia Mortgage Trust (03-8-A1) 0.83% (1 mo. USD LIBOR + 0.640%)(2)	01/20/34	698,977	668,233
SG Mortgage Securities Trust (07-NC1-A2) 0.41% (1 mo. USD LIBOR + 0.240%)(1),(2)	12/25/36	18,524,825	12,983,664
Soundview Home Equity Loan Trust (06-OPT4-2A4) 0.40% (1 mo. USD LIBOR + 0.230%)(2)	06/25/36	10,400,000	9,803,719
Soundview Home Equity Loan Trust (07-OPT3-2A4) 0.42% (1 mo. USD LIBOR + 0.250%)(2)	08/25/37	4,000,000	3,588,940
Structured Adjustable Rate Mortgage Loan Trust (04-12-2A) 3.61%(3)	09/25/34	1,241,824	1,211,138
Structured Adjustable Rate Mortgage Loan Trust (04-14-2A) 3.72%(3)	10/25/34	2,213,148	2,223,203
Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A) 1.12% (1 mo. USD LIBOR + 0.950%)(2)	08/25/35	721,110	724,639
Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1) 3.95%(3),(6)	03/25/36	343,881	305,637
Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1) 3.74%(3),(6)	05/25/36	1,719,847	1,496,557
Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1) 3.78%(3),(6)	06/25/36	3,096,308	2,978,050
Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1) 3.99%(3)	02/25/37	2,278,124	1,671,389
Structured Asset Securities Corp. (05-2XS-1A5B) 5.15%	02/25/35	14,631	14,841
Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1) 3.81%(3),(6)	04/25/37	134,320	97,615
Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1) 3.80%(3)	06/25/37	3,901	3,262
Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1) 3.98%(3)	01/25/37	409,183	405,107
Wachovia Mortgage Loan Trust LLC (06-AMN1-A3) 0.41% (1 mo. USD LIBOR + 0.240%)(2)	08/25/36	7,118,442	3,695,491
WaMu Mortgage Pass-Through Certificates (04-AR14-A1) 3.82%(3)	01/25/35	3,968,451	3,964,737
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1) 0.46% (1 mo. USD LIBOR + 0.290%)(2)	10/25/45	5,392,421	5,274,394
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2) 2.77% (12 mo. Monthly Treasury Average Index + 1.450%)(2)	10/25/45	434,560	417,706
WaMu Mortgage Pass-Through Certificates (05-AR14-2A1) 3.77%(3)	12/25/35	1,056,246	1,001,089
WaMu Mortgage Pass-Through Certificates (05-AR18-1A1) 3.70%(3)	01/25/36	1,440,825	1,435,704
WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A) 0.48% (1 mo. USD LIBOR + 0.310%)(2)	01/25/45	160,112	155,223
WaMu Mortgage Pass-Through Certificates (05-AR9-A1A) 0.81% (1 mo. USD LIBOR + 0.640%)(2)	07/25/45	9,201,700	8,845,423
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A) 2.39% (12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	11,907,509	11,440,841
WaMu Mortgage Pass-Through Certificates (06-AR11-1A) 2.28% (12 mo. Monthly Treasury Average Index + 0.960%)(2),(6)	09/25/46	3,251,894	2,886,500
WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A) 2.31% (12 mo. Monthly Treasury Average Index + 0.810%)(2)	12/25/46	3,973,098	3,686,216
WaMu Mortgage Pass-Through Certificates Trust (05-AR11-A1A) 0.49% (1 mo. USD LIBOR + 0.320%)(2)	08/25/45	12,920,544	12,314,691
Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1) 4.04%(3)	11/25/30	78,854	77,826
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2) 5.75%(6)	02/25/36	839,730	777,673
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1) 0.77% (1 mo. USD LIBOR + 0.600%)(2),(6)	07/25/36	1,806,733	1,158,197
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A) 0.34% (1 mo. USD LIBOR + 0.170%)(2)	12/25/36	3,213,162	2,681,755
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A) 2.01% (11th District Cost of Funds + 1.250%)(2)	04/25/47	1,371,801	1,173,826
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3) 0.48% (1 mo. USD LIBOR + 0.310%)(2)	06/25/37	3,810,340	3,498,947
Washington Mutual Asset-Backed Certificates (06-HE1-2A4) 0.45% (1 mo. USD LIBOR + 0.280%)(2)	04/25/36	6,524,799	6,091,627
Wells Fargo Home Equity Asset-Backed Securities (06-3-A2) 0.32% (1 mo. USD LIBOR + 0.150%)(2)	01/25/37	1,399,862	1,351,774
Wells Fargo Home Equity Asset-Backed Securities (07-1-A3) 0.49% (1 mo. USD LIBOR + 0.320%)(2)	03/25/37	5,521,000	4,756,940
Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6) 3.32%(3),(6)	08/25/36	1,934,894	1,862,632
Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1) 3.53%(3),(6)	08/25/37	143,803	136,912

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,085,642,584)			1,189,797,112

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES—10.7%
U.S. Treasury Bond 1.25%	05/15/50	$207,350,000	$210,136,266
U.S. Treasury Note
0.25%	06/30/25	38,245,000	38,316,709
0.25%	07/31/25	5,825,000	5,835,467
0.63%	05/15/30	481,530,000	485,592,909

Total U.S. Treasury Securities (Cost: $714,912,816)			739,881,351

Total Fixed Income Securities (Cost: $6,173,882,918)			6,495,983,748

Issues		Shares
MONEY MARKET INVESTMENTS—1.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.09%(8)		109,384,638	109,384,638

Total Money Market Investments (Cost: $109,384,638)			109,384,638

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—13.5%

U.S. Treasury Securities—13.5%
U.S. Treasury Bill
0.09% (9)	11/19/20	$158,200,000	158,156,099
0.10% (9)	11/27/20	300,000,000	299,900,910
0.08% (9),(10)	09/10/20	31,299,000	31,296,274
0.10% (9)	12/10/20	50,000,000	49,982,083
0.10% (9)	12/03/20	125,000,000	124,958,697
0.10% (9)	01/07/21	50,000,000	49,977,650
0.10% (9)	01/14/21	75,000,000	74,964,979
0.10% (9)	01/21/21	150,000,000	149,926,972

Total U.S. Treasury Securities (Cost: $938,981,986)			939,163,664

Total Short Term Investments (Cost: $938,981,986)			939,163,664

Total Investments (108.7%) (Cost: $7,222,249,542)			7,544,532,050
Liabilities In Excess Of Other Assets (-8.7%)			(605,396,483)

Net Assets (100.0%)			$6,939,135,567

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED) (CONT’D)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ (Depreciation)
Long Futures
4,485	5-Year U.S. Treasury Note Futures	09/30/20	$562,565,512	$565,670,625	$ 3,105,113
2,703	U.S. Ultra Long Bond Futures	09/21/20	591,685,179	615,439,313	23,754,134

			$1,154,250,691	$1,181,109,938	$ 26,859,247

Short Futures
3,120	10-Year U.S. Ultra Treasury Note Futures	09/21/20	$(489,724,140)	$(496,860,000)	$ (7,135,860)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $549,595,523 or 7.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2020.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security is not accruing interest.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Rate disclosed is the 7-day net yield as of July 31, 2020.
(9)	Rate shown represents yield-to-maturity.
(10)	All or a portion of this security is held as collateral for open futures contracts.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	July 31, 2020

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	53.0%
U.S. Treasury Securities	24.2
Residential Mortgage-Backed Securities—Non-Agency	17.1
Commercial Mortgage-Backed Securities—Non-Agency	5.4
Commercial Mortgage-Backed Securities—Agency	5.2
Asset-Backed Securities	2.2
Money Market Investments	1.6
Other*	(8.7)

Total	100.0%

*	Includes cash, futures, interest receivable and accrued expenses payable.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2020

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$153,830,349	$—	$153,830,349
Commercial Mortgage-Backed Securities—Agency	—	363,009,636	—	363,009,636
Commercial Mortgage-Backed Securities—Non-Agency	—	371,421,748	—	371,421,748
Residential Mortgage-Backed Securities—Agency	—	3,678,043,552	—	3,678,043,552
Residential Mortgage-Backed Securities—Non-Agency	—	1,185,969,466	3,827,646	1,189,797,112
U.S. Treasury Securities	739,881,351	—	—	739,881,351

Total Fixed Income Securities	739,881,351	5,752,274,751	3,827,646	6,495,983,748

Money Market Investments	109,384,638	—	—	109,384,638
Short-Term Investments	939,163,664	—	—	939,163,664

Total Investments	$1,788,429,653	$5,752,274,751	$3,827,646	$7,544,532,050

Asset Derivatives
Futures Contracts
Interest Rate Risk	26,859,247	—	—	26,859,247

Total Investments	$1,815,288,900	$5,752,274,751	$3,827,646	$7,571,391,297

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(7,135,860)	$—	$—	$(7,135,860)

Total	$(7,135,860)	$—	$—	$(7,135,860)

Note 1 — Security Valuations

Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by the investment companies. All other securities including short-term securities traded over the counter (“OTC”) for which market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized in Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized in Level 2; otherwise, the fair values are categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 1 or Level 2 of the fair value hierarchy. The summary of the inputs used as of April 30, 2020 is listed after the Schedule of Investments for each Fund.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

The summary of the inputs used as of July 31, 2020 is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2019	$984,406	$17,856,321	$104,216	$25,245	$—	$4,916,586
Accrued Discounts (Premiums)	(594)	—	13,764	—	—	—
Realized Gain (Loss)	107,723	—	—	—	—	(500,366)
Change in Unrealized Appreciation	(77,136)	(6,074,727)	(8,506)	(26,041)	(3)	(542,051)
Purchases	—	—	—	—	—	47,869
Sales	(1,014,399)	—	—	—	—	(94,392)
Transfers in to Level 3*	—	—	—	12,545	86	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of July 31, 2020	$—	$11,781,594	$109,474	$11,749	$83	$3,827,646

Change in Unrealized Appreciation from Investments Still Held at July 31, 2020	$—	$(6,074,727)	$(8,506)	$(26,041)	$(3)	$(542,051)

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuations inputs for Level 3 investments as of July 31, 2020 are as follows:

Description	Fair Value at July 31, 2020	Valuation Techniques	Unobservable Input	Range	Average Weighted Price
TCW Emerging Markets Income Fund
Residential Mortgage-Backed Securities	$11,781,594	Third-party Vendor	Vendor Prices	$6.75 -7.0	$6.93
TCW Global Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$109,474	Third-party Vendor	Vendor Prices	$8.746	$8.746
TCW High Yield Bond Fund
Bank Loans	$11,440	Third-party Vendor	Vendor Prices	$88.0	$88.0
Common Stock	$309	Third-party Vendor	Vendor Prices	$0.055	$0.055
TCW Short Term Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$83	Third-party Vendor	Vendor Prices	$100.00	$100.00
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$3,690	Third-party Vendor	Vendor Prices	$5.594	$5.594
Residential Mortgage-Backed Securities—Non-Agency (Interest Only, Collateral Strip Rate Securities	$3,823,956	Third-party Vendor	Vendor Prices	$.655- $ 2.336	$1.59

.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price..

For the period ended July 31, 2020, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Futures Contracts(1)	$—	$—	$533,993	$533,993

Total Value	$—	$—	$533,993	$533,993

Liability Derivatives

Futures Contracts(1)	$—	$—	$(7,225)	$(7,225)

Total Value	$—	$—	$(7,225)	$(7,225)

Number of Contracts(2)

Futures Contracts	—	—	891	891

TCW Emerging Markets Local Currency Income Fund

Asset Derivatives

Forward Contracts	$—	$1,695,902	$—	$1,695,902

Total Value	$—	$1,695,902	$—	$1,695,902

Liability Derivatives

Forward Contracts	$—	$(818,068)	$—	$(818,068)

Total Value	$—	$(818,068)	$—	$(818,068)

Notional Amounts(2)

Forward Currency
Contracts	$—	$90,508,321	$—	$90,508,321

TCW Enhanced Commodity Strategy Fund
	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives
Swap Agreements	$38,790	$—	$—	$38,790

Total Value	$38,790	$—	$—	$38,790

Notional Amounts(2)

Swap Agreements	$1,106,589	$—	$—	$1,106,589

TCW Global Bond Fund

Asset Derivatives

Futures Contracts(1)	$—	$—	$4,417	$4,417
Forward Contracts	—	98,134	—	98,134

Total Value	$—	$98,134	$4,417	$102,551

Liability Derivatives

Forward Contracts	$—	$(22,363)	$—	$(22,363)

Total Value	$—	$(22,363)	$—	$(22,363)

Number of Contracts or Notional Amounts(2)

Forward Currency Contracts	$—	$5,655,167	$—	$5,655,167
Futures Contracts	—	—	16	16

TCW High Yield Bond Fund

Liability Derivatives

Futures Contracts(1)	$—	$—	$(168,973)	$(168,973)

Total Value	$—	$—	$(168,973)	$(168,973)

Number of Contracts(2)

Futures Contracts	—	—	61	61

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Short Term Bond Fund

Liability Derivatives

Futures Contracts(1)	$—	$—	$(11,495)	$(11,495)

Total Value	$—	$—	$(11,495)	$(11,495)

Number of Contracts(2)

Futures Contracts	—	—	6	6

TCW Total Return Bond Fund

Asset Derivatives

Futures Contracts(1)	$—	$—	$26,859,247	$26,859,247

Total Value	$—	$—	$26,859,247	$26,859,247

Liability Derivatives

Futures Contracts(1)	$—	$—	$(7,135,860)	$(7,135,860)

Total Value	$—	$—	$(7,135,860)	$(7,135,860)

Number of Contracts(2)

Futures Contracts	—	—	9,920	9,920

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(2)	Amount disclosed represents average notional amounts which are representative of the volume traded for the period ended July 31, 2020.

Note 2 — Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, TBA, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment. Prior to settlement of these transactions, the value of the subject securities will fluctuate with market movement. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not set aside liquid assets to cover the commitment. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2020.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2020.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2020.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2020.

Derivatives:

Forward Foreign Currency Contracts: The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Funds as unrealized gains or losses. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at July 31, 2020 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund utilized futures during the period ended July 31, 2020 to help manage interest rate duration of those Funds. Futures contracts outstanding at July 31, 2020 are listed on the Schedule of Investments.

Options: The Funds purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expired are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. At July 31, 2020, none of the Funds held purchased or written options.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk—or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss from counterparty default is the discounted NAV of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2020, the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 3 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at July 31, 2020 are listed below:

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.68%, due 09/15/39	7/15/16	$933	$2,579	0.23%

TCW Global Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.30%, due 04/11/37	3/26/15	$0	$20,864	0.10%

TCW Short Term Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
UBS Commercial Mortgage Trust (12-C1-XA) (I/O), 2.07% , due 05/10/45	4/6/20	$8,342	$6,620	0.08%